                                 ANNUAL REPORT

                               December 31, 1999
                              SAFECO Mutual Funds

                               Fixed-Income Funds
                                 No-Load Class

                                --------------

                              Taxable Bond Funds

        Intermediate-Term U.S. Treasury
          Fund............................   2
        GNMA Fund.........................   5
        High-Yield Bond Fund..............   8
        Managed Bond Fund.................  14

                            Tax-Exempt Bond Funds

        Municipal Bond Market Overview....  18
        California Tax-Free Income Fund...  19
        Municipal Bond Fund...............  23
        Washington State Municipal Bond
          Fund............................  30
        Intermediate-Term Municipal Bond
          Fund............................  34
        Insured Municipal Bond Fund.......  39

                              Money Market Funds

        Money Market Fund.................  44
        Tax-Free Money Market Fund........  48

                [LOGO OF SAFECO(R)]

                         REPORT FROM THE FUND MANAGER
                           SAFECO Intermediate-Term
                              U.S. Treasury Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF RONALD SPAULDING]

                               RONALD SPAULDING

    The Intermediate-Term U.S. Treasury Fund trailed the Merrill Lynch Intermediate-Term Treasury Index, but outpaced its peer group for the year and quarter.
    Interest rates moved irregularly but inexorably higher through the year as investors focused on economic strength, some inflationary signs, and the near certainty that the Federal Reserve Board would raise short-term interest rates. The Fed did move three times during the year, with the most recent tightening move sending short-term rates to 5.50%. The five-year U.S. Treasury, a representative holding of the Fund, started 1999 at 4.5% and finished at 6.25%.
    The Fund suffered from rising interest rates more than its com-

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

          Average Annual Total Return
          for the periods ended December 31, 1999          Quarter     1 Year        5 Year        10 Year
          -------------------------------------------------------------------------------------------------
          SAFECO Intermediate-Term U.S. Treasury Fund      (.47)%      (1.98)%       6.40 %        6.56 %
          Merrill Lynch Intermediate-Term Treasury Index   (.02)%       0.55 %       6.98 %        7.12 %
          Lipper, Inc. (Intermediate U.S. Treasury Funds)  (.61)%      (2.27)%       6.58 %        6.66 %
                               SAFECO                Merrill Lynch
                    Intermediate-Term            Intermediate-Term
                   U.S. Treasury Fund               Treasury Index
                  -------------------            -----------------
  12/31/89                     10,000                       10,000
   1/31/90                      9,941                        9,948
   2/28/90                      9,990                        9,973
   3/31/90                      9,985                        9,990
   4/30/90                      9,959                        9,957
   5/31/90                     10,148                       10,168
   6/30/90                     10,251                       10,298
   7/31/90                     10,389                       10,448
   8/31/90                     10,351                       10,403
   9/30/90                     10,391                       10,493
  10/31/90                     10,474                       10,644
  11/30/90                     10,583                       10,803
  12/31/90                     10,716                       10,956
   1/31/91                     10,764                       11,067
   2/28/91                     10,848                       11,125
   3/31/91                     10,925                       11,178
   4/30/91                     11,046                       11,301
   5/31/91                     11,104                       11,365
   6/30/91                     11,117                       11,372
   7/31/91                     11,256                       11,500
   8/31/91                     11,446                       11,712
   9/30/91                     11,618                       11,914
  10/31/91                     11,743                       12,049
  11/30/91                     11,864                       12,188
  12/31/91                     12,164                       12,488
   1/31/92                     12,026                       12,362
   2/28/92                     12,040                       12,406
   3/31/92                     11,997                       12,358
   4/30/92                     12,088                       12,471
   5/31/92                     12,262                       12,644
   6/30/92                     12,454                       12,832
   7/31/92                     12,764                       13,071
   8/31/92                     12,864                       13,221
   9/30/92                     13,103                       13,404
  10/31/92                     12,863                       13,237
  11/30/92                     12,783                       13,181
  12/31/92                     12,963                       13,354
   1/31/93                     13,297                       13,599
   2/28/93                     13,591                       13,803
   3/31/93                     13,646                       13,859
   4/30/93                     13,744                       13,969
   5/31/93                     13,698                       13,927
   6/30/93                     14,030                       14,127
   7/31/93                     14,052                       14,154
   8/31/93                     14,398                       14,373
   9/30/93                     14,480                       14,435
  10/31/93                     14,512                       14,455
  11/30/93                     14,279                       14,390
  12/31/93                     14,368                       14,446
   1/31/94                     14,555                       14,590
   2/28/94                     14,170                       14,383
   3/31/94                     13,872                       14,182
   4/30/94                     13,773                       14,083
   5/31/94                     13,779                       14,100
   6/30/94                     13,753                       14,110
   7/31/94                     13,936                       14,280
   8/31/94                     13,971                       14,330
   9/30/94                     13,819                       14,214
  10/31/94                     13,824                       14,218
  11/30/94                     13,796                       14,147
  12/31/94                     13,850                       14,198
   1/31/95                     14,008                       14,436
   2/28/95                     14,217                       14,712
   3/31/95                     14,290                       14,793
   4/30/95                     14,466                       14,957
   5/31/95                     15,019                       15,390
   6/30/95                     15,119                       15,491
   7/31/95                     15,002                       15,501
   8/31/95                     15,180                       15,628
   9/30/95                     15,348                       15,731
  10/31/95                     15,582                       15,910
  11/30/95                     15,899                       16,109
  12/31/95                     16,169                       16,267
   1/31/96                     16,221                       16,412
   2/28/96                     15,826                       16,228
   3/31/96                     15,660                       16,144
   4/30/96                     15,627                       16,099
   5/31/96                     15,624                       16,090
   6/30/96                     15,738                       16,242
   7/31/96                     15,787                       16,298
   8/31/96                     15,785                       16,313
   9/30/96                     15,962                       16,523
  10/31/96                     16,159                       16,792
  11/30/96                     16,366                       16,995
  12/31/96                     16,231                       16,906
   1/31/97                     16,281                       16,969
   2/28/97                     16,238                       16,988
   3/31/97                     16,040                       16,901
   4/30/97                     16,265                       17,090
   5/31/97                     16,392                       17,218
   6/30/97                     16,554                       17,370
   7/31/97                     17,032                       17,696
   8/31/97                     16,826                       17,614
   9/30/97                     17,079                       17,815
  10/31/97                     17,379                       18,022
  11/30/97                     17,387                       18,057
  12/31/97                     17,576                       18,217
   1/30/98                     17,859                       18,459
   2/28/98                     17,799                       18,435
   3/31/98                     17,833                       18,500
   4/30/98                     17,897                       18,582
   5/31/98                     18,049                       18,701
   6/30/98                     18,200                       18,837
   7/31/98                     18,238                       18,911
   8/31/98                     18,686                       19,289
   9/30/98                     19,332                       19,745
  10/31/98                     19,239                       19,786
  11/30/98                     19,174                       19,716
  12/31/98                     19,265                       19,789
   1/31/99                     19,267                       19,877
   2/28/99                     18,962                       19,572
   3/31/99                     19,043                       19,722
   4/30/99                     19,074                       19,782
   5/31/99                     18,855                       19,650
   6/30/99                     18,828                       19,684
   7/31/99                     18,802                       19,703
   8/31/99                     18,811                       19,744
   9/30/99                     18,973                       19,901
  10/31/99                     18,988                       19,931
  11/30/99                     18,961                       19,943
  12/31/99                     18,884                       19,898

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

parable index, because its average maturity (even though I short-ened it by one year, as it became clear that interest rates were trending upward) remained longer than the average maturity of the index. At year-end, the average matu-rity of the Fund was 4.6 years and the index's was 3.6 years.
    I expect 2000 will offer more of the same, at least in the first half. We believe the Fed will raise short-term interest rates in February from 5.50% to 6.00% and then desist. I've positioned the Fund for this likelihood. With its somewhat longer average maturity, it may suffer more from a rate hike, but it should do better in the stable interest-rate environment I expect to follow.
    The risk to this scenario is that the economy continues to boom, the stock market continues to soar, and the Fed, fretting about inflation in general and equity assets in particular, would try to deflate the stock market with a string of rate increases. Bond investors would suffer from this medicine.
    This concludes my time as your portfolio manager. As my successor, Naomi Urata will closely monitor the bond market and work to position the Fund to make the best of the situation, whether rates are rising or falling.

Ronald Spaulding

--------------------------------------------------------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In
1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Intermediate-Term
                               U.S. Treasury Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------

 U.S. GOVERNMENT OBLIGATIONS - 97.5%

 U.S. Federal Agency Notes - 18.4%
 $  500 5.75%, due 2/15/08.............................................. $  460
    500 5.785%, due 4/14/08................................................ 460
  1,500 6.26%, due 9/24/04............................................... 1,463
  1,500 6.875%, due 11/22/06............................................. 1,452
 U.S. Treasury Bills/Strips - 5.9%
  1,975 0.00%, due 2/15/07............................................... 1,238
 U.S. Treasury Notes - 73.2%
  2,500 5.625%, due 5/15/08.............................................. 2,352
  2,600 5.875%, due 6/30/00.............................................. 2,603
  3,900 6.50%, due 10/15/06.............................................. 3,889
    810 6.875%, due 3/31/00................................................ 813
  2,070 7.25%, due 8/15/04............................................... 2,136
  1,200 7.50%, due 11/15/01.............................................. 1,226
  2,200 7.75%, due 2/15/01............................................... 2,238
                                                                          ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS....................................... 20,330
                                                                          ------

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------

 CASH EQUIVALENTS - 1.1%

 Investment Companies
 $  221 J.P. Morgan Institutional Prime Money Market................... $    221
                                                                          ------
 TOTAL CASH EQUIVALENTS..................................................... 221
                                                                          ------
 TOTAL INVESTMENTS - 98.6%............................................... 20,551
 Other Assets, less Liabilities............................................. 285
                                                                          ------
 NET ASSETS............................................................. $20,836
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS

  Current Yield (30-day)..... 5.42%
  Weighted Average Maturity.. 4.7 years


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                               SAFECO GNMA Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           [PHOTO OF PAUL STEVENSON]

                                PAUL STEVENSON

    Interest rates continued to rise into year-end on fears the Federal
Reserve would raise rates again to contain a too-strong economy, con-sumer spending, and buoyant stock markets. To further complicate mat-ters, the global economy is on a fast mend, with international trade ex-pected to increase. These factors are not comforting to a market which reacts strongly to fears of inflation and excessive economic growth. I believe the same themes will carry over into the new year.
    The SAFECO GNMA Fund finished the year ahead of its peers, but our higher sensitivity to interest rates kept us behind the Merrill Lynch GNMA Index. The SAFECO Fund and its peers were longer than the index, and longer bonds fared poorly in the rising rate environment. For exam-ple, in the fourth quarter, 30-year pass-through GNMAs

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

     Average Annual Total Return
     for the periods ended December 31, 1999     Quarter      1 Year         5 Year         10 Year
     ------------------------------------------------------------------------------------------------
     SAFECO GNMA Fund                            (.07)%       0.16 %         6.97 %          6.69 %
     Merrill Lynch GNMA Index                     .38%        1.91 %         8.15 %          8.07 %
     Lipper, Inc. (GNMA Funds)                   (.12)%       0.11 %         7.03 %          7.02 %

                          SAFECO             Merrill Lynch
                       GNMA Fund                GNMA Index
                      ----------             -------------
12/31/89                  10,000                    10,000
 1/31/90                   9,889                     9,895
 2/28/90                   9,934                     9,984
 3/31/90                   9,946                     9,996
 4/30/90                   9,810                     9,903
 5/31/90                  10,110                    10,218
 6/30/90                  10,245                    10,385
 7/31/90                  10,433                    10,561
 8/31/90                  10,340                    10,477
 9/30/90                  10,408                    10,567
10/31/90                  10,496                    10,701
11/30/90                  10,729                    10,940
12/31/90                  10,871                    11,121
 1/31/91                  11,025                    11,280
 2/28/91                  11,089                    11,359
 3/31/91                  11,146                    11,442
 4/30/91                  11,267                    11,560
 5/31/91                  11,357                    11,652
 6/30/91                  11,370                    11,668
 7/31/91                  11,551                    11,866
 8/31/91                  11,736                    12,088
 9/30/91                  11,940                    12,307
10/31/91                  12,116                    12,501
11/30/91                  12,177                    12,590
12/31/91                  12,480                    12,899
 1/31/92                  12,307                    12,743
 2/28/92                  12,408                    12,872
 3/31/92                  12,335                    12,788
 4/30/92                  12,427                    12,924
 5/31/92                  12,667                    13,178
 6/30/92                  12,802                    13,368
 7/31/92                  12,985                    13,447
 8/31/92                  13,118                    13,644
 9/30/92                  13,224                    13,745
10/31/92                  13,087                    13,639
11/30/92                  13,143                    13,710
12/31/92                  13,316                    13,878
 1/31/93                  13,513                    14,082
 2/28/93                  13,660                    14,205
 3/31/93                  13,715                    14,278
 4/30/93                  13,763                    14,357
 5/31/93                  13,803                    14,433
 6/30/93                  14,035                    14,570
 7/31/93                  14,093                    14,639
 8/31/93                  14,241                    14,668
 9/30/93                  14,257                    14,675
10/31/93                  14,281                    14,749
11/30/93                  14,145                    14,725
12/31/93                  14,259                    14,871
 1/31/94                  14,418                    14,989
 2/28/94                  14,200                    14,918
 3/31/94                  13,749                    14,530
 4/30/94                  13,629                    14,434
 5/31/94                  13,676                    14,453
 6/30/94                  13,615                    14,423
 7/31/94                  13,877                    14,715
 8/31/94                  13,909                    14,747
 9/30/94                  13,700                    14,582
10/31/94                  13,664                    14,572
11/30/94                  13,545                    14,535
12/31/94                  13,650                    14,690
 1/31/95                  13,930                    15,008
 2/28/95                  14,256                    15,410
 3/31/95                  14,304                    15,485
 4/30/95                  14,487                    15,700
 5/31/95                  14,887                    16,174
 6/30/95                  14,949                    16,280
 7/31/95                  14,967                    16,321
 8/31/95                  15,129                    16,495
 9/30/95                  15,274                    16,671
10/31/95                  15,392                    16,805
11/30/95                  15,573                    16,987
12/31/95                  15,763                    17,211
 1/31/96                  15,868                    17,336
 2/28/96                  15,653                    17,199
 3/31/96                  15,561                    17,183
 4/30/96                  15,499                    17,120
 5/31/96                  15,464                    17,055
 6/30/96                  15,677                    17,248
 7/31/96                  15,700                    17,326
 8/31/96                  15,698                    17,350
 9/30/96                  15,958                    17,630
10/31/96                  16,252                    17,984
11/30/96                  16,494                    18,263
12/31/96                  16,391                    18,163
 1/31/97                  16,497                    18,291
 2/28/97                  16,534                    18,359
 3/31/97                  16,358                    18,187
 4/30/97                  16,628                    18,478
 5/31/97                  16,770                    18,672
 6/30/97                  16,974                    18,891
 7/31/97                  17,337                    19,231
 8/31/97                  17,274                    19,209
 9/30/97                  17,481                    19,455
10/31/97                  17,663                    19,652
11/30/97                  17,692                    19,705
12/31/97                  17,862                    19,896
 1/30/98                  18,043                    20,089
 2/28/98                  18,079                    20,158
 3/31/98                  18,116                    20,246
 4/30/98                  18,226                    20,378
 5/31/98                  18,352                    20,549
 6/30/98                  18,458                    20,587
 7/31/98                  18,534                    20,702
 8/31/98                  18,792                    20,868
 9/30/98                  18,999                    21,126
10/31/98                  18,918                    21,103
11/30/98                  19,005                    21,237
12/31/98                  19,084                    21,329
 1/31/99                  19,185                    21,487
 2/28/99                  19,037                    21,406
 3/31/99                  19,188                    21,541
 4/30/99                  19,266                    21,643
 5/31/99                  19,089                    21,521
 6/30/99                  18,958                    21,430
 7/31/99                  18,828                    21,302
 8/31/99                  18,820                    21,300
 9/30/99                  19,127                    21,654
10/31/99                  19,162                    21,780
11/30/99                  19,198                    21,801
12/31/99                  19,114                    21,736

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

barely broke even, returning 0.44%. 15-year pass-throughs did marginally better at 0.48%, while the 5- and 7-year balloons generated 0.72%.
    As rising rates cause the duration (sensitivity to interest rates) of mort-gage-backed securities to lengthen, I actively shortened the Fund's average ma-turity, especially in the last half of the year. The bulk of my trading in-volved selling the longest assets, and defensive swaps. These were the right moves; I just needed more of them.
    In the fourth quarter, Y2K concerns ruled Wall Street, and I consolidated a number of smaller CMO positions, while there was a strong bid, with larger, more liquid positions.
    At December 31, the Fund's average life and duration were 9.6 years and 4.8 years, compared to 8.6 years and 4.5 years for the GNMA indices. The Fund's slightly longer average life and duration is due to its emphasis, about 69% of net assets, on 30-year pass-throughs. The balance is invested in well-struc-tured, intermediate- maturity CMOs.
    During the first quarter, I will be looking for more defensive strategies and possibly allocating some of the assets into 1-year pass-throughs and 7-year balloons, as well as more overlooked sectors that appear cheap.

Paul Stevenson
--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He be-came the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washing- ton State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA Fund
                            As of December 31, 1999

                                   HIGHLIGHTS


  Current Yield (30-day)......   6.39%
  Weighted Average Maturity...   9.6 years

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 99.0%
 Collateral Mortgage Obligation (CMO) - 21.7%
   $2,000 6.50%, due 12/16/24.......................................... $ 1,892
    3,000 6.50%, due 6/20/29............................................. 2,841
    3,904 7.00%, due 6/20/12............................................. 3,806

 Federal Home Loan Mortgage Corp. (FHLMC) - 9.2%
    3,291 6.00%, due 5/15/29............................................. 3,063
      545 9.50%, due 4/15/21............................................... 578

 Federal National Mortgage Association (FNMA) - 12.0%
    4,194 7.00%, due 1/01/29............................................. 4,058
      648 9.00%, due 11/01/22.............................................. 677

 Government National Mortgage Association (GNMA) - 56.1%
    2,476 6.00%, due 10/20/29............................................  2,245
    1,591 6.50%, due 1/20/24.............................................  1,502
    2,739 7.00%, due 10/20/29............................................  2,636
    1,417 7.00%, due 5/15/23.............................................  1,379
    4,264 7.00%, due 5/15/28.............................................  4,121
    1,321 7.50%, due 3/15/22.............................................  1,313
    2,231 7.50%, due 5/15/28.............................................  2,208
    1,104 7.50%, due 9/15/22.............................................  1,097
    2,834 8.25%, due 5/15/20.............................................  2,919
    1,822 8.50%, due 10/20/29............................................  1,861
      828 8.50%, due 8/20/29.............................................    845
                                                                          ------
 TOTAL ASSET BACKED SECURITIES........................................... 39,041
                                                                          ------
 CASH EQUIVALENTS - 0.6%
 Investment Companies
      256 J.P. Morgan Institutional Prime Money Market...................    256
                                                                          ------
 TOTAL CASH EQUIVALENTS..................................................    256
                                                                          ------
 TOTAL INVESTMENTS - 99.6%............................................... 39,297
 Other Assets, less Liabilities..........................................    152
                                                                          ------
 NET ASSETS............................................................. $39,449
                                                                          ------
                                                                          ------
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                          SAFECO High-Yield Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                            [PHOTO OF ROBERT KERN]

                                  ROBERT KERN

    High-yield bonds proved to be the best fixed-income investment in 1999. (The Merrill Lynch High-Yield Index returned 2.51%.) The SAFECO High-Yield Bond Fund proved to be a great choice for high-yield invest-ors. For the year and quarter ended December 31, 1999, the Fund outperformed its benchmark index.
    The year itself ended on a high note, with the best returns coming in the fourth quarter. Fewer-than-expected new issues and stable cash flows lent a positive technical tone to the market, and nearly all the Fund's holdings showed some price increase. Cable and telecommunication issues such as Bresnan, Metromedia Fiber, Psinet, and Rhythms NetConnections were the best performers. 21st Century Telecom also rose significantly in price on the news that RCN Corp. was acquiring the company. I used the

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

        Average Annual Total Return
        for the periods ended December 31, 1999     Quarter   1 Year      5 Year      10 Year
        ----------------------------------------------------------------------------------------
        SAFECO High-Yield Bond Fund                 3.48%      3.74 %      9.30 %       9.30 %
        Merrill Lynch High-Yield Master II Index    1.36%      2.51 %      9.89 %      11.34 %
        Lipper, Inc. (High Current Yield Funds)     2.54%      4.53 %      8.89 %      10.08 %

                          SAFECO            Merrill Lynch
                      High-Yield               High-Yield
                       Bond Fund          Master II Index
                     -----------          ---------------
 12/31/89                 10,000                   10,000
  1/31/90                  9,851                    9,844
  2/28/90                  9,653                    9,696
  3/31/90                  9,848                    9,871
  4/30/90                  9,907                    9,940
  5/31/90                 10,102                   10,105
  6/30/90                 10,217                   10,362
  7/31/90                 10,451                   10,619
  8/31/90                 10,131                   10,134
  9/30/90                  9,753                    9,710
 10/31/90                  9,440                    9,432
 11/30/90                  9,544                    9,532
 12/31/90                  9,640                    9,676
  1/31/91                  9,589                    9,875
  2/28/91                  9,985                   10,731
  3/31/91                 10,337                   11,252
  4/30/91                 10,653                   11,651
  5/31/91                 10,780                   11,696
  6/30/91                 10,898                   11,955
  7/31/91                 11,138                   12,284
  8/31/91                 11,355                   12,562
  9/30/91                 11,526                   12,744
 10/31/91                 11,792                   13,176
 11/30/91                 11,940                   13,315
 12/31/91                 11,982                   13,467
  1/31/92                 12,315                   13,921
  2/28/92                 12,529                   14,269
  3/31/92                 12,664                   14,474
  4/30/92                 12,656                   14,549
  5/31/92                 12,827                   14,756
  6/30/92                 12,993                   14,934
  7/31/92                 13,216                   15,225
  8/31/92                 13,380                   15,418
  9/30/92                 13,545                   15,582
 10/31/92                 13,279                   15,378
 11/30/92                 13,504                   15,617
 12/31/92                 13,644                   15,815
  1/31/93                 14,017                   16,184
  2/28/93                 14,295                   16,473
  3/31/93                 14,538                   16,762
  4/30/93                 14,644                   16,877
  5/31/93                 14,865                   17,096
  6/30/93                 15,146                   17,415
  7/31/93                 15,324                   17,586
  8/31/93                 15,429                   17,751
  9/30/93                 15,481                   17,830
 10/31/93                 15,700                   18,160
 11/30/93                 15,821                   18,264
 12/31/93                 15,952                   18,456
  1/31/94                 16,253                   18,855
  2/28/94                 16,174                   18,724
  3/31/94                 15,602                   18,119
  4/30/94                 15,476                   17,984
  5/31/94                 15,617                   17,855
  6/30/94                 15,685                   17,936
  7/31/94                 15,679                   18,044
  8/31/94                 15,737                   18,187
  9/30/94                 15,731                   18,184
 10/31/94                 15,667                   18,231
 11/30/94                 15,462                   18,075
 12/31/94                 15,593                   18,260
  1/31/95                 15,776                   18,521
  2/28/95                 16,108                   19,115
  3/31/95                 16,255                   19,373
  4/30/95                 16,562                   19,864
  5/31/95                 16,997                   20,488
  6/30/95                 17,083                   20,626
  7/31/95                 17,310                   20,894
  8/31/95                 17,318                   21,004
  9/30/95                 17,529                   21,248
 10/31/95                 17,771                   21,427
 11/30/95                 17,801                   21,640
 12/31/95                 18,032                   21,992
  1/31/96                 18,258                   22,370
  2/28/96                 18,434                   22,439
  3/31/96                 18,374                   22,337
  4/30/96                 18,411                   22,378
  5/31/96                 18,526                   22,539
  6/30/96                 18,573                   22,629
  7/31/96                 18,767                   22,778
  8/31/96                 19,033                   23,055
  9/30/96                 19,419                   23,598
 10/31/96                 19,494                   23,802
 11/30/96                 19,783                   24,275
 12/31/96                 19,905                   24,482
  1/31/97                 20,072                   24,666
  2/28/97                 20,440                   25,046
  3/31/97                 20,013                   24,701
  4/30/97                 20,166                   25,018
  5/31/97                 20,717                   25,539
  6/30/97                 21,034                   25,939
  7/31/97                 21,576                   26,627
  8/31/97                 21,587                   26,582
  9/30/97                 21,960                   27,073
 10/31/97                 21,944                   27,211
 11/30/97                 22,149                   27,454
 12/31/97                 22,451                   27,730
  1/30/98                 22,924                   28,166
  2/28/98                 23,027                   28,280
  3/31/98                 23,303                   28,555
  4/30/98                 23,226                   28,678
  5/31/98                 23,331                   28,835
  6/30/98                 23,431                   28,999
  7/31/98                 23,737                   29,184
  8/31/98                 22,283                   27,711
  9/30/98                 22,654                   27,783
 10/31/98                 22,395                   27,183
 11/30/98                 23,362                   28,600
 12/31/98                 23,451                   28,549
  1/31/99                 23,748                   28,922
  2/28/99                 23,770                   28,724
  3/31/99                 24,092                   29,071
  4/30/99                 24,558                   29,603
  5/31/99                 23,912                   29,332
  6/30/99                 23,705                   29,259
  7/31/99                 23,721                   29,292
  8/31/99                 23,604                   28,989
  9/30/99                 23,511                   28,872
 10/31/99                 23,598                   28,716
 11/30/99                 24,025                   29,090
 12/31/99                 24,328                   29,266

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Credit Rating Distribution
As a Percent of Net Assets
------------------------------------------------------------------------------

     [PIE CHART]

1)       BBB                                                              2 %
2)       BB                                                              11 %
3)       B                                                               76 %
4)       CCC                                                              3 %
5)       Not Rated                                                        1 %
6)  Preferred Stock:                                                      5 %
7)  Cash & Other:                                                         2 %
                                                                        -----
                                                                        100 %

price increase to reduce our exposure to Intermedia Telecom.
   I bought preferred stock in CSC Holdings, the parent company of Cablevision Systems, which serves New York, operates several cable channels and owns a number of sports franchises. I chose the pre-ferred stock as it yields substantially more than the bonds of this well-rated company.
   In addition to being overweighted in cable and telecommunication issues, our large exposure to single-B-rated paper helped us outperform. That rating category turned in the best performance in the high-yield market.
   The 30-day yield on the Fund climbed to end the year at 9.47%, while the modified duration (sensitivity to interest rates) declined to 5.2 years. I will continue to emphasize higher yields and lower interest-rate sensitivity in order to minimize volatility in the Fund. I do expect volatility in the market. Robust economic growth and tight labor markets make increases in the Fed funds likely, and both the equity and bond markets traded off early in 2000 in anticipation of Fed action.

Robert Kern
-------------------------------------------------------------------------------

Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS

TOP FIVE                                                              Percent of
INDUSTRIES                                                            Net Assets
--------------------------------------------------------------------------------
Telephone................................................................... 15%
Broadcasting (TV, Radio & Cable)............................................ 13
Auto Parts & Equipment......................................................  6
Manufacturing (Diversified).................................................  5
Telecommunications (Long Distance)..........................................  4

TOP FIVE                                                              Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
McLeodUSA, Inc. .......................................................... 2.7%
 (Telephone)
American Axle & Manufacturing Holdings, Inc. ............................. 2.6
 (Auto Parts & Equipment)
Ames Department Stores, Inc. ............................................. 2.6
 (Retail - Department Stores)
Level 3 Communications, Inc. ............................................. 2.4
 (Telephone)
Allied Waste Industries................................................... 2.4
 (Waste Management)

TOP FIVE PURCHASES
For the year ended December 31, 1999                                      Cost
                                                                        (0000'S)
--------------------------------------------------------------------------------
McLeodUSA, Inc. ......................................................... $2,041
Ames Department Stores, Inc. ............................................  2,000
Allied Waste Industries..................................................  1,993
American Axle & Manufacturing Holdings, Inc. ............................  1,984
Level 3 Communications, Inc. ............................................  1,890

TOP FIVE SALES
For the year ended December 31, 1999                                    Proceeds
                                                                        (000'S)
--------------------------------------------------------------------------------
AES Corp. ............................................................... $1,965
Randall's Food Markets, Inc. ............................................  1,923
Lenfest Communications, Inc. ............................................  1,590
Qwest Communications, International Inc. ................................  1,590
Comcast Corp. ...........................................................  1,575

  Current Yield (30-day)...... 9.47%
  Weighted Average Maturity... 8.2 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 2.1%

 Financial (Diversified) - 2.1%
   $2,000 Criimi Mae Commercial Mortgage Trust Series 1998-C1 Class B 7.00%,
          due 11/02/11................................................ $ 1,588
                                                                         ------
 TOTAL ASSET BACKED SECURITIES........................................... 1,588
                                                                         ------

 CORPORATE BONDS - 89.9%

 Agricultural Products - 3.4%
    1,600 #The Scott's Company (144A) 8.625%, due 1/15/09 (acquired 1/14/99)..
          1,552
    1,000 Sun World International, Inc. 11.25%, due 4/15/04............. 1,020

 Air Freight - 1.9%
    1,500 Atlas Air, Inc. 9.375%, due 11/15/06.......................... 1,447

 Airlines - 1.2%
    1,000 Northwest Airlines, Inc. 8.52%, due 4/07/04..................... 929

 Aluminum - 2.6%
    1,000 Commonwealth Aluminum Corp. 10.75%, due 10/01/06.............. 1,010
    1,000 Wells Aluminum Corp. 10.125%, due 6/01/05....................... 962

 Auto Parts & Equipment - 6.0%
    2,000 American Axle & Manufacturing Holdings, Inc.
          9.75%, due 3/01/09............................................ 2,015
    1,000 Federal-Mogul Corp. 8.80%, due 4/15/07.......................... 971
    1,750 Hayes Lemmerz International, Inc. 8.25%, due 12/15/08......... 1,610

 Broadcasting (TV, Radio & Cable) - 10.6%
      750 21st Century Telecom Group, Inc. 12.25%, beg. 2/15/03 Step Bond due
          2/15/08......................................................... 501

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,000 Adelphia Communications Corp. 9.875%, due 3/01/05........... $ 1,015
      319 AMFM Operating, Inc. 12.625%, due 10/31/06...................... 362
    2,250 Bresnan Communications Group 9.25%, beg. 2/01/04
          Step Bond due 2/01/09......................................... 1,552
      500 Century Communications Corp. 9.50%, due 3/01/05................. 501
    1,000 Chancellor Media Corp. 9.00%, due 10/01/08.................... 1,040
    1,000 Charter Communications Holdings 8.625%, due 4/01/09............. 924
      250 Classic Cable, Inc. 9.375%, due 8/01/09......................... 246
    1,000 Falcon Holdings Group 8.375%, due 4/15/10..................... 1,009
    1,000 Young Broadcasting, Inc. 9.00%, due 1/15/06..................... 962

 Chemicals (Specialty) - 0.7%
      500 Sovereign Specialty Chemicals, Inc. 9.50%, due 8/01/07.......... 502

 Communication Equipment - 3.9%
    1,500 National Equipment Services, Inc. (Series B)
          10.00%, due 11/30/04.......................................... 1,500
      500 National Equipment Services, Inc. (Series D)
          10.00%, due 11/30/04............................................ 500
    1,000 Rhythms NetConnections, Inc. 12.75%, due 4/15/09................ 968

 Computers (Software & Services) - 2.0%
    1,500 PSINet, Inc. 11.00%, due 8/01/09.............................. 1,545

 Containers & Packaging (Paper) - 1.3%
      500 Packaging Corporation of America 9.625%, due 4/01/09............ 511
      500 Printpak, Inc. 10.625%, due 8/15/06............................. 480



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Entertainment - 2.8%
  $  500 Cinemark USA, Inc. (Series B) 9.625%, due 8/01/08............ $   450
     500 Cinemark USA, Inc. (Series D) 9.625%, due 8/01/08................ 450
   1,250 Premier Parks, Inc. 9.25%, due 4/01/06......................... 1,228

 Household Furnishings & Appliances - 1.0%
   1,000 Holmes Products Corp. 9.875%, due 11/15/07....................... 730
 Lodging (Hotels) - 0.6%
     500 HMH Properties, Inc. 7.875%, due 8/01/08......................... 446
 Manufacturing (Diversified) - 4.7%
   1,000 Nortek, Inc. 8.875%, due 8/01/08................................. 950
   1,560 Tekni-Plex, Inc. 9.25%, due 3/01/08............................ 1,583
   1,000 #Tenneco, Inc. (144A) 11.625%, due 10/15/09 (acquired 10/08/99)......
         1,020

 Manufacturing (Specialized) - 2.9%
   1,500 Flextronics International, Ltd. 8.75%, due 10/15/07............ 1,462
   1,000 Numatics, Inc. 9.625%, due 4/01/08............................... 750

 Oil & Gas (Drilling & Equipment) - 1.8%
   1,500 Newpark Resources, Inc. 8.625%, due 12/15/07................... 1,395

 Oil & Gas (Exploration & Production) - 3.6%
   1,500 Ocean Energy, Inc. 8.375%, due 7/01/08......................... 1,440
   1,275 Vintage Petroleum Corp. 9.75%, due 6/30/09..................... 1,304

 Paper & Forest Products - 0.7%
     500 FiberMark, Inc.
         9.375%, due 10/15/06............................................. 499


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Power Producers (Independent) - 1.6%
   $  250 AES Corp.
          9.50%, due 6/01/09........................................... $   252
    1,000 Chesapeake Energy Corp. 9.625%, due 5/01/05...................... 942

 Restaurants - 2.0%
    1,500 Perkins Family Restaurants 10.125%, due 12/15/07............... 1,515

 Retail (Department Stores) - 3.7%
    2,000 Ames Department Stores, Inc. 10.00%, due 4/15/06............... 1,960
    1,440 Specialty Retailers, Inc. 9.00%, due 7/15/07..................... 839

 Retail (Specialty) - 1.6%
    1,250 Big 5 Corp.
          10.875%, due 11/15/07.......................................... 1,231

 Services (Advertising/Marketing) - 1.3%
    1,000 Lamar Advertising Co. 9.625%, due 12/01/06..................... 1,020

 Services (Commercial & Consumer) - 3.8%
    1,000 Bally Total Fitness Holdings 9.875%, due 10/15/07................ 970
    1,000 United Rentals, Inc. 9.00%, due 4/01/09.......................... 945
    1,000 United Rentals, Inc. Series B 9.25%, due 1/15/09................. 960

 Services (Computer Systems) - 2.7%
      500 #Verio, Inc. (144A) 10.625%, due 11/15/09 (acquired 11/16/99).....513
    1,500 Verio, Inc.
          11.25%, due 12/01/08........................................... 1,575

 Telecommunications (Cellular/Wireless) - 0.5%
      250 #VoiceStream Wireless Corp. (144A)
          10.375%, due 11/15/09 (acquired 11/04/99)........................ 258

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1999


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
  $  250 #VoiceStream Wireless Corp. (144A) 11.875%, beg. 11/15/04
         Step Bond due 11/15/09 (acquired 11/04/99)................... $   150

 Telecommunications (Long Distance) - 4.2%
   1,250 Flag, Ltd.
         8.25%, due 1/30/08............................................. 1,150
   1,000 RCN Corp.
         10.125%, due 1/15/10............................................. 995
   1,000 Williams Communication Group, Inc.
         10.875%, due 10/01/09.......................................... 1,045

 Telephone - 13.3%
   1,250 GCI, Inc.
         9.75%, due 8/01/07............................................. 1,163
   1,000 Intermedia Communications, Inc. 11.25%, beg. 7/15/02
         Step Bond due 7/15/07............................................ 740
   3,000 Level 3 Communications, Inc. 10.50%, beg. 12/01/03
         Step Bond due 12/01/08......................................... 1,815
   2,000 McLeodUSA, Inc. 9.50%, due 11/01/08............................ 2,025
   1,500 Metromedia Fiber Network, Inc. 10.00%, due 11/15/08............ 1,534
     500 Metromedia Fiber Network, Inc. 10.00%, due 12/15/09.............. 513
   1,000 NEXTLINK Communications, Inc. 10.75%, due 11/15/08............. 1,030
   2,000 NEXTLINK Communications, Inc. 9.45%, beg. 4/15/03
         Step Bond due 4/15/08.......................................... 1,280

 Textiles (Specialty) - 1.2%
   1,000 Polymer Group, Inc. 9.00%, due 7/01/07........................... 970

 Waste Management - 2.3%
   2,000 Allied Waste Industies 10.00%, due 8/01/09..................... 1,790
                                                                         ------
 TOTAL CORPORATE BONDS.................................................. 68,521
                                                                         ------


 SHARES OR
 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 PREFERRED STOCKS - 5.3%
 Broadcasting (TV, Radio & Cable) - 2.4%
    12 CSC Holdings, Inc.
       11.125%, due 4/01/08............................................ $ 1,326
     5 Sinclair Broadcast Group, Inc.
       11.625%, due 3/15/09................................................ 485

 Containers & Packaging (Paper) - 1.6%
    11 Packaging Corporation of America 12.375%, due 4/01/10............. 1,159

 Telephone - 1.3%
    10 Global Crossing Holdings, Ltd.
       10.50%, due 12/01/08.............................................. 1,005
                                                                         -------
 TOTAL PREFERRED STOCKS................................................... 3,975
                                                                         -------

 CASH EQUIVALENTS - 2.0%
 Investment Companies
 1,533 J.P. Morgan Institutional Prime Money Market...................... 1,533
                                                                         -------
 TOTAL CASH EQUIVALENTS................................................... 1,533
                                                                         -------
 TOTAL INVESTMENTS - 99.3%............................................... 75,617
 Other Assets, less Liabilities............................................. 569
                                                                         -------
 NET ASSETS............................................................. $76,186
                                                                         -------
                                                                         -------
--------------------------------------------------------------------------------
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $3,461,163 and the total value is 4.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Managed Bond Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                           [PHOTO OF MICHAEL HUGHES]

                                 MICHAEL HUGHES

    While the performance of the Managed Bond Fund continued to improve to virtually mirror the Lehman Gov't./Corp. Index for the fourth quar-ter, the annual performance, regrettably, trailed the benchmark. And the absolute performance of both ventured back into negative territory.
    1999 was the worst year for the bond market since 1994, and the only other year to post a negative annual return since 1973. Most of the Fund's underperformance in the year occurred during the first half of 1999 -- when I was optimistic. I thought economic growth would slow, inflation would remain low and bonds would be stable, and had positioned the portfolio accordingly. Consequently, the duration (sensitivity to changes in interest rates) of the portfolio was too high.

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class


        Average Annual Total Return
        for the periods ended December 31, 1999                      Quarter       1 Year      5 Year    Since Inception*
        -----------------------------------------------------------------------------------------------------------------
        SAFECO Managed Bond Fund                                      (.50)%       (3.82)%      5.79 %        4.39%
        Lehman Brothers Gov't/Corp. Bond Index                        (.41)%       (2.15)%      7.61 %        5.96%
        Lipper, Inc. (Intermediate Investment-Grade Bond Funds)       (.20)%       (1.31)%      6.80 %        N/A

* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.

                                                                       SAFECO
                                       Managed Bond               Lehman Brothers
                                               Fund        Gov't/Corp. Bond Index
                                       ------------        ----------------------
    2/28/94                                  10,000                        10,000
    3/31/94                                   9,666                         9,755
    4/30/94                                   9,657                         9,675
    5/31/94                                   9,666                         9,657
    6/30/94                                   9,653                         9,634
    7/31/94                                   9,757                         9,827
    8/31/94                                   9,780                         9,831
    9/30/94                                   9,703                         9,682
   10/31/94                                   9,709                         9,671
   11/30/94                                   9,680                         9,654
   12/31/94                                   9,699                         9,717
    1/31/95                                   9,828                         9,904
    2/28/95                                   9,991                        10,134
    3/31/95                                  10,038                        10,202
    4/30/95                                  10,167                        10,344
    5/31/95                                  10,533                        10,777
    6/30/95                                  10,615                        10,864
    7/31/95                                  10,541                        10,822
    8/31/95                                  10,674                        10,960
    9/30/95                                  10,791                        11,072
   10/31/95                                  10,962                        11,234
   11/30/95                                  11,178                        11,419
   12/31/95                                  11,382                        11,587
    1/31/96                                  11,400                        11,659
    2/28/96                                  11,127                        11,412
    3/31/96                                  11,010                        11,316
    4/30/96                                  11,004                        11,239
    5/31/96                                  11,009                        11,220
    6/30/96                                  11,092                        11,369
    7/31/96                                  11,127                        11,396
    8/31/96                                  11,148                        11,368
    9/30/96                                  11,239                        11,570
   10/31/96                                  11,357                        11,840
   11/30/96                                  11,486                        12,058
   12/31/96                                  11,384                        11,924
    1/31/97                                  11,407                        11,938
    2/28/97                                  11,383                        11,963
    3/31/97                                  11,236                        11,821
    4/30/97                                  11,380                        11,994
    5/31/97                                  11,469                        12,106
    6/30/97                                  11,601                        12,251
    7/31/97                                  11,942                        12,626
    8/31/97                                  11,777                        12,484
    9/30/97                                  11,968                        12,680
   10/31/97                                  12,161                        12,883
   11/30/97                                  12,180                        12,951
   12/31/97                                  12,321                        13,087
    1/30/98                                  12,528                        13,272
    2/28/98                                  12,477                        13,245
    3/31/98                                  12,502                        13,285
    4/30/98                                  12,553                        13,352
    5/31/98                                  12,691                        13,496
    6/30/98                                  12,811                        13,633
    7/31/98                                  12,822                        13,644
    8/31/98                                  13,109                        13,911
    9/30/98                                  13,444                        14,308
   10/31/98                                  13,288                        14,207
   11/30/98                                  13,321                        14,292
   12/31/98                                  13,359                        14,327
    1/31/99                                  13,437                        14,429
    2/28/99                                  13,067                        14,086
    3/31/99                                  13,119                        14,156
    4/30/99                                  13,143                        14,191
    5/31/99                                  12,943                        14,044
    6/30/99                                  12,856                        14,001
    7/31/99                                  12,801                        13,962
    8/31/99                                  12,778                        13,951
    9/30/99                                  12,914                        14,076
   10/31/99                                  12,940                        14,113
   11/30/99                                  12,932                        14,105
   12/31/99                                  12,850                        14,019

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    The strength of the global economic recovery fueled domestic demand and added to our own economic growth. A reversal of the late 1998 flight to quality (demand for the safety of U.S. Trea-suries) caused a sharp increase in yields and volatility in the market. Finally, even though actual inflation fell, fears of in-flation caused the market to act as though inflation were rising.
    About halfway through the year, in order to soften the blow of increasing economic growth and higher interest rates, I reduced the portfolio's duration and increased its yield. As a result, our relative and absolute performance im-proved.
    I intend to maintain the Fund's defensive posture until we have concrete signs that higher interest rates are finally slowing the economy. In the meantime, I see robust growth prompting the Federal Reserve to "tap on the brakes" with a couple of rate increases. This should result in slightly higher interest rates, a flatter or possibly inverted yield curve and, finally, a slower economy.

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

     [PIE CHART]

     U.S. Government and Corporate Bonds:
1)       AAA                                          70 %
2)       AA                                            4 %
3)       A                                            21 %
4)  Cash & Other:                                      5 %
                                                     -----
                                                     100 %


                                   HIGHLIGHTS

                                                                     Percent of
BONDS BY TYPE                                                        Net Assets
--------------------------------------------------------------------------------
U.S. Government Obligations................................................  44%
Asset Backed Securities....................................................  10
Mortgage Backed Securities.................................................  16
Corporate Bonds............................................................  25
Cash & Other...............................................................   5
                                                                            ----
                                                                            100%
                                                                            ====


  Current Yield (30-day)...... 5.91%
  Weighted Average Maturity... 11.4 years



Michael Hughes
--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in fi-nance from the University of Colorado in Boulder and holds an MBA from the Uni-versity of Southern California in Los Angeles. He is a Chartered Financial Ana-lyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 9.9%

 Electric Companies - 1.4%
   $125 ComEd Transitional Funding Trust 5.63%, due 6/25/09............... $116

 Financial (Diversified) - 6.5%
     11 Chevy Chase Auto Receivables Trust (Class A)
        6.60%, due 12/15/02................................................. 11
    230 Citicorp Mortgage Securities, Inc. 6.50%, due 6/25/29.............. 206
    165 First USA Credit Card Master Trust 5.28%, due 9/18/06.............. 156
    165 Fleet Credit Card Master
        6.90%, due 4/16/07................................................. 165

 Manufacturing (Specialized) - 0.8%
     63 Harley-Davidson Eagle 6.20%, due 1/15/03............................ 63

 Trucking - 1.2%
    100 Ryder Vehicle Lease 6.89%, due 4/15/05.............................. 99
                                                                         -------
 TOTAL ASSET BACKED SECURITIES.............................................. 816
                                                                         -------

 CORPORATE BONDS - 24.8%

 Air Freight - 1.4%
    126 Federal Express Corp. 6.845%, due 1/15/19.......................... 117

 Banks (Major Regional) - 1.4%
    120 Bank of America Corp. 6.625%, due 6/15/04.......................... 117

 Electric Companies - 1.8%
    145 Central Power & Light Co. 7.50%, due 12/01/02...................... 146

 Financial (Diversified) - 10.2%
    110 CIT Group, Inc.
        5.57%, due 12/08/03................................................ 103
    125 First Union Corp. 6.625%, due 6/15/04.............................. 122

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $145 Ford Motor Credit Co. 7.375%, due 10/28/09...................... $  143
    150 General Motors Acceptance Corp. 5.95%, due 3/14/03................. 145
    190 Hertz Corp.
        7.00%, due 7/01/04................................................. 188
    160 Sears Roebuck Acceptance Corp. 6.25%, due 5/01/09.................. 141

 Manufacturing (Diversified) - 2.2%
    190 Tyco International Group SA 6.375%, due 6/15/05.................... 178

 Natural Gas - 2.5%
    240 National Fuel Gas Co. 6.00%, due 3/01/09........................... 211

 Publishing (Newspapers) - 2.3%
    195 Times-Mirror Co. 6.65%, due 10/15/01............................... 194

 Retail (General Merchandise) - 2.2%
    185 Wal-Mart Stores, Inc. 6.15%, due 8/10/01........................... 184

 Telephone - 0.8%
     30 AT&T Corp.
        5.625%, due 3/15/04................................................. 28
     40 AT&T Corp.
        6.50%, due 3/15/29.................................................. 34
                                                                         -------
 TOTAL CORPORATE BONDS.................................................... 2,051
                                                                         -------

 MORTGAGE BACKED SECURITIES - 16.4%

 Federal Home Loan Mortgage Corp. (FHLMC) - 2.1%
    180 7.50%, due 10/01/29................................................ 178

 Federal National Mortgage Association (FNMA) - 8.1%
     57 6.00%, due 1/01/29.................................................. 53
    196 7.00%, due 3/01/12................................................. 194
    170 8.00%, due 12/01/29................................................ 172
    176 8.00%, due 2/15/29................................................. 177
     71 8.00%, due 4/01/08.................................................. 72



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 6.2%
   $223 7.00%, due 4/15/28.............................................. $  215
    182 7.00%, due 8/15/28................................................. 176
    125 7.75%, due 10/15/29................................................ 125
                                                                         -------
 TOTAL MORTGAGE BACKED SECURITIES......................................... 1,362
                                                                         -------

 U.S. GOVERNMENT OBLIGATIONS - 43.9%

 U.S. Federal Agency Notes - 9.8%
    825 6.00%, due 8/15/02................................................. 813

 U.S. Treasury Notes - 34.1%
    100 4.25%, due 11/15/03................................................. 93
    425 5.375%, due 6/30/00................................................ 424
    155 5.875%, due 9/30/02................................................ 153
    105 6.375%, due 8/15/02................................................ 105
    340 6.50%, due 10/15/06................................................ 339
     40 7.25%, due 8/15/04.................................................. 41
  1,560 7.50%, due 11/15/16.............................................. 1,669
                                                                         -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS........................................ 3,637
                                                                         -------

 CASH EQUIVALENTS - 4.1%

 Investment Companies
    337 J.P. Morgan Institutional Prime Money Market....................... 337
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 337
                                                                         -------
 TOTAL INVESTMENTS - 99.1%................................................ 8,203
 Other Assets, less Liabilities.............................................. 75
                                                                         -------
 NET ASSETS.............................................................. $8,278
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 Municipal Bond
                                Market Overview
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                                STEPHEN C. BAUER

    The rise in interest rates continued during the fourth quarter, mak-ing 1999 the worst year in the bond market since 1994, and ending it on a negative note for long-term tax-exempt investors.
    According to the Bond Buyer 40 Yield-to-Maturity Index, 30-year tax-exempt yields at the beginning of 1999 were 5.17%. They ended the second quar-ter at 5.54%, the third at 5.89%, and the year at 6.22%, over 1% higher than where they began. Inflation concerns were behind the rise in yields.
    When rates rise, bond values fall. And the longer SAFECO Municipal Bond Funds typically fall farther when rates rise for the same reasons they climb higher when rates are dropping: Our strategy is to stay fully invested in long-term bonds and to favor discounts. There is no arguing: longer bonds--though more volatile--yield more than shorter ones. And, discount bonds--though more volatile--offer greater appreciation potential. For investors who prefer a more stable investment, SAFECO offers an intermediate-term municipal bond fund.
    At the beginning of 1999, long-term tax-exempt bonds were yielding 100% of the yield on 30-year Treasury bonds. At mid-year, this ratio had dropped to 90%, as munis strongly outperformed Treasuries during the spring. In mid-August, munis cheapened; their yields climbed from 92% to 98% of Treasury yields. The markets generally tracked each other in the fourth quarter, and the year ended with the ratio at 96%, still historically cheap for tax-exempt bonds.
    Although there has been no evidence of increasing inflation (the nemesis of fixed-income investors), the bond markets are still fixated on the Federal Re-serve and its program of slowing the economy through interest rate increases. Until there is hard evidence of the slower growth that many economists are forecasting, it seems the Fed will continue its tight money policy, making a bond market rally difficult. When that day of relief arrives, we expect it to be dramatic and extensive since all possible bad news seems to be priced into today's bond market.

                         REPORT FROM THE FUND MANAGER
                               SAFECO California
                             Tax-Free Income Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                               STEPHEN C. BAUER

    In the negative environment of 1999, the California Tax-Free Income
Fund with its long (25.5-year) average-weighted maturity fared poorly.
    Our core strategy of staying fully invested in long-term bonds
(which are more sensitive to changes in interest rates) produced below-average returns as interest rates rose, just as it has produced superior results when rates dropped. Over the longer term, the California Fund still looks good. For the five years ended December 31, 1999, it was in the top quartile of its category, ranking 17 out of 78 comparable funds, according to Lipper, Inc. (For the ten years it is 14 of 37 funds, while it was 104 of 107 for the shorter one-year period.)
    As the California economy rebounded from its slump of a few years ago, the normal premium

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

        Average Annual Total Return
        for the periods ended December 31, 1999        Quarter     1 Year        5 Year        10 Year
        -----------------------------------------------------------------------------------------------
        SAFECO California Tax-Free Income Fund         (3.42)%     (9.18)%       6.83 %        6.40 %
        Lehman Brothers Long Municipal Bond Index      (2.52)%     (6.67)%       7.41 %        7.19 %
        Lipper, Inc. (California Municipal Bond Funds) (2.10)%     (5.16)%       6.10 %        6.12 %


                            SAFECO            Lehman Brothers
               California Tax-Free             Long Municipal
                       Income Fund                 Bond Index
               -------------------            ---------------
 12/31/89                   10,000                     10,000
  1/31/90                    9,889                      9,899
  2/28/90                   10,010                     10,011
  3/31/90                    9,992                     10,021
  4/30/90                    9,840                      9,898
  5/31/90                   10,141                     10,178
  6/30/90                   10,238                     10,278
  7/31/90                   10,433                     10,459
  8/31/90                   10,173                     10,210
  9/30/90                   10,159                     10,194
 10/31/90                   10,415                     10,410
 11/30/90                   10,659                     10,674
 12/31/90                   10,697                     10,721
  1/31/91                   10,860                     10,865
  2/28/91                   10,893                     10,941
  3/31/91                   10,869                     10,968
  4/30/91                   11,037                     11,137
  5/31/91                   11,145                     11,268
  6/30/91                   11,091                     11,247
  7/31/91                   11,261                     11,421
  8/31/91                   11,416                     11,585
  9/30/91                   11,624                     11,753
 10/31/91                   11,749                     11,876
 11/30/91                   11,684                     11,891
 12/31/91                   12,040                     12,174
  1/31/92                   11,998                     12,167
  2/28/92                   12,001                     12,186
  3/31/92                   12,003                     12,217
  4/30/92                   12,090                     12,333
  5/31/92                   12,273                     12,513
  6/30/92                   12,514                     12,756
  7/31/92                   12,937                     13,223
  8/31/92                   12,689                     13,046
  9/30/92                   12,780                     13,103
 10/31/92                   12,425                     12,885
 11/30/92                   12,833                     13,248
 12/31/92                   13,003                     13,420
  1/31/93                   13,138                     13,546
  2/28/93                   13,734                     14,176
  3/31/93                   13,549                     14,005
  4/30/93                   13,747                     14,197
  5/31/93                   13,804                     14,314
  6/30/93                   14,061                     14,584
  7/31/93                   14,043                     14,598
  8/31/93                   14,438                     14,972
  9/30/93                   14,613                     15,180
 10/31/93                   14,614                     15,209
 11/30/93                   14,386                     15,025
 12/31/93                   14,723                     15,412
  1/31/94                   14,942                     15,594
  2/28/94                   14,550                     15,078
  3/31/94                   13,815                     14,178
  4/30/94                   13,766                     14,287
  5/31/94                   13,894                     14,454
  6/30/94                   13,761                     14,281
  7/31/94                   14,080                     14,648
  8/31/94                   14,076                     14,679
  9/30/94                   13,718                     14,338
 10/31/94                   13,387                     13,898
 11/30/94                   13,139                     13,531
 12/31/94                   13,369                     14,011
  1/31/95                   13,982                     14,627
  2/28/95                   14,666                     15,223
  3/31/95                   14,784                     15,406
  4/30/95                   14,718                     15,399
  5/31/95                   15,549                     16,055
  6/30/95                   15,073                     15,758
  7/31/95                   15,141                     15,839
  8/31/95                   15,379                     16,063
  9/30/95                   15,498                     16,189
 10/31/95                   15,910                     16,580
 11/30/95                   16,494                     17,008
 12/31/95                   16,863                     17,273
  1/31/96                   16,802                     17,347
  2/28/96                   16,588                     17,136
  3/31/96                   16,096                     16,822
  4/30/96                   15,952                     16,755
  5/31/96                   15,967                     16,763
  6/30/96                   16,280                     17,022
  7/31/96                   16,467                     17,190
  8/31/96                   16,426                     17,168
  9/30/96                   16,819                     17,549
 10/31/96                   17,030                     17,763
 11/30/96                   17,478                     18,145
 12/31/96                   17,290                     18,036
  1/31/97                   17,107                     18,000
  2/28/97                   17,294                     18,194
  3/31/97                   16,924                     17,880
  4/30/97                   17,183                     18,091
  5/31/97                   17,514                     18,441
  6/30/97                   17,779                     18,678
  7/31/97                   18,709                     19,357
  8/31/97                   18,297                     19,100
  9/30/97                   18,550                     19,375
 10/31/97                   18,710                     19,542
 11/30/97                   18,894                     19,715
 12/31/97                   19,288                     20,076
  1/30/98                   19,495                     20,291
  2/28/98                   19,456                     20,281
  3/31/98                   19,438                     20,309
  4/30/98                   19,211                     20,200
  5/31/98                   19,694                     20,596
  6/30/98                   19,767                     20,684
  7/31/98                   19,784                     20,732
  8/31/98                   20,174                     21,104
  9/30/98                   20,493                     21,397
 10/31/98                   20,368                     21,328
 11/30/98                   20,534                     21,437
 12/31/98                   20,482                     21,458
  1/31/99                   20,744                     21,668
  2/28/99                   20,594                     21,577
  3/31/99                   20,588                     21,640
  4/30/99                   20,572                     21,659
  5/31/99                   20,334                     21,488
  6/30/99                   19,854                     21,096
  7/31/99                   19,783                     21,086
  8/31/99                   19,381                     20,652
  9/30/99                   19,260                     20,545
 10/31/99                   18,757                     20,063
 11/30/99                   18,953                     20,343
 12/31/99                   18,602                     20,027

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
for California tax-exempt bonds (the 10-15 basis-point advantage over national names) returned and was evidenced throughout 1999.
    The primary activity in the California Fund during 1999 was tax swapping (simultaneously buying and selling similar bonds to realize losses for tax rea-sons). I was able to offset all gains for the year as well as carry forward ad-ditional losses to use in years to come. I hope to use them, and do additional tax swaps, in 2000. I also sold many of the advance-refunded bonds that we had accumulated in recent years.
    The Fund is positioned for a dramatic rebound should rates decline.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                                  HIGHLIGHTS

                  TOP FIVE                                 Percent of
                  TYPES OF BONDS                           Net Assets
                  ---------------------------------------------------
                  Local General Obligation (Limited Tax).........  16%
                  Lease Rental...................................  16
                  Utilities (Water)..............................   9
                  Toll Road......................................   8
                  Hospital.......................................   8

                                                           Percent of
                  TOP FIVE HOLDINGS                        Net Assets
                  ---------------------------------------------------
                  East Bay Municipal Utility District Water
                    System Revenue............................... 5.4%
                  State of California General Obligation
                    Bonds........................................ 5.1
                  Airports Commission City and County of
                    San Francisco International Airport
                    Revenue...................................... 5.0
                  California Educational Facilities Authority
                    Revenue (Institute of Technology)............ 4.9
                  Redding Joint Powers Financing Authority
                    Solid Waste and Corporation Yard
                    Revenue...................................... 4.7

Credit Rating Distribution
As a Percent of Net Assets
------------------------------------------------------------------------------

     [PIE CHART]

     Municipal Bonds:
1)       AAA                                                            55 %
2)       AA                                                              8 %
3)       A                                                              14 %
4)       BBB                                                            21 %
5)  Cash & Other:                                                        2 %
                                                     -------------------------
                                                                       100 %

  Current Yield (30-day)...... 5.42%
  Weighted Average Maturity... 25.5 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO California Tax-Free
                                  Income Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.1%
 California - 98.1%
   $5,000 Airports Commission City and County of San Francisco International
          Airport Revenue 4.90%, due 5/01/19 [MBIA]................... $ 4,333
    2,200 Alameda Corridor Transportation Authority Revenue
          4.75%, due 10/01/25 [MBIA].................................... 1,799
    5,500 California Educational Facilities Authority Revenue (Institute of
          Technology) 4.50%, due 10/01/28............................... 4,284
    2,250 California Health Facilities Financing Authority Insured Health
          Facility Revenue (Catholic Health Care West) 4.75%, due 7/01/19
          [MBIA]........................................................ 1,875
    3,715 California Statewide Communities Development Authority Certificates
          of Participation (Childrens Hospital of Los Angeles)
          4.75%, due 6/01/21 [MBIA]..................................... 3,085
       20 Concord Redevelopment Agency Tax Allocation Central Concord
          Redevelopment Project 8.00%, due 7/01/18 [BIG]................... 20
    3,750 Culver City Redevelopment Financing Authority Tax Allocation Revenue
          4.60%, due 11/01/20 [AMBAC]................................... 3,071
    5,000 Duarte California Certificates of Participation City of Hope Medical
          Center
          5.25%, due 4/01/31............................................ 3,916
    6,000 East Bay Municipal Utility District Water System Revenue (Alameda
          and Contra Costa Counties) 4.75%, due 6/01/34 [MBIA].......... 4,753

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,195 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35.......................................... $ 3,358
    4,600 Long Beach Financial Authority Lease Revenue
          5.00%, due 10/01/27 [MBIA].................................... 3,930
    1,200 + Los Angeles Convention and Exhibition Center Authority
          Certificates of Participation
          9.00%, due 12/01/20 (Prerefunded 12/01/05 @ 100).............. 1,464
    3,800 Los Angeles Department of Water and Power Waterworks Revenue 4.75%,
          due 11/15/19 [FGIC]........................................... 3,210
    3,585 Metropolitan Water District of Southern California Waterworks
          Revenue
          5.00%, due 7/01/37............................................ 2,975
      810 Northern California Power Agency Geothermal Project Revenue 5.00%,
          due 7/01/09..................................................... 783
    2,350 Palomar Pomerado Health System California Insured Revenue 4.75%, due
          11/01/23 [MBIA]............................................... 1,926
    4,435 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]................................... 3,623
    1,745 Pleasanton Joint Powers Financing Authority Reassessment Revenue
          6.15%, due 9/02/12............................................ 1,765
    1,575 Pleasanton Joint Powers Financing Authority Reassessment Revenue
          6.20%, due 9/02/17............................................ 1,554

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO California Tax-Free
                                  Income Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,900 Redding Joint Powers Financing Authority Solid Waste and Corporation
          Yard Revenue 5.00%, due 1/01/23............................. $ 4,142
    5,000 Sacramento City Financing Authority Lease Revenue (Cal EPA Building)
          4.75%, due 5/01/23............................................ 4,133
    2,500 San Bernardino County Certificates of Participation (Medical Center
          Financing Project)
          5.50%, due 8/01/24............................................ 2,217
    4,000 San Gabriel Valley School Finance Authority Revenue (Pamona Unified
          School District)
          5.50%, due 2/01/24............................................ 3,579
    5,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33............................................ 4,020
    4,000 San Jose Redevelopment Agency (Merged Area Redevelopment Project Tax
          Allocation) 4.75%, due 8/01/22................................ 3,197
    2,500 South County Regional Wastewater Authority Revenue 5.00%, due
          8/01/22 [MBIA]................................................ 2,173
    1,335 Southern California Public Power Authority Power Project Revenue
          (Multiple Projects) 5.50%, due 7/01/20........................ 1,249
      880 Stanislaus Waste to Energy Financing Agency Solid Waste Facility
          Revenue 7.625%, due 1/01/10..................................... 899
    5,500 State of California General Obligation Bonds 4.75%, due 4/01/29.....
          4,429

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,635 Thousand Oaks Certificate of Participation Wastewater System Revenue
          4.875%, due 10/01/23 [FSA]...................................$ 3,887
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 85,649
                                                                         ------
 CASH EQUIVALENTS - 0.0%
 Investment Companies
        1 SEI Tax Exempt Institutional Tax-Free Portfolio................... 1
                                                                         ------
 TOTAL CASH EQUIVALENTS...................................................... 1
                                                                         ------
 TOTAL INVESTMENTS - 98.1%.............................................. 85,650
 Other Assets, less Liabilities.......................................... 1,671
                                                                         ------
 NET ASSETS............................................................ $87,321
                                                                         ------
                                                                         ------

--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 27.9%
Financial Guaranty Insurance Corp. [FGIC].................................  3.7
AMBAC Indemnity Corp. [AMBAC].............................................  7.8
Financial Security Assurance, Inc. [FSA]..................................  4.5
                                                                         -------
                                                                           43.9%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO Municipal Bond Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                                STEPHEN C. BAUER

    In the negative market of 1999, the SAFECO Municipal Bond Fund fared surprisingly well against the Lehman Brothers Long Municipal Bond Index, but underperformed its peers over the shorter time horizon of one year.
We generally underperform when rates rise because of our core strategy of staying fully invested in long-term bonds (which are more sensitive to changes in interest rates) in order to maximize tax-exempt yield.
This strategy is also why the Fund's five-year results are in the top
10% of similar funds. It ranks 14 out of 174 general market municipal funds, according to Lipper, Inc. (For the 10-year period, the Fund ranks
20 of 79 like funds. It ranks 224 of 265 funds in 1999.)
    The SAFECO Municipal Bond Fund benefited from a type of transaction that became popular in 1999--the retirement of debt by tender offer, rather than out-

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

       Average Annual Total Return
       for the periods ended December 31, 1999      Quarter    1 Year        5 Year      10 Year
       -----------------------------------------------------------------------------------------
       SAFECO Municipal Bond Fund                   (1.92)%    (6.18)%        6.72%      6.56%
       Lehman Brothers Long Municipal Bond Index    (2.52)%    (6.67)%        7.41%      7.19%
       Lipper, Inc. (General Municipal Bond Funds)  (1.55)%    (4.63)%        5.77%      6.19%


                            SAFECO           Lehman Brothers
                    Municipal Bond            Long Municipal
                              Fund                Bond Index
                    --------------           ---------------
 12/31/89                   10,000                    10,000
  1/31/90                    9,884                     9,899
  2/28/90                    9,997                    10,011
  3/31/90                    9,983                    10,021
  4/30/90                    9,830                     9,898
  5/31/90                   10,141                    10,178
  6/30/90                   10,235                    10,278
  7/31/90                   10,431                    10,459
  8/31/90                   10,160                    10,210
  9/30/90                   10,140                    10,194
 10/31/90                   10,334                    10,410
 11/30/90                   10,621                    10,674
 12/31/90                   10,665                    10,721
  1/31/91                   10,834                    10,865
  2/28/91                   10,881                    10,941
  3/31/91                   10,895                    10,968
  4/30/91                   11,077                    11,137
  5/31/91                   11,189                    11,268
  6/30/91                   11,150                    11,247
  7/31/91                   11,327                    11,421
  8/31/91                   11,500                    11,585
  9/30/91                   11,684                    11,753
 10/31/91                   11,808                    11,876
 11/30/91                   11,770                    11,891
 12/31/91                   12,135                    12,174
  1/31/92                   12,030                    12,167
  2/28/92                   12,061                    12,186
  3/31/92                   12,046                    12,217
  4/30/92                   12,160                    12,333
  5/31/92                   12,365                    12,513
  6/30/92                   12,632                    12,756
  7/31/92                   13,118                    13,223
  8/31/92                   12,849                    13,046
  9/30/92                   12,874                    13,103
 10/31/92                   12,594                    12,885
 11/30/92                   12,979                    13,248
 12/31/92                   13,197                    13,420
  1/31/93                   13,325                    13,546
  2/28/93                   13,902                    14,176
  3/31/93                   13,684                    14,005
  4/30/93                   13,871                    14,197
  5/31/93                   13,951                    14,314
  6/30/93                   14,237                    14,584
  7/31/93                   14,182                    14,598
  8/31/93                   14,559                    14,972
  9/30/93                   14,722                    15,180
 10/31/93                   14,763                    15,209
 11/30/93                   14,576                    15,025
 12/31/93                   14,868                    15,412
  1/31/94                   15,048                    15,594
  2/28/94                   14,603                    15,078
  3/31/94                   13,861                    14,178
  4/30/94                   13,874                    14,287
  5/31/94                   14,041                    14,454
  6/30/94                   13,886                    14,281
  7/31/94                   14,205                    14,648
  8/31/94                   14,215                    14,679
  9/30/94                   13,864                    14,338
 10/31/94                   13,568                    13,898
 11/30/94                   13,289                    13,531
 12/31/94                   13,641                    14,011
  1/31/95                   14,143                    14,627
  2/28/95                   14,737                    15,223
  3/31/95                   14,845                    15,406
  4/30/95                   14,823                    15,399
  5/31/95                   15,512                    16,055
  6/30/95                   15,180                    15,758
  7/31/95                   15,253                    15,839
  8/31/95                   15,450                    16,063
  9/30/95                   15,565                    16,189
 10/31/95                   15,891                    16,580
 11/30/95                   16,331                    17,008
 12/31/95                   16,571                    17,273
  1/31/96                   16,625                    17,347
  2/28/96                   16,442                    17,136
  3/31/96                   16,066                    16,822
  4/30/96                   15,945                    16,755
  5/31/96                   15,972                    16,763
  6/30/96                   16,207                    17,022
  7/31/96                   16,406                    17,190
  8/31/96                   16,347                    17,168
  9/30/96                   16,678                    17,549
 10/31/96                   16,874                    17,763
 11/30/96                   17,251                    18,145
 12/31/96                   17,098                    18,036
  1/31/97                   17,016                    18,000
  2/28/97                   17,192                    18,194
  3/31/97                   16,899                    17,880
  4/30/97                   17,113                    18,091
  5/31/97                   17,400                    18,441
  6/30/97                   17,618                    18,678
  7/31/97                   18,336                    19,357
  8/31/97                   18,020                    19,100
  9/30/97                   18,269                    19,375
 10/31/97                   18,412                    19,542
 11/30/97                   18,550                    19,715
 12/31/97                   18,925                    20,076
  1/30/98                   19,120                    20,291
  2/28/98                   19,109                    20,281
  3/31/98                   19,113                    20,309
  4/30/98                   18,942                    20,200
  5/31/98                   19,353                    20,596
  6/30/98                   19,473                    20,684
  7/31/98                   19,505                    20,732
  8/31/98                   19,849                    21,104
  9/30/98                   20,119                    21,397
 10/31/98                   20,013                    21,328
 11/30/98                   20,105                    21,437
 12/31/98                   20,127                    21,458
  1/31/99                   20,355                    21,668
  2/28/99                   20,215                    21,577
  3/31/99                   20,214                    21,640
  4/30/99                   20,289                    21,659
  5/31/99                   20,124                    21,488
  6/30/99                   19,750                    21,096
  7/31/99                   19,718                    21,086
  8/31/99                   19,370                    20,652
  9/30/99                   19,251                    20,545
 10/31/99                   18,916                    20,063
 11/30/99                   19,100                    20,343
 12/31/99                   18,883                    20,027

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

right call or advance refunding. When the bonds to be retired are not (or not yet) callable, creative investment bankers offer to purchase them at a price set by the issuer or determined by the holders in competition (a "Dutch auction").
    The Fund sold bonds having a face value of $17,525,000 at prices signifi-cantly above market levels to three issuers. The Long Island Power Authority and Lower Colorado Power Authority conducted Dutch auction tenders, and the Daughters of Charity National Health System offered to purchase two issues held by the Fund at a fixed price. Facing deregulation, electric utilities are re-structuring their balance sheets to become more competitive, while tenders for hospital bonds were associated with consolidation.

Stephen C. Bauer
--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.


                                   HIGHLIGHTS


  Current Yield (30-day)...... 5.26%
  Weighted Average Maturity... 23.2 years


                                                                     Percent of
TOP FIVE  HOLDINGS                                                   Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll Road
 Revenue.................................................................. 4.3%
Illinois Educational Facilities Authority Adjustable Demand Revenue
 (University of Chicago).................................................. 3.9
Wyoming Community Development Authority Housing Revenue................... 3.6
Alaska Housing Finance Corp. (General Housing Purpose).................... 3.1
Austin Combined Utility System Revenue.................................... 3.1

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
California.................................................................. 18%
Washington.................................................................. 12
Indiana.....................................................................  9
Texas.......................................................................  8
Illinois....................................................................  6

Credit Rating Distribution
As a Percent of Net Assets
-------------------------------------------------------------------------------

     [PIE CHART]

     Municipal Bonds:
1)       AAA                                                         40 %
2)       AA                                                          24 %
3)       A                                                           16 %
4)       BBB                                                         16 %
5)       Not Rated                                                    1 %
6)  Cash & Other:                                                     3 %
                                                                    -----
                                                                    100 %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 97.1%

 Alabama - 1.9%
   $1,310 + Alabama Agriculture and Mechanical University Revenue 5.50%, due
          11/01/20 [MBIA] (Prerefunded 11/01/05 @ 102)................ $ 1,371
    4,000 Jefferson County Sewer Revenue 5.00%, due 2/01/33 [FGIC]...... 3,299
    4,250 Jefferson County Sewer Revenue 5.70%, due 2/01/20 [FGIC]...... 4,084

 Alaska - 3.1%
   17,000 Alaska Housing Finance Corp. (General Housing Purpose) 5.00%, due
          12/01/18..................................................... 14,745
      135 Alaska Housing Finance Corp. Collateralized (Veterans Mortgage
          Program)
          6.50%, due 6/01/31.............................................. 136

 Arizona - 1.7%
    9,800 Phoenix Civic Improvement Corp. Wastewater System Lease Revenue
          4.75%, due 7/01/23............................................ 8,002

 California - 17.8%
    1,500 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35............................................ 1,201
    2,500 + Los Angeles County Certificates of Participation (Disney Parking
          Project)
          5.50%, due 9/01/21 (Prerefunded 3/01/03 @ 100)................ 2,570
   13,000 Los Angeles Department of Water and Power Electric Plant Revenue
          5.25%, due 11/15/26.......................................... 11,564
    5,000 Los Angeles Wastewater System Revenue
          4.70%, due 11/01/19 [FGIC].................................... 4,184

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,700 Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09.......................................... $ 1,643
    3,550 + Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09 (Prerefunded 7/01/08 @ 100)................ 3,530
    6,400 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]................................... 5,229
   11,995 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          5.80%, due 8/01/34 [FSA]..................................... 11,594
    2,000 Redding Joint Powers Financing Authority Solid Waste and Corporation
          Yard Revenue 5.00%, due 1/01/23............................... 1,691
    8,750 Sacramento County Sanitation District Finance Authority Revenue
          4.75%, due 12/01/23........................................... 7,188
    8,010 San Joaquin County Public Facilities Financing Corp. Certificates of
          Participation Capital Facilities Project 4.75%, due 11/15/19 [MBIA].
          6,741
   25,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33........................................... 20,100
    3,165 Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20............................................ 2,962

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,085 + Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20 (Prerefunded 7/01/00 @ 100).............. $ 4,117

 Colorado - 0.2%
    1,000 Colorado Housing Finance Authority Multi-Family Mortgage Revenue
          8.30%, due 10/01/23........................................... 1,084

 District of Columbia - 4.6%
   10,000 District of Columbia General Obligation
          5.25%, due 6/01/27 [MBIA]..................................... 8,568
   16,500 Washington Convention Center Authority Dedicated Tax Revenue 4.75%,
          due 10/01/28 [AMBAC]......................................... 12,958

 Florida - 0.6%
    2,750 Mid-Bay Bridge Authority Revenue
          6.05%, due 10/01/22........................................... 2,576

 Georgia - 2.5%
    6,750 + Atlanta Water and Sewage Revenue
          4.50%, due 1/01/18 (Prerefunded 1/01/04 @ 100)................ 6,687
    5,000 Municipal Electric Authority Project One Special Obligation Fourth
          Crossover Series 6.50%, due 1/01/20........................... 5,200

 Hawaii - 2.5%
   13,000 Honolulu City and County Wastewater System Revenue 4.50%, due
          7/01/28 [FGIC]................................................ 9,836
    2,420 Honolulu City and County Wastewater System Revenue 4.75%, due
          7/01/28 [FGIC]................................................ 1,924


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Illinois - 6.0%
   $17,500 + Illinois Educational Facilities Authority Adjustable Demand
           Revenue (University of Chicago) 5.70%, due 12/01/25 (Prerefunded
           12/01/03 @ 102)............................................ $18,365
     5,000 + Metropolitan Pier and Exposition Authority Mccormick Place
           Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)....................................... 5,618
     4,770 University of Illinois Auxiliary Facilities System Revenue
           5.75%, due 4/01/22........................................... 4,568
 Indiana - 8.5%
       200 Beech Grove Economic Development Revenue (Westvaco Corp.)
           8.75%, due 7/01/10............................................. 204
    11,000 + East Chicago Elementary School Building Corp. First Mortgage
           7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102).............. 11,884
     7,715 Hammond Multi-School Building Corp. First Mortgage Revenue 6.20%,
           due 7/10/15.................................................. 7,754
    17,550 Indiana State Development Finance Authority Environmental Revenue
           5.60%, due 12/10/32......................................... 14,451
     6,450 + Indianapolis Gas Utility System Revenue
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)............. 5,678

 Maryland - 1.8%
     5,125 Baltimore Project and Revenue (Water Projects) 5.00%, due 7/01/24
           [FGIC]....................................................... 4,448

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $5,000 Maryland Health and Higher Educational Facilities Authority Revenue
          (University of Maryland Medical System) 4.75%, due 7/01/23 [FGIC]...
                                                                       $ 4,088

 Massachusetts - 3.4%
    5,750 Massachusetts Bay Transportation Authority System Revenue
          4.50%, due 3/01/26 [MBIA]..................................... 4,407
    5,140 Massachusetts Housing Finance Agency Housing Revenue 6.20%, due
          7/01/38 [AMBAC]............................................... 5,154
    2,500 Massachusetts Water Resources Authority Revenue 4.75%, due 12/01/23.
                                                                         2,001
    4,500 + Massachusetts Water Resources Authority Revenue 6.00%, due 4/01/20
          (Prerefunded 4/01/00 @ 100)................................... 4,522

 Michigan - 1.3%
    5,250 Detroit Water Supply System Revenue
          4.75%, due 7/01/19 [FGIC]..................................... 4,328
    2,000 + University of Michigan Hospital Revenue
          6.375%, due 12/01/24 (Prerefunded 12/01/00 @ 100)............. 2,041

 Missouri - 0.8%
    4,000 Missouri Health and Education Facilities Authority Educational
          Facilities Revenue 4.75%, due 11/15/37........................ 3,046
    1,000 Missouri Health and Education Facilities Authority Educational
          Facilities Revenue 5.00%, due 11/15/37.......................... 806


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 New Jersey - 0.2%
   $1,070 + New Jersey Turnpike Authority Revenue
          10.375%, due 1/01/03 (Escrowed to Maturity)................. $ 1,180

 New Mexico - 0.5%
    2,420 Farmington Collateralized Pollution Control Revenue (Tucson Gas and
          Electric Co.) 6.10%, due 1/01/08.............................. 2,345

 New York - 5.4%
    2,100 New York City Municipal Water Finance Authority Water and Sewer
          System Revenue 5.00%, due 6/15/17 [FGIC]...................... 1,862
    1,500 New York Dormitory Authority State University Educational Facilities
          Revenue 5.00%, due 7/01/15.................................... 1,386
    5,500 New York Dormitory Authority State University Educational Facilities
          Revenue 5.25%, due 5/15/15.................................... 5,168
    4,400 New York Dormitory Authority State University Educational Facilities
          Revenue 7.50%, due 5/15/11.................................... 5,003
    5,250 New York Dormitory Authority State University Educational Facilities
          Revenue 7.50%, due 5/15/13.................................... 6,174
    6,500 Urban Development Corp. Correctional Facilities Revenue 5.375%, due
          1/01/25....................................................... 5,696

 North Carolina - 2.1%
   11,000 North Carolina Eastern Municipal Power Agency Power System Revenue
          6.00%, due 1/01/22............................................ 9,968



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Oklahoma - 1.2%
   $5,590 McGee Creek Authority Water Revenue
          6.00%, due 1/01/23 [MBIA].................................... $ 5,640

 Pennsylvania - 1.5%
    5,000 Centre County University Area Joint Authority Sewer Revenue
          4.75%, due 11/01/20 [MBIA]..................................... 4,087
    3,500 Pennsylvania Turnpike Common Oil Franchise Tax Revenue
          4.75%, due 12/01/27 [AMBAC].................................... 2,791

 South Carolina - 4.6%
      755 Charleston County Pollution Control Facilities Revenue
          5.90%, due 8/01/03............................................... 755
    5,500 Pickens and Richland Counties Hospital Facilities Revenue
          5.75%, due 8/01/21 [AMBAC]..................................... 5,214
    4,705 Piedmont Municipal Power Agency Electric Revenue
          4.75%, due 1/01/25 [MBIA]...................................... 3,743
   15,000 Piedmont Municipal Power Agency South Carolina Electric Revenue
          5.25%, due 1/01/21 [MBIA]..................................... 12,219

 Texas - 7.9%
    7,000 Austin Combined Utility Revenue 4.25%, due 5/15/28 [MBIA]...... 5,070
   10,000 Austin Combined Utility System Revenue
          12.50%, due 11/15/07 [MBIA]................................... 14,601
    2,065 Austin Water, Sewer and Electric Revenue
          14.00%, due 11/15/01........................................... 2,268
      280 + Austin Water, Sewer and Electric Revenue
          14.00%, due 11/15/01 (Escrowed to Maturity)...................... 312

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $30 + Austin Water, Sewer and Electric Revenue
       14.00%, due 11/15/01 (Prerefunded Various Dates/Prices)......... $   33
 2,000 Houston Water and Sewer System Junior Lien Revenue Bond 5.375%, due
       12/01/27 [FGIC].................................................. 1,787
 4,000 Matagorda County Navigation District #1
       5.15%, due 11/01/29 [MBIA]....................................... 3,391
 5,350 North East Texas School District General Obligation 4.50%, due 10/01/28
       [PSF]............................................................ 4,049
 4,500 San Antonio Electric & Gas Revenue 4.50%, due 2/01/21............ 3,535
 2,260 Texas Municipal Power Agency Revenue
       5.50%, due 9/01/13 [FGIC]........................................ 2,234

 Virginia - 1.0%
 4,500 Prince William County Authority Water and Sewer Systems Revenue 4.75%,
       due 7/01/29 [FGIC]............................................... 3,586
 1,005 + Richmond Metropolitan Expressway Authority Revenue 5.60%, due 1/15/13
       (Escrowed to Maturity)........................................... 1,006

 Washington - 12.4%
 7,000 CDP-King County III Lease Revenue (King Street Center Project)
       5.25%, due 6/01/26 [MBIA]........................................ 6,076
 5,055 Douglas County Public Utility District #1 Wells Hydroelectric Revenue
       8.75%, due 9/01/18............................................... 6,192
 2,200 + Douglas County Public Utility District #1 Wells Hydroelectric Revenue
       8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)................... 2,756

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $2,500 + Everett School District #2 Snohomish County Unlimited Tax General
          Obligation
          6.20%, due 12/01/12 [MBIA] (Prerefunded
          12/01/03 @ 102)............................................. $ 2,670
    2,200 King County Housing Authority Pooled Housing Revenue 6.80%, due
          3/01/26....................................................... 2,251
    1,650 King County Limited Tax General Obligation (Various Purposes) 4.75%,
          due 1/01/19................................................... 1,374
    2,255 King County Public Hospital District #1 Hospital Facilities Revenue
          (Valley Medical Center) 5.50%, due 9/01/17 [AMBAC]............ 2,114
    4,800 Lewis County Public Utility District #1 Cowlitz Falls Hydroelectric
          Project Revenue 6.00%, due 10/01/24........................... 4,703
    4,000 + Port of Seattle Revenue 6.00%, due 12/01/14 [AMBAC] (Prerefunded
          12/01/00 @ 100)............................................... 4,069
    2,930 Seattle Housing Authority Low Income Housing Revenue (Mt. Zion
          Project)
          6.60%, due 8/20/38............................................ 3,042
    5,940 Vancouver Washington Housing Authority Revenue (Springbrook Square)
          5.65%, due 3/01/31............................................ 5,142
    3,000 Washington Health Care Facilities Authority Revenue (Fred Hutchinson
          Cancer Research Center)
          7.375%, due 1/01/18........................................... 3,126
    8,500 + Washington Public Power Supply System Nuclear Project #1 Revenue
          6.00%, due 7/01/17 (Prerefunded 7/01/00 @ 100)................ 8,582

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $4,000 Washington Public Power Supply System Nuclear Project #2 Revenue
          6.30%, due 7/01/12.......................................... $  4,246
    2,610 Washington Public Power Supply System Nuclear Project #3 Revenue
          5.50%, due 7/01/18 [AMBAC]..................................... 2,421
 Wyoming - 3.6%
   18,375 Wyoming Community Development Authority Housing Revenue
          5.60%, due 6/01/29............................................ 16,845
                                                                         -------
 TOTAL MUNICIPAL BONDS.................................................. 458,859
                                                                         -------
 CASH EQUIVALENTS - 1.4%
 Investment Companies
    6,341 Federated Tax-Exempt Money Market Fund, Inc.................... 6,341
                                                                         -------
 TOTAL CASH EQUIVALENTS................................................... 6,341
                                                                         -------
 TOTAL INVESTMENTS - 98.5%.............................................. 465,200
 Other Assets, less Liabilities........................................... 7,318
                                                                         -------
 NET ASSETS............................................................ $472,518
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 17.1%
Financial Guaranty Insurance Corp. [FGIC]................................. 11.2
AMBAC Indemnity Corp. [AMBAC].............................................  8.7
Financial Security Assurance, Inc. [FSA]..................................  2.5
Texas Permanent School Fund [PSF].........................................  0.9
                                                                         -------
                                                                           40.4%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Washington State
                              Municipal Bond Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         [PHOTO OF BEVERLY R. DENNY]

                                BEVERLY R. DENNY

    The Washington State Municipal Bond Fund beat the Lipper average for Washington Funds and the Lehman Long Municipal Bond Index for both the quarter and year.
    Municipal bond prices continued to fall during the fourth quarter. To take advantage of increasing yields, I bought Washington State Housing Authority Tacoma Lutheran Home 5.85%, due 1/01/24, at par in the third quarter and had virtually no activity during the fourth quarter.
       Initiative 695, instituting a flat $30 vehicle registration fee and requiring a vote for any tax increase, passed. The effect of the lowered revenue flow into state and county trans-

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

     Average Annual Total Return
     for the periods ended December 31, 1999                 Quarter      1 Year       5 Year    Since Inception*
     ------------------------------------------------------------------------------------------------------------
     SAFECO Washington State Municipal Bond Fund              (1.88)%    (6.25)%        5.98%         4.15%
     Lehman Brothers Long Municipal Bond Index                (2.52)%    (6.67)%        7.41%         5.44%
     Lipper, Inc. (Washington State Municipal Bond Funds)     (1.95)%    (6.54)%        6.19%          N/A

* The Fund's inception date was March 18, 1993. Graph and average annual return comparison begins on March 31, 1993.

                             SAFECO             Lehman Brothers
                   Washington State              Long Municipal
                    Municipal Bond Fund              Bond Index
                   ---------------------        ---------------
  3/31/93                    10,000                      10,000
  4/30/93                    10,146                      10,137
  5/31/93                    10,188                      10,221
  6/30/93                    10,433                      10,413
  7/31/93                    10,401                      10,423
  8/31/93                    10,684                      10,690
  9/30/93                    10,808                      10,839
 10/31/93                    10,828                      10,859
 11/30/93                    10,658                      10,728
 12/31/93                    10,874                      11,005
  1/31/94                    11,043                      11,135
  2/28/94                    10,665                      10,766
  3/31/94                    10,068                      10,123
  4/30/94                    10,115                      10,201
  5/31/94                    10,259                      10,321
  6/30/94                    10,083                      10,197
  7/31/94                    10,337                      10,459
  8/31/94                    10,300                      10,481
  9/30/94                    10,050                      10,238
 10/31/94                     9,782                       9,923
 11/30/94                     9,553                       9,661
 12/31/94                     9,934                      10,004
  1/31/95                    10,339                      10,444
  2/28/95                    10,730                      10,870
  3/31/95                    10,786                      11,001
  4/30/95                    10,754                      10,995
  5/31/95                    11,189                      11,463
  6/30/95                    10,986                      11,252
  7/31/95                    11,053                      11,310
  8/31/95                    11,195                      11,469
  9/30/95                    11,275                      11,559
 10/31/95                    11,519                      11,839
 11/30/95                    11,786                      12,144
 12/31/95                    11,910                      12,333
  1/31/96                    11,959                      12,386
  2/28/96                    11,848                      12,236
  3/31/96                    11,620                      12,011
  4/30/96                    11,556                      11,963
  5/31/96                    11,580                      11,969
  6/30/96                    11,714                      12,154
  7/31/96                    11,832                      12,274
  8/31/96                    11,798                      12,258
  9/30/96                    12,029                      12,530
 10/31/96                    12,134                      12,683
 11/30/96                    12,341                      12,956
 12/31/96                    12,272                      12,878
  1/31/97                    12,201                      12,852
  2/28/97                    12,320                      12,991
  3/31/97                    12,110                      12,766
  4/30/97                    12,265                      12,917
  5/31/97                    12,466                      13,168
  6/30/97                    12,600                      13,336
  7/31/97                    13,020                      13,822
  8/31/97                    12,862                      13,638
  9/30/97                    13,023                      13,834
 10/31/97                    13,097                      13,953
 11/30/97                    13,181                      14,077
 12/31/97                    13,369                      14,335
  1/30/98                    13,491                      14,488
  2/28/98                    13,510                      14,481
  3/31/98                    13,532                      14,501
  4/30/98                    13,434                      14,423
  5/31/98                    13,669                      14,706
  6/30/98                    13,729                      14,769
  7/31/98                    13,770                      14,803
  8/31/98                    13,980                      15,069
  9/30/98                    14,170                      15,278
 10/31/98                    14,108                      15,229
 11/30/98                    14,157                      15,306
 12/31/98                    14,170                      15,321
  1/31/99                    14,295                      15,471
  2/28/99                    14,229                      15,406
  3/31/99                    14,227                      15,451
  4/30/99                    14,255                      15,465
  5/31/99                    14,142                      15,343
  6/30/99                    13,928                      15,063
  7/31/99                    13,888                      15,056
  8/31/99                    13,645                      14,746
  9/30/99                    13,539                      14,669
 10/31/99                    13,322                      14,326
 11/30/99                    13,432                      14,526
 12/31/99                    13,284                      14,300

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

portation funds and to some local budgets will be significant. How it will af-fect credit ratings in the state remains to be seen.
Beverly R. Denny

--------------------------------------------------------------------------------

Beverly R. Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a BS in finance/economics from Babson College. She is a Chart-ered Financial Analyst.

To New Investors:

    The SAFECO Washington State Municipal Bond Fund was closed on January 20 and will be liquidated on March 31, 2000.

                                  HIGHLIGHTS

  Current Yield (30-day)....... 5.22%
  Weighted Average Maturity.... 23.0 years


TOP FIVE                                                              Percent of
TYPES OF BONDS                                                        Net Assets
--------------------------------------------------------------------------------
Housing (Multi-Family)...................................................... 20%
Local General Obligation (Limited Tax)...................................... 18
Hospital.................................................................... 18
University Revenue.......................................................... 11
Utilities (Water)...........................................................  9

TOP FIVE                                                              Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
Renton Limited Tax General Obligation..................................... 4.7%
Vancouver Washington Housing Authority Revenue (Clark County)............. 4.2
King County Housing Authority Pooled Housing Revenue...................... 4.2
Vancouver Washington Housing Authority Revenue (Springbrook Square)....... 4.2
Washington Higher Education Facilities Authority Revenue and Refunding
 Revenue (Gonzaga University Project)..................................... 3.9

Credit Rating Distribution
As a Percent of Net Assets
-----------------------------------------------------------------------------
     [PIE CHART]

     Municipal Bonds:
1)       AAA                                                        40%
2)       AA                                                         37%
3)       A                                                          14%
4)       Not Rated                                                   4%
5)  Cash & Other:                                                    5%
                                                                   ----
                                                                   100%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Washington State
                              Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.4%
 Washington - 95.4%
   $100 Kent Limited Tax General Obligation 5.75%, due 12/01/26 [MBIA]. $   95
    300 King County Housing Authority Pooled Housing Revenue
        6.80%, due 3/01/26................................................ 307
    250 King County Limited Tax General Obligation (Various Purposes)
        4.75%, due 1/01/19................................................ 208
    200 King County Public Hospital District #1 Hospital Facilites Revenue
        (Valley Medical Center) 5.25%, due 9/01/15 [AMBAC]................ 184
    200 Kitsap County School District #401 Unlimited Tax General Obligation
        (Central Kitsap)
        5.50%, due 12/01/11............................................... 200
    100 Kitsap County Sewer Revenue 5.75%, due 7/01/16 [MBIA].............. 99
    250 Klickitat County Public Utility District #1 Electric Revenue
        5.75%, due 10/01/27 [FGIC]........................................ 235
    100 Lewis County Public Utility District #1 Cowlitz Falls Hydroelectric
        Project Revenue
        6.00%, due 10/01/24................................................ 98
    200 Municipality of Metropolitan Seattle General Obligation
        5.65%, due 1/01/20................................................ 192
    350 Renton Limited Tax General Obligation
        5.75%, due 12/01/17 [MBIA]........................................ 345
    200 Seattle Drainage and Wastewater Utility Improvement Revenue
        5.00%, due 11/01/27............................................... 167
    175 Seattle Drainage and Wastewater Utility Improvement Revenue
        5.25%, due 12/01/25 [MBIA]........................................ 152

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $250 Seattle Housing Authority Low Income Housing Revenue (Mt. Zion
        Project)
        6.60%, due 8/20/38............................................. $  260
    300 Seattle Municipal Light and Power Revenue
        5.00%, due 7/01/20................................................ 258
    300 Seattle Water System Revenue 5.00%, due 10/01/27 [FGIC]........... 249
    200 Seattle Water System Revenue 5.25%, due 12/01/23.................. 176
    300 Spokane County General Obligation 5.10%, due 12/01/18............. 268
    100 Tacoma Solid Waste Utilities Revenue
        5.50%, due 12/01/19 [AMBAC]........................................ 93
    200 Tukwila Limited Tax General Obligation
        5.90%, due 1/01/14................................................ 201
    350 Vancouver Washington Housing Authority Revenue (Clark County) 5.50%,
        due 3/01/28....................................................... 308
    350 Vancouver Washington Housing Authority Revenue (Springbrook Square)
        5.65%, due 3/01/31................................................ 303
    200 + Washington Health Care Facilities Authority Revenue (Franciscan
        Health System/St. Joseph Hospital, Tacoma)
        5.625%, due 1/01/13 [MBIA] (Escrowed to Maturity)................. 198
    150 Washington Health Care Facilities Authority Revenue (Grays Harbor
        Medical Center)
        5.90%, due 7/01/23 [Asset Guaranty]............................... 140
    250 Washington Health Care Facilities Authority Revenue (Highline
        Community Hospital)
        5.00%, due 8/15/21 [Asset Guaranty]............................... 205

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $200 Washington Health Care Facilities Authority Revenue (Northwest
        Hospital, Seattle)
        5.75%, due 11/15/23 [AMBAC].................................... $  187
    100 + Washington Health Care Facilities Authority Revenue (Swedish
        Hospital Medical System)
        6.30%, due 11/15/22 (Prerefunded 11/15/02 @ 102).................. 106
    250 Washington Higher Education Facilities Authority Revenue (Pacific
        Lutheran University Project)
        5.70%, due 11/01/26 [Connie Lee].................................. 232
    350 Washington Higher Education Facilities Authority Revenue and Refunding
        Revenue (Gonzaga University Project)
        4.75%, due 4/01/22 [MBIA]......................................... 283
    300 Washington State Housing Community Non-Profit Housing Revenue (Tacoma
        Lutheran Home) 5.85%, due 1/01/24................................. 279
    325 Washington State Housing Finance Commission Housing and Nonprofit
        Revenue (Seattle University Auxiliary Service Project) 5.30%, due
        7/01/31........................................................... 267
    250 Washington State Housing Finance Commission Revenue (Horizon House
        Project)
        6.125%, due 7/01/27 [Asset Guaranty].............................. 254

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $200 Washington State Various Purpose General Obligation
        5.25%, due 1/01/19.............................................. $  181
    200 Yakima-Tieton Irrigation District Revenue
        6.20%, due 6/01/19 [FSA]........................................... 201
                                                                         -------
 TOTAL MUNICIPAL BONDS.................................................... 6,931
                                                                         -------
 CASH EQUIVALENTS - 3.2%
 Investment Companies
    230 Federated Tax-Exempt Money Market Fund, Inc........................ 230
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 230
                                                                         -------
 TOTAL INVESTMENTS - 98.6%................................................ 7,161
 Other Assets, less Liabilities............................................. 105
                                                                         -------
 NET ASSETS.............................................................. $7,266
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 16.9%
Financial Guaranty Insurance
 Corp. [FGIC].............................................................  7.0
AMBAC Indemnity Corp. [AMBAC].............................................  6.7
Financial Security Assurance, Inc. [FSA]..................................  2.9
Asset Guaranty Insurance Co. [Asset Guaranty].............................  8.7
Connie Lee Insurance Co. [Connie Lee].....................................  3.3
                                                                         -------
                                                                           45.5%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Intermediate-Term
                              Municipal Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                         [PHOTO OF MARY V. METASTASIO]

                              MARY V. METASTASIO

    The SAFECO Intermediate-Term Municipal Bond Fund finished the year well ahead of its peer group average, but its expenses held it behind the Lehman Brothers 7-Year Municipal Bond Index return, which has no ex-penses or cash flow. For the year, the Fund was 26 of 133 intermediate-term bond funds. (For the five years ended December 31, 1999, the Fund was 17 of 97 similar funds.)

    Even though our numbers are fairly decent, the market was ugly, ugly, ugly. Interest rates took a long, slow death march upward, except for a brief and, ultimately, fruitless rally attempt in November. Our rela-tively lower average maturity helped our Fund

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

        Average Annual Total Return
        for the periods ended December 31, 1999           Quarter       1 Year        5 Year      Since Inception*
        ----------------------------------------------------------------------------------------------------------
        SAFECO Intermediate-Term Municipal Bond Fund       (.25)%       (0.84)%       6.06%            4.61%
        Lehman Brothers 7-Year Municipal Bond Index        (.09)%       (0.14)%       6.36%            5.29%
        Lipper, Inc. (Intermediate Municipal Bond Funds)   (.38)%       (1.65)%       5.56%             N/A

* The Fund's inception date was March 18, 1993. Graph and average annual return comparison begins on March 31, 1993.

                            SAFECO              Lehman Brothers
                 Intermediate-Term             7-Year Municipal
               Municipal Bond Fund                   Bond Index
              --------------------             ----------------
 3/31/93                    10,000                       10,000
 4/30/93                    10,068                       10,062
 5/31/93                    10,085                       10,093
 6/30/93                    10,245                       10,277
 7/31/93                    10,227                       10,278
 8/31/93                    10,438                       10,461
 9/30/93                    10,599                       10,575
10/31/93                    10,652                       10,602
11/30/93                    10,559                       10,508
12/31/93                    10,744                       10,702
 1/31/94                    10,871                       10,816
 2/28/94                    10,601                       10,581
 3/31/94                    10,264                       10,299
 4/30/94                    10,308                       10,375
 5/31/94                    10,387                       10,427
 6/30/94                    10,351                       10,408
 7/31/94                    10,478                       10,555
 8/31/94                    10,552                       10,610
 9/30/94                    10,363                       10,509
10/31/94                    10,176                       10,403
11/30/94                     9,955                       10,251
12/31/94                    10,140                       10,407
 1/31/95                    10,371                       10,602
 2/28/95                    10,649                       10,840
 3/31/95                    10,774                       10,953
 4/30/95                    10,822                       10,982
 5/31/95                    11,130                       11,274
 6/30/95                    11,085                       11,264
 7/31/95                    11,212                       11,408
 8/31/95                    11,328                       11,543
 9/30/95                    11,368                       11,587
10/31/95                    11,496                       11,688
11/30/95                    11,614                       11,817
12/31/95                    11,683                       11,879
 1/31/96                    11,803                       11,994
 2/28/96                    11,789                       11,954
 3/31/96                    11,596                       11,838
 4/30/96                    11,575                       11,816
 5/31/96                    11,539                       11,799
 6/30/96                    11,590                       11,889
 7/31/96                    11,736                       11,988
 8/31/96                    11,755                       11,994
 9/30/96                    11,845                       12,102
10/31/96                    11,979                       12,233
11/30/96                    12,168                       12,437
12/31/96                    12,121                       12,400
 1/31/97                    12,142                       12,444
 2/28/97                    12,244                       12,548
 3/31/97                    12,093                       12,386
 4/30/97                    12,126                       12,450
 5/31/97                    12,297                       12,607
 6/30/97                    12,425                       12,728
 7/31/97                    12,716                       13,024
 8/31/97                    12,595                       12,931
 9/30/97                    12,750                       13,068
10/31/97                    12,807                       13,145
11/30/97                    12,851                       13,191
12/31/97                    13,030                       13,354
 1/30/98                    13,123                       13,493
 2/28/98                    13,122                       13,505
 3/31/98                    13,122                       13,505
 4/30/98                    13,036                       13,428
 5/31/98                    13,227                       13,624
 6/30/98                    13,259                       13,663
 7/31/98                    13,297                       13,708
 8/31/98                    13,488                       13,918
 9/30/98                    13,634                       14,097
10/31/98                    13,658                       14,117
11/30/98                    13,666                       14,156
12/31/98                    13,724                       14,186
 1/31/99                    13,867                       15,933
 2/28/99                    13,816                       14,311
 3/31/99                    13,801                       14,306
 4/30/99                    13,827                       14,340
 5/31/99                    13,757                       14,269
 6/30/99                    13,563                       14,063
 7/31/99                    13,649                       14,158
 8/31/99                    13,632                       14,126
 9/30/99                    13,643                       14,178
10/31/99                    13,563                       14,118
11/30/99                    13,649                       14,221
12/31/99                    13,609                       14,165

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

endure the rising rates better than its fellow funds.
    The municipal market, which always grinds to a halt at the end of the year, did so earlier than usual, as many firms wanted to wrap things up early in case Y2K complications made closing transactions difficult. The tone of the market did nothing to encourage these firms to stay active until the ball dropped at midnight.
    The SAFECO Intermediate-Term Municipal Bond Fund was also quiet during the latest quarter. We saw little to interest us in the market, and we did no trad-ing. We still intend to continue very slowly extending the average maturity of the Fund (it was 5.8 years at year-end), but will take our time, looking for opportunities to take advantage of changes in the market as they occur.

Mary V. Metastasio
--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securi-ties analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in Dramatic Art from Whitman College and an MBA from the University of Washington. Metastasio is chairman of the National Federation of Municipal Analysts.


                                   HIGHLIGHTS


  Current Yield (30-day)...........  4.03%
  Weighted Average Maturity........  5.8 years


                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
-------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1 Catawba Electric Revenue......... 5.2%
New York State Housing Finance Agency Health Facilities Revenue........... 5.0
Mississippi Hospital Equipment and Facilities Authority Revenue
 (Mississippi Baptist Medical Center)..................................... 4.2
Trinity River Authority Revenue (Tarrant County Water Project)............ 4.2
Oklahoma Industries Authority Health Facilities Revenue (Sisters of Mercy
 Health System, St. Louis, Inc.).......................................... 4.1

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
Washington.................................................................. 17%
Illinois.................................................................... 16
New York.................................................................... 11
Texas....................................................................... 10
California..................................................................  8

Credit Rating Distribution
As a Percent of Net Assets
-------------------------------------------------------------------------------

     [PIE CHART]

     Municipal Bonds:
1)       AAA                                                            59%
2)       AA                                                             12%
3)       A                                                              20%
4)       BBB                                                             5%
5)  Cash & Other:                                                        4%
                                                                       ----
                                                                       100%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Intermediate-Term
                              Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.7%

 California - 7.7%
   $220 Pleasanton Joint Powers Financing Authority Reassessment Revenue
        5.80%, due 9/02/02............................................. $  225
    380 + Sacramento Municipal Utility District Electric Revenue
        5.50%, due 2/01/11 (Escrowed to Maturity)......................... 386
    500 Santa Margarita Dana Point Authority Revenue
        5.375%, due 8/01/04 [MBIA]........................................ 515

 Connecticut - 3.7%
    100 Connecticut Housing Finance Authority Housing Mortgage Finance Program
        5.40%, due 5/15/03................................................ 101
    400 East Haven Connecticut General Obligation
        6.50%, due 9/01/05 [FGIC]......................................... 432

 District of Columbia - 3.1%
    155 District of Columbia General Obligation 5.30%, due 6/01/03........ 155
    145 + District of Columbia General Obligation 5.30%, due 6/01/03
        (Escrowed to Maturity)............................................ 147
     75 District of Columbia General Obligation 5.75%, due 6/01/03......... 77
     75 + District of Columbia General Obligation 5.75%, due 6/01/03
        (Escrowed to Maturity)............................................. 77

 Georgia - 0.7%
    100 Georgia Municipal Electric Authority General Power Revenue
        5.75%, due 1/01/03................................................ 102

 Illinois - 16.1%
    500 Chicago Illinois Project Series A 5.25%, due 1/01/10 [FGIC]....... 496

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $300 Illinois Health Facilities Authorities Revenue (Masonic Medical
        Center) 5.20%, due 10/01/03.................................... $  298
    500 Joliet Waterworks and Sewage Revenue
        7.00%, due 1/01/05 [FGIC]......................................... 546
    235 + Metro Pier & Exposition Authority Dedicated State Tax Prerefunded -
        Series A [MBIA]
        5.50%, due 6/15/03................................................ 239
     40 + Metro Pier & Exposition Authority Dedicated State Tax Prerefunded -
        Series A
        5.90%, due 6/15/03 (Escrowed to Maturity).......................... 41
    265 Metro Pier & Exposition Authority Dedicated State Tax Unrefunded -
        Series A [MBIA]
        5.50%, due 6/15/03................................................ 271
     25 Metro Pier & Exposition Authority Dedicated State Tax Unrefunded -
        Series A
        5.90%, due 6/15/03................................................. 26
     35 + Metropolitan Pier and Exposition Authority McCormick Place Expansion
        Project
        5.90%, due 6/15/03 (Escrowed to Maturity).......................... 36
    400 Peoria General Obligation 5.00%, due 1/01/06 [FGIC]............... 399

 Indiana - 1.4%
    100 Indiana Bond Bank State Revolving Fund Program
        5.90%, due 2/01/03................................................ 103
    100 Indianapolis Local Public Improvement Bond Bank Transportation Revenue
        5.80%, due 7/01/03................................................ 103



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Kentucky - 3.5%
   $500 Kentucky State Property and Buildings Commission Revenue 5.50%, due
        9/01/04....................................................... $   515

 Louisiana - 0.6%
     85 Louisiana Public Facilities Authority Student Loan Revenue
        6.20%, due 3/01/01................................................. 86

 Maine - 2.0%
    300 Maine Municipal Bond Bank 5.00%, due 11/01/09 [FSA]............... 296

 Massachusetts - 2.7%
    400 Massachusetts Water Resources Authority General Revenue
        5.25%, due 12/01/08............................................... 401

 Mississippi - 4.2%
    600 Mississippi Hospital Equipment and Facilities Authority Revenue
        (Mississippi Baptist Medical Center)
        5.40%, due 5/01/04 [MBIA]......................................... 610

 New Jersey - 0.6%
     80 New Jersey Housing and Mortgage Finance Agency Housing Revenue 6.00%,
        due 11/01/02....................................................... 81

 New York - 10.5%
    100 Metropolitan Transportation Authority Transit Facilities Service
        Contract Revenue
        5.375%, due 7/01/02............................................... 101
     10 New York City Water & Sewer Systems Revenue - Series B
        5.00%, due 6/15/03................................................. 10
    390 New York City Water & Sewer Systems Revenue - Series B
        5.00%, due 6/15/03................................................ 391
    700 New York State Housing Finance Agency Health Facilities Revenue
        6.375%, due 11/01/04.............................................. 733

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $300 Port Authority New York & New Jersey Consolidated Revenue
        5.00%, due 10/01/09 [FGIC]..................................... $  296

 North Carolina - 5.2%
    800 North Carolina Municipal Power Agency #1 Catawba Electric Revenue
        4.10%, due 1/01/05 [AMBAC]........................................ 761

 Oklahoma - 4.1%
    600 + Oklahoma Industries Authority Health Facilities Revenue (Sisters of
        Mercy Health System, St. Louis, Inc.)
        5.20%, due 6/01/05 (Escrowed to Maturity)......................... 605

 Pennsylvania - 3.3%
    500 Philadelphia Parking Authority Airport Parking Revenue 4.875%, due
        9/01/09 [FSA]..................................................... 479

 Texas - 9.8%
    250 Austin Combined Utility Systems Revenue
        5.25%, due 11/15/06............................................... 259
    100 + Coastal Bend Health Facility Development Corp. Health Services
        Revenue (Incarnate Word) 5.70%, due 1/01/03 [AMBAC] (Escrowed to
        Maturity)......................................................... 102
    100 Houston Water and Sewer System Junior Lien Revenue
        5.75%, due 12/01/02............................................... 103
    350 Socorro Independent School District Unlimited Tax General Obligation
        5.80%, due 2/15/11 [PSF].......................................... 357
    600 + Trinity River Authority Revenue (Tarrant County Water Project)
        5.25%, due 2/01/05 [AMBAC] (Partially Prerefunded 2/01/03 @ 100).. 606



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Washington - 16.5%
   $400 Clark County Public Utility District #1 Generating System Revenue
        6.00%, due 1/01/07 [FGIC]..................................... $   421
    360 King County Housing Authority Pooled Housing Revenue
        4.70%, due 7/01/08................................................ 340
    500 Seattle Library Facilities 5.375%, due 12/01/10................... 504
    500 + Snohomish and Island Counties School District #401 General
        Obligation (Stanwood)
        5.90%, due 12/15/11 [MBIA] (Prerefunded 12/15/05 @ 100)........... 526
    500 Tacoma Electric System Revenue 5.80%, due 1/01/04 [FGIC].......... 518
    100 Washington Health Care Facilities Authority Revenue
        (Empire Health Service, Spokane)
        5.50%, due 11/01/03 [MBIA]........................................ 102
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 13,978
                                                                         ------


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 2.9%

 Investment Companies
   $428 Federated Tax-Exempt Money Market Fund, Inc.................... $    428
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 428
                                                                         -------
 TOTAL INVESTMENTS - 98.6%............................................... 14,406
 Other Assets, less Liabilities............................................. 201
                                                                         -------
 NET ASSETS............................................................. $14,607
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 16.2%
Financial Guaranty Insurance Corp. [FGIC]................................. 22.2
AMBAC Indemnity Corp. [AMBAC]............................................. 10.5
Financial Security Assurance, Inc. [FSA]..................................  5.5
Texas Permanent School Fund [PSF].........................................  2.6
                                                                         -------
                                                                           57.0%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                      SAFECO Insured Municipal Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         [PHOTO OF STEPHEN C. BAUER]

                               STEPHEN C. BAUER

    The Fund generally underperforms its benchmark index and peers dur-ing periods of rising rates, just as it outperforms in bull markets. The year 1999 was no exception. The Insured Municipal Bond Fund performed poorly because of its core strategy of staying fully invested in long-term bonds (which are more sensitive to changes in interest rates) in order to maximize tax-exempt yield. This strategy is also why the Fund's five-year results are in the top 11% of similar funds. For the five years ended December 31, 1999, the Insured Fund was four out of 37 in-sured funds, according to Lipper, Inc., while it was last, 48 of 48 for the one year.
    The yield spread between insured bonds and uninsured bonds remained very narrow in 1999. Essential service bonds rated A or

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

       Average Annual Total Return
       for the periods ended December 31, 1999              Quarter     1 Year       5 Year    Since Inception*
       --------------------------------------------------------------------------------------------------------
       SAFECO Insured Municipal Bond Fund                   (1.93)%     (7.99)%       6.59%        4.25%
       Lehman Brothers Long Insured Municipal Bond Index    (2.55)%     (7.51)%       7.13%        5.21%
       Lipper, Inc. (Insured Municipal Bond Funds)          (1.28)%     (4.69)%       5.69%         N/A

* The Fund's inception date was March 18, 1993. Graph and average annual return comparison begins on March 31, 1993.

                                SAFECO                 Lehman Brothers
                     Insured Municipal                    Long Insured
                             Bond Fund            Municipal Bond Index
                    ------------------            --------------------
  3/31/93                       10,000                          10,000
  4/30/93                       10,122                          10,146
  5/31/93                       10,163                          10,239
  6/30/93                       10,396                          10,431
  7/31/93                       10,301                          10,439
  8/31/93                       10,643                          10,710
  9/30/93                       10,804                          10,849
 10/31/93                       10,808                          10,861
 11/30/93                       10,568                          10,719
 12/31/93                       10,853                          10,993
  1/31/94                       10,998                          11,117
  2/28/94                       10,539                          10,726
  3/31/94                        9,860                          10,062
  4/30/94                        9,907                          10,152
  5/31/94                       10,028                          10,276
  6/30/94                        9,862                          10,153
  7/31/94                       10,217                          10,431
  8/31/94                       10,169                          10,434
  9/30/94                        9,849                          10,183
 10/31/94                        9,560                           9,872
 11/30/94                        9,364                           9,647
 12/31/94                        9,721                           9,984
  1/31/95                       10,125                          10,431
  2/28/95                       10,651                          10,851
  3/31/95                       10,706                          10,977
  4/30/95                       10,630                          10,973
  5/31/95                       11,255                          11,441
  6/30/95                       10,934                          11,220
  7/31/95                       10,967                          11,269
  8/31/95                       11,130                          11,424
  9/30/95                       11,207                          11,507
 10/31/95                       11,514                          11,800
 11/30/95                       11,897                          12,109
 12/31/95                       12,090                          12,302
  1/31/96                       12,093                          12,366
  2/28/96                       11,947                          12,194
  3/31/96                       11,664                          11,950
  4/30/96                       11,564                          11,891
  5/31/96                       11,575                          11,894
  6/30/96                       11,741                          12,078
  7/31/96                       11,892                          12,200
  8/31/96                       11,847                          12,182
  9/30/96                       12,145                          12,461
 10/31/96                       12,238                          12,611
 11/30/96                       12,558                          12,894
 12/31/96                       12,400                          12,804
  1/31/97                       12,252                          12,759
  2/28/97                       12,382                          12,893
  3/31/97                       12,150                          12,650
  4/30/97                       12,363                          12,800
  5/31/97                       12,587                          13,056
  6/30/97                       12,767                          13,211
  7/31/97                       13,336                          13,716
  8/31/97                       13,073                          13,502
  9/30/97                       13,244                          13,695
 10/31/97                       13,351                          13,787
 11/30/97                       13,445                          13,875
 12/31/97                       13,726                          14,226
  1/30/98                       13,846                          14,390
  2/28/98                       13,811                          14,363
  3/31/98                       13,802                          14,381
  4/30/98                       13,669                          14,281
  5/31/98                       14,000                          14,589
  6/30/98                       14,061                          14,652
  7/31/98                       14,091                          14,678
  8/31/98                       14,374                          14,972
  9/30/98                       14,610                          15,197
 10/31/98                       14,487                          15,146
 11/30/98                       14,561                          15,231
 12/31/98                       14,536                          15,231
  1/31/99                       14,750                          15,379
  2/28/99                       14,622                          15,296
  3/31/99                       14,609                          15,349
  4/30/99                       14,600                          15,344
  5/31/99                       14,441                          15,201
  6/30/99                       14,140                          14,911
  7/31/99                       14,085                          14,894
  8/31/99                       13,782                          14,552
  9/30/99                       13,639                          14,456
 10/31/99                       13,428                          14,109
 11/30/99                       13,561                          14,327
 12/31/99                       13,375                          14,087

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AA continue to offer only two to five basis points additional yield compared to similar insured bonds. This means there is very little incentive for buyers of investment-grade bonds to settle for anything less than AAA-rated insured bonds. The exception is hospital revenue bonds. The spread between insured and uninsured hospital bonds, particularly those rated BBB, has increased.
    Most of the activity in the Insured Municipal Bond Fund during 1999 was tax swapping, that is, I took advantage of lower prices by simultaneously purchas-ing and selling similar bonds. Thus, the Fund maintained its positions while realizing losses to offset current and future taxable gains. I plan to continue to realize losses, and I hope to use them against gains, in 2000.

Stephen C. Bauer
------------------------------------------------------------------------------
Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                                   HIGHLIGHTS


  Current Yield (30-day)........  4.93%
  Weighted Average Maturity.....  24.1 years


TOP FIVE                                                              Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
Prince William County Authority Water and Sewer Systems Revenue............ 4.4%
Honolulu City and County Wastewater System Revenue......................... 4.4
Washington Convention Center Authority Dedicated Tax Revenue............... 4.4
Gulf Environment Services, Inc. Water and Sewer Revenue.................... 3.8
Murray City Hospital Revenue (IHC Health Service, Inc.).................... 3.6

TOP FIVE                                                              Percent of
STATES                                                                Net Assets
--------------------------------------------------------------------------------
Washington.................................................................. 15%
Massachusetts............................................................... 12
Pennsylvania................................................................  8
California..................................................................  6
Alabama.....................................................................  6

Credit Rating Distribution
As a Percent of Net Assets
-------------------------------------------------------------------------------
                                  [PIE CHART]
    Municipal Bonds:
1)     AAA                                                                  96%
2)  Cash & Other:                                                            4
                                                                           ---
                                                                           100%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.9%

 Alabama - 6.0%
   $  600 + Alabama Agriculture and Mechanical University Revenue 5.50%, due
          11/01/20 [MBIA] (Prerefunded
          11/01/05 @ 102).............................................. $  628
      750 Jefferson County Sewer Revenue 5.70%, due 2/01/20 [FGIC]........ 721

 Arizona - 4.4%
    1,000 Health Facilities Authority Revenue Pooled Loan Program
          5.60%, due 10/01/15 [FGIC].................................... 1,000

 California - 6.3%
      385 Fresno Sewer System Revenue 4.50%, due 9/01/23 [AMBAC].......... 305
      600 Los Angeles County Sanitation District Financing Authority Revenue
          (Capital Projects) 5.25%, due 10/01/19 [MBIA]................... 551
      650 Los Angeles Wastewater System Revenue
          4.70%, due 11/01/19 [FGIC]...................................... 544

 District of Columbia - 4.4%
    1,250 Washington Convention Center Authority Dedicated Tax Revenue 4.75%,
          due 10/01/28 [AMBAC]............................................ 982

 Florida - 3.8%
    1,000 Gulf Environment Services, Inc. Water and Sewer Revenue
          5.00%, due 10/01/27 [MBIA]...................................... 843

 Hawaii - 4.4%
    1,300 Honolulu City and County Wastewater System Revenue 4.50%, due
          7/01/28 [FGIC].................................................. 984

 Illinois - 4.5%
    1,000 Health Facilities Authority Revenue Decatur Hospital Project
          5.60%, due 11/15/24 [MBIA].................................... 1,000


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Indiana - 2.9%
   $  100 + Indiana Municipal Power Agency Power Supply System Revenue
          6.125%, due 1/01/13 [MBIA] (Escrowed to Maturity).............. $107
      250 Indiana State Office Building Commission Capital Complex Revenue
          5.25%, due 7/01/15 [AMBAC]...................................... 229
      350 Indianapolis Gas Utility Revenue 5.375%, due 6/01/21 [FGIC]..... 317

 Iowa - 1.0%
      250 Marshalltown Pollution Control Revenue (Iowa Electric Light and
          Power Co. Project) 5.50%, due 11/01/23 [MBIA]................... 227

 Massachusetts - 12.3%
      750 Massachusetts Bay Transportation Authority Revenue
          5.00%, due 3/01/27 [FGIC]....................................... 630
      600 Massachusetts Housing Finance Agency Housing Revenue 6.20%, due
          7/01/38 [AMBAC]................................................. 602
      850 Massachusetts Turnpike Authority Metropolitan Highway System Revenue
          5.125%, due 1/01/23 [MBIA]...................................... 740
    1,000 Massachusetts Water Resources Authority Revenue 4.75%, due 8/01/37
          [FSA]........................................................... 775

 Michigan - 2.8%
      600 + Huron Valley School District General Obligation 5.75%, due 5/01/22
          [FGIC] (Prerefunded 5/01/07 @ 100).............................. 627

 Minnesota - 1.3%
      350 Minneapolis and St. Paul Housing and Redevelopment Authority Health
          Care System Revenue (HealthSpan) 4.75%, due 11/15/18 [AMBAC].... 292



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 New York - 3.5%
   $  900 Long Island Power Authority Electric System Revenue 5.125%, due
          12/01/22 [FSA]............................................... $  786

 North Carolina - 0.5%
      125 North Carolina Eastern Municipal Power Agency Power System Revenue
          5.50%, due 1/01/17 [FGIC]....................................... 119

 Pennsylvania - 7.7%
    1,000 Allegheny County Hospital Development Authority Revenue (Catholic
          Health East) 4.875%, due 11/15/26
          [AMBAC]......................................................... 800
      445 Centre County University Area Joint Authority Sewer Revenue
          4.75%, due 11/01/20 [MBIA]...................................... 364
      650 Pittsburgh Water and Sewer Authority Revenue 4.75%, due 9/01/16
          [FGIC].......................................................... 553

 South Carolina - 3.6%
    1,000 Piedmont Municipal Power Agency Electric Revenue
          4.75%, due 1/01/25 [MBIA]....................................... 795

 Texas - 3.9%
      750 Austin Combined Utility Revenue 4.25%, due 5/15/28 [MBIA]....... 543
      250 Harris County Toll Road Unlimited Tax Revenue
          5.50%, due 8/15/21 [FGIC]....................................... 231
       10 + Lower Colorado River Authority Junior Lien Revenue
          5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)............ 10
       95 Sabine River Authority Pollution Control Revenue (Texas Utilities
          Electric Co. Project) 6.55%, due 10/01/22 [FGIC]................. 96


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Utah - 3.6%
   $1,000 Murray City Hospital Revenue (IHC Health Service, Inc.) 4.75%, due
          5/15/20 [MBIA].............................................. $   805

 Virginia - 4.4%
    1,240 Prince William County Authority Water and Sewer Systems Revenue
          4.75%, due 7/01/29 [FGIC]....................................... 988

 Washington - 14.6%
      700 CDP-King County III Lease Revenue (King Street Center Project)
          5.25%, due 6/01/26 [MBIA]....................................... 607
    1,000 Central Puget Sound Regional Transportation Authority Motor Vehicle
          Tax
          4.75%, due 2/01/28 [FGIC]....................................... 792
      100 King County Public Hospital District #1 Hospital Facilities Revenue
          (Valley Medical Center) 5.50%, due 9/01/17 [AMBAC]............... 94
      250 + Richland Water and Sewer Improvement Revenue 5.625%, due 4/01/12
          [MBIA] (Prerefunded 4/01/03 @ 101).............................. 259
      530 Snohomish County Public Utility District #1 Electric Revenue 5.50%,
          due 1/01/20 [FGIC].............................................. 489
      900 Washington Health Care Facilities Authority Revenue (Swedish
          Hospital System) 5.25%, due 11/15/26 [AMBAC].................... 765
      250 Yakima-Tieton Irrigation District Revenue
          6.20%, due 6/01/19 [FSA]........................................ 252
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 21,452
                                                                         ------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 2.8%

 Investment Companies
   $ 631 Federated Tax-Exempt Money Market Fund, Inc................... $    631
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 631
                                                                         -------
 TOTAL INVESTMENTS - 98.7%............................................... 22,083
 Other Assets, less Liabilities............................................. 281
                                                                         -------
 NET ASSETS............................................................. $22,364
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]..........................  34.8%
Financial Guaranty Insurance Corp. [FGIC]................................  37.7
AMBAC Indemnity Corp. [AMBAC]............................................  19.0
Financial Security Assurance, Inc. [FSA].................................   8.5
                                                                         -------
                                                                          100.0%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Money Market Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            [PHOTO OF NAOMI URATA]

                                  NAOMI URATA

   The SAFECO Money Market Fund outpaced the average taxable money mar-ket fund for the fourth quarter and the year 1999. The 12-month return on the Fund was significantly higher than the 2.7% yearly increase in the Consumer Price Index as well.
   Our above-average performance is mostly attributable to shortening the av-erage maturity of the Fund and holding "floaters." (See discussion below.)
   Facing the risk that the Fed might raise short-term interest rates, I sig-nificantly shortened the average maturity of the Fund from a high of 88 days in April to 43 days at year-end. Indeed, the Fed raised rates three times dur-ing the year from 4.75% to 5.50%, most recently in November. Being shorter than the 53-day maturity of the average money fund reported by IBC Financial Data has enabled me to capture higher rates a bit sooner than my peers. For example, three-month commercial paper rates rose from a low of 4.73% in April to 5.75% at year-end. Very close to Y2K, I was able to reinvest in commercial paper at yields in the 6% range.
   I bought several corporate floaters that change yields as rates rise. The Fund also owns several taxable municipal seven-day floaters that are even more sen-sitive to rate changes, and yield 10 to 25 basis points higher than similarly rated 30-day commercial paper. At year-end, rates on our taxable municipals spiked as high as 7.85%, albeit only for a week. These investments are particularly favorable in a Fedtightening environment, as they capture any rate in-creases within seven days.
   As the economy continues at a strong pace with low unemploy-


                                  HIGHLIGHTS

  Average Annual Total Return
  for the periods ended December 31, 1999          QUARTER 1 YEAR 5 YEAR 10 YEAR
  SAFECO Money Market Fund........................   1.28%  4.65%  4.94%   4.76%
  Lipper, Inc. (Money Market Funds)...............   1.22%  4.49%  4.95%   4.80%

  Weighted Average Maturity 43 days

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ment and hints of rising inflation, the Fed is likely to raise rates again. In anticipation, the market has already priced 0.5% of tightening into short-term rates. I will maintain a short average maturity until I see signs that rates have stabilized, and will continue to seek yield while working to maintain safety in volatile market conditions.

Naomi Urata
--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Manage-ment from Yale University and is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -  4.2%
 Banks (Foreign)  - 4.2%
   $10,000 Deutsche Bank 5.13%, due 4/20/00............................$   9,998
                                                                          ------
 TOTAL CERTIFICATES OF DEPOSIT............................................ 9,998
                                                                          ------
 COMMERCIAL PAPER -  33.7%
 Automobiles  - 1.2%
     3,000 Ford Motor Credit Co. 6.39%, due 1/07/00.......................2,998
 Consumer Finance  - 6.4%
    11,000 Aristar, Inc.
           5.85%, due 2/04/00............................................10,943
     4,500 Countrywide Funding Corp.
           6.18%, due 1/05/00.............................................4,498
 Financial (Diversified) - 16.6%
     6,000 Apreco
           6.07%, due 1/19/00.............................................5,984
     1,200 Apreco
           7.00%, due 1/18/00.............................................1,196
     5,000 Finova Capital
           6.00%, due 1/28/00.............................................4,979
     6,400 Heller Financial, Inc.
           6.03%, due 2/03/00.............................................6,367
     4,000 Moat Funding LLC
           6.00%, due 2/10/00.............................................3,975
     4,450 Moat Funding LLC
           6.10%, due 1/31/00.............................................4,429
     1,000 Moat Funding LLC
           6.80%, due 1/13/00...............................................998
     5,000 PHH Corporation
           6.25%, due 1/10/00.............................................4,994
     5,000 PHH Corporation
           6.25%, due 1/13/00.............................................4,991
     2,000 PHH Corporation
           6.25%, due 1/25/00.............................................1,992
 Retail (General Merchandise) - 4.2%
     5,000 Sears Roebuck Acceptance Corp.
           6.05%, due 1/14/00.............................................4,991

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $ 5,000 Sears Roebuck Acceptance Corp.
           6.15%, due 1/21/00..........................................$  4,985
 Telecommunications (Long Distance) - 2.1%
     5,000 MCI Capital Corp. 6.55%, due 1/26/00...........................4,979

 Trucks & Parts  - 3.2%
     5,700 Cooperative Association of Tractor Dealers
           6.60%, due 1/06/00.............................................5,697
     1,000 Cooperative Association of Tractor Dealers
           6.90%, due 1/21/00...............................................997
     1,000 Cooperative Association of Tractor Dealers
           7.15%, due 1/06/00...............................................999
                                                                          ------
 TOTAL COMMERCIAL PAPER...................................................80,992
                                                                          ------
 CORPORATE BONDS - 44.8%
 Banks (Major Regional) - 4.8%
     4,000 MBNA America Bank
           5.51%, due 4/13/00
           Put Date 1/13/00...............................................3,999
     2,500 MBNA Corp.
           6.42%, due 3/09/00.............................................2,499
     5,000 MBNA Corp.
           6.695%, due 9/01/00
           Put Date 3/01/00...............................................5,006

 Banks (Regional)  - 5.0%
    12,000 American Express Centurion Bank
           5.70%, due 4/24/00
           Put Date 1/01/00..............................................12,000

 Consumer Finance  - 4.4%
     1,630 Countrywide Funding Corp. 5.62%, due 10/16/00..................1,619
       500 Countrywide Funding Corp.
           7.32%, due 8/15/00...............................................504
     5,000 Countrywide Home Loans, Inc. 5.195%, due 1/11/00...............5,000

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $ 3,460 Homeside Lending, Inc. 6.875%, due 5/15/00.................$  3,476

 Financial (Diversified) - 8.0%
     3,500 Finova Capital Corp. 6.375%, due 10/15/00.....................3,493
     1,665 Finova Capital Corp. 8.00%, due 2/01/00.......................1,667
     2,000 Heller Financial, Inc. 5.625%, due 3/15/00....................2,002
     1,000 Heller Financial, Inc. 6.50%, due 5/15/00.....................1,005
    11,000 # Textron Financial Corp. (144A) 5.92%, due 5/12/00
           Put Date 1/01/00.............................................11,000

 Health Care (Specialized Services) - 2.0%
     4,700 Everett Clinic
           6.95%, due 12/01/21
           Put Date 1/06/00..............................................4,700

 Homebuilding  - 2.9%
     6,933 Summer Station Apartments, LLC 6.49%, due 6/01/19
           Put Date 1/05/00..............................................6,933

 Insurance (Life & Health) - 4.6%
    11,000 First Allamerica Financial 6.235%, due 8/05/04
           Put Date 2/03/00.............................................11,000

 Investment Banking & Brokerage - 13.1%
     3,500 # Goldman Sachs Group, L.P. (144A) 5.15%, due 4/19/00.........3,500
     8,000 # Goldman Sachs Group, L.P. (144A) 6.20125%, due 1/12/01
           Put Date 1/15/00..............................................8,000
     4,000 Lehman Brothers Holdings, Inc. 6.15%, due 3/15/00.............4,004
     8,000 Lehman Brothers Holdings, Inc. 6.595%, due 5/23/01
           Put Date 1/23/00..............................................8,000
     8,100 Morgan Stanley Dean Witter Co. 5.61125%, due 3/13/01
           Put Date 12/12/00.............................................8,100
                                                                          -----
 TOTAL CORPORATE BONDS..................................................107,507
                                                                          -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS -  12.3%
 Health Care (Diversified) - 1.6%
   $   100 Bell County Health Facilities Development Revenue
           6.50%, due 7/01/00
           Put Date 1/06/00...........................................$    100
       150 Maury County Health and Educational Facilities Board
           Healthcare Revenue 6.50%, due 12/01/00 Put Date 1/06/00.........150
     3,600 New Hampshire Business Finance Authority Revenue 6.85%, due 6/01/28
           Put Date 1/06/00..............................................3,600

 Health Care (Long-Term Care) - 5.4%
     3,150 Bowie Assisted Living 7.90%, due 7/01/23 Put Date 1/05/00.... 3,150
       200 Maryland Health and Higher Education Facilities Authority Revenue
           6.80%, due 7/01/27
           Put Date 1/06/00............................................... 200
     2,085 Maryland Health and Higher Education Facilities Authority Revenue
           7.85%, due 1/01/28
           Put Date 1/05/00............................................. 2,085
     2,600 Maryland Health and Higher Education Facilities Authority Revenue
           7.85%, due 7/01/29
           Put Date 1/05/00............................................. 2,600
     4,900 Village Green Finance Co. 6.49%, due 11/01/22 Put Date 1/05/00.....
           4,900

 Homebuilding  - 1.2%
     1,000 Breckenridge Terrace LLC Tax Revenue
           5.8775%, due 5/01/39 Put Date 1/06/00........................ 1,000

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $ 2,000 Eagle County Colorado Housing Facilities Revenue
           5.878%, due 5/01/39
           Put Date 1/06/00........................................... $  2,000

 Retail (General Merchandise) - 3.3%
     8,000 Racetrac Capital, LLC 6.49%, due 4/01/18
           Put Date 1/05/00.............................................. 8,000

 Services (Commercial & Consumer) - 0.8%
     2,000 Wake Forest University 6.49%, due 7/01/17 Put Date 1/05/00.... 2,000
                                                                          ------
 TOTAL MUNICIPAL BONDS................................................... 29,785
                                                                          ------

 CASH EQUIVALENTS -  4.6%
 Investment Companies
    11,147 J.P. Morgan Institutional Prime Money Market................  11,147
                                                                         -------
 TOTAL CASH EQUIVALENTS.................................................. 11,147
                                                                         -------
 TOTAL INVESTMENTS - 99.6%.............................................. 239,429
 Other Assets, less Liabilities........................................... 1,030
                                                                         -------
 NET ASSETS............................................................ $240,459
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/99. These rates change periodically based on specified market rate or indices.

#Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $22,500,000 and the total value is 9.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO Tax-Free Money Market Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        [PHOTO OF MARY V. METASTASIO]

                               MARY V. METASTASIO


    The SAFECO Tax-Free Money Market Fund began the last quarter of 1999 with a seven-day average yield of 3.05% and ended it yielding 3.80%. For the year, the Fund compared well, outperforming its peers.
    The market, which was characterized by rising rates was friendly to our portfolio with its heavy weighting in very short securities. Vari-able rate demand options, or VRDOs, made up 71% of our portfolio at year end, and their short maturity allows us to capture higher rates sooner than our peers.
       The fourth quarter was quieter than the third in the tax-exempt money market. We experienced some calls in the longer portion of our portfolio, with little new-issuance activity. That is reflected in the make-up of our Fund. At year-end, 71% of the

                                   HIGHLIGHTS

  Average Annual Total Return
  for the periods ended December 31, 1999       Quarter 1 Year 5 Year 10 Year
 ----------------------------------------------------------------------------
  SAFECO Tax-Free Money Market Fund               0.76%  2.77%  3.11%   3.27%
  Lipper, Inc. (Tax-Exempt Money Market Funds)    0.75%  2.68%  3.03%   3.17%


SAFECO Tax-Free Money Market Fund*
Actual Yield                                         3.80 %
Tax-Equivalent Yield 15%                             4.47 %
Tax-Equivalent Yield 28%                             5.28 %
Tax-Equivalent Yield 31%                             5.51 %
Tax-Equivalent Yield 36%                             5.94 %
Tax-Equivalent Yield 39.6%                           6.29 %

Three-Month Treasury Bill**
Taxable Yield                                        5.19 %

* Represents the SAFECO Tax-Free Money Market Fund actual yield on December 31, 1999, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisions may vary with market conditions.

**   Represents the Three-Month Treasury Bill yield on December 31, 1999.

   Weighted Average Maturity                         32 Days

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund was invested in variable rate demand option bonds (VRDOs), 26% in put bonds, and 3% in notes. We held no commercial paper as of that date. These figures represent an increase in VRDOs, and a decrease in both put bonds and commercial paper.
    So what does the future have in store for the SAFECO Tax-Free Money Market Fund? I plan to bring the percentage of VRDOs down to about two-thirds of the Fund, as is our norm, with corresponding increases in the longer money market products, such as put bonds, notes and commercial paper. January is always a tight month in terms of supply, and a strong month in terms of demand as the market is normally flush with cash from coupon payments and maturing paper to be reinvested, and very few places to put it. After that supply/demand imbal-ance is resolved, and Y2K fears have fully subsided, normal issuance and re-marketing activity will resume and we should return to our usual portfolio structure.

Mary V. Metastasio
--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securi-ties analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in Dramatic Art from Whitman College and an MBA from the Univer-sity of Washington. Metastasio is chairman of the National Federation of Munic-ipal Analysts.

                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS - 96.3%
 Alaska - 3.1%
   $ 2,385 Alaska Industrial Development and Export Authority Revenue
           5.55%, due 7/01/01
           Put Date 1/05/00........................................... $ 2,385

 Arizona - 3.6%
     1,000 Apache County Industrial Development Revenue (Tucson Electric Power
           Co.) 5.65%, due 12/15/18
           Put Date 1/05/00..............................................1,000
       800 Pima County Industrial
           Development Authority Revenue
           (Tucson Electric Power Co.)
           5.65%, due 12/01/22
           Put Date 1/05/00................................................800
     1,000 Tucson Industrial Development Authority Revenue (Tucson City Center
           Parking) 5.125%, due 6/01/15
           Put Date 1/06/00..............................................1,000

 California - 3.1%
       800 Regional Airports Improvement Revenue (American Airlines, Inc.)
           4.80%, due 12/01/25
           Put Date 1/01/00............................................... 800
       200 Regional Airports Improvement Revenue (American Airlines, Inc.)
           Series C 4.80%, due 12/01/24 Put Date 1/01/00.................. 200
       200 Regional Airports Improvement Revenue (American Airlines, Inc.)
           Series D 4.80%, due 12/01/24 Put Date 1/01/00.................. 200
       800 Regional Airports Improvement Revenue (American Airlines, Inc.)
           Series E
           4.80%, due 12/01/24 Put Date 1/01/00........................... 800

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $   400 Regional Airports Improvement Revenue (American Airlines, Inc.)
           Series G 4.80%, due 12/01/24 Put Date 1/01/00.............. $   400

 District of Columbia - 1.3%
     1,000 District of Columbia Revenue Supplemental Student Loan
           4.75%, due 7/01/04
           Put Date 7/01/00............................................. 1,000

 Florida - 3.9%
     2,000 Florida Housing Finance Agency Multifamily Housing Revenue
           (Iona Lakes Project)
           3.25%, due 4/01/04
           Put Date 4/01/00............................................. 2,000
     1,000 Putnam County Development Authority Pollution Control Revenue
           3.80%, due 12/15/09
           Put Date 6/15/00............................................. 1,000

 Georgia - 0.1%
        85 Marietta Housing Authority
           Multifamily Revenue
           3.20%, due 1/15/09
           Put Date 1/15/00................................................ 85

 Illinois - 18.8%
     3,120 Chicago O'Hare International
           Airport Revenue Series A
           5.55%, due 1/01/15
           Put Date 1/05/00............................................. 3,120
       770 Chicago O'Hare International
           Airport Revenue Series B
           5.55%, due 1/01/15
           Put Date 1/05/00............................................... 770
     3,000 Illinois Development Finance
           Authority Revenue (Sinai Community Institute Project)
           5.62%, due 3/01/22
           Put Date 1/05/00............................................. 3,000

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $ 1,170 Illinois Development Finance Authority Revenue (Countryside
           Montessori Schools) 5.62%, due 6/01/17
           Put Date 1/06/00........................................... $ 1,170
     3,800 Illinois Health Facilities Authority Revenue (Swedish Covenant
           Hospital)
           5.70%, due 8/01/25
           Put Date 1/05/00............................................. 3,800
     2,700 Jackson-Union Regional
           Port District Revenue
           5.70%, due 4/01/24
           Put Date 1/05/00............................................. 2,700

 Iowa - 9.2%
     3,800 Iowa Finance Authority Revenue (Wheaton Franciscan Services)
           5.60%, due 8/15/24
           Put Date 1/05/00............................................. 3,800
     2,000 Iowa School Corporations
           Warrant Certificates
           4.00%, due 6/24/00........................................... 2,008
     1,310 Polk County Hospital Equipment
           and Improvement Revenue
           5.55%, due 12/01/05
           Put Date 1/05/00............................................. 1,310

 Kentucky - 1.3%
     1,000 Clark County Pollution
           Control Revenue (Kansas City
           Power and Light)
           3.70%, due 10/15/14
           Put Date 4/15/00............................................. 1,000

 Louisiana - 2.6%
     2,000 Louisiana Public Facilities Authority Revenue 5.47%, due 12/01/13
           Put Date 1/13/00............................................. 2,000



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Maryland - 0.4%
   $   300 Montgomery County Industrial Development Revenue (Information
           Systems and Networks)
           4.05%, due 4/01/14
           Put Date 1/01/00............................................ $  300

 Missouri - 3.5%
     2,100 Kansas City Industrial Development Authority Multifamily Housing
           Revenue (Coach House II Project) 3.85%, due 12/01/15
           Put Date 1/01/00............................................. 2,100
       600 Kansas City Industrial Development Authority Multifamily Housing
           Revenue (J.C. Nichols Co. Project) 3.85%, due 5/01/15
           Put Date 1/01/00............................................... 600

 Montana - 2.2%
     1,705 Havre Industrial Development Revenue (Safeway, Inc. Projects)
           4.10%, due 6/01/06
           Put Date 6/01/00............................................. 1,705

 Oklahoma - 2.5%
       955 Oklahoma Water Resources Revenue Board State Loan Program
           3.60%, due 9/01/32
           Put Date 3/01/00............................................... 955
     1,000 Oklahoma Water Resources Revenue Board State Loan Program Series A
           3.60%, due 9/01/23
           Put Date 3/01/00............................................. 1,000


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Pennsylvania - 1.9%
   $ 1,490 Washington County Authority Lease Revenue (Higher Education Pooled
           Equipment Leasing Project)
           5.55%, due 11/01/05
           Put Date 1/05/00........................................... $ 1,490

 South Carolina - 5.6%
     1,295 South Carolina Jobs Economic Development Authority Revenue
           (St. Francis Hospital)
           4.80%, due 7/01/22
           Put Date 1/01/00............................................. 1,295
     3,000 York County Pollution Control Revenue
           3.60%, due 9/15/14
           Put Date 3/15/00............................................. 3,000

 Tennessee - 4.4%
     3,400 Hamilton County Industrial Development Revenue (Komatsu American
           Manufacturing Corp.)
           6.20%, due 11/01/05
           Put Date 1/05/00............................................. 3,400

 Texas - 11.8%
     3,500 ABN AMRO Munitops Certificates Trust 5.68%, due 3/07/07
           Put Date 1/05/00............................................. 3,500
       300 Grapevine Industrial Development Revenue (American Airlines, Inc.)
           Series B2 4.80%, due 12/01/24
           Put Date 1/01/00............................................... 300
     1,000 Harris County Housing Finance Corp. Multifamily Housing Revenue
           (Arbor II, Ltd. Project)
           4.00%, due 10/01/05
           Put Date 10/01/00............................................ 1,000
       200 Lone Star Airport Improvement Authority Revenue
           (American Airlines, Inc.) Series B4
           4.80%, due 12/01/14
           Put Date 1/01/00............................................... 200

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $   700 Lone Star Airport Improvement Authority Revenue Series A1
           4.80%, due 12/01/14
           Put Date 1/01/00........................................... $   700
       200 Lone Star Airport Improvement Authority Revenue Series A3
           4.80%, due 12/01/14
           Put Date 1/01/00............................................... 200
       800 North Central Texas Health Facilities Development
           (Presbyterian Medical Center)
           4.80%, due 12/01/15
           Put Date 1/01/00............................................... 800
       400 North Central Texas Health Facilities Development (Presbyterian
           Medical Center) Series C
           4.80%, due 12/01/15
           Put Date 1/01/00............................................... 400
     1,995 Sabine River Industrial Development Authority 3.45%, due 8/15/14
           Put Date 2/15/00............................................. 1,995

 Virginia - 3.2%
     2,500 Harrisonburg Redevelopment and Housing Authority Multifamily
           Housing Revenue
           3.20%, due 2/01/26
           Put Date 2/01/00............................................. 2,500

 Washington - 11.2%
     3,520 Richland Golf Enterprise Revenue
           5.40%, due 12/01/21
           Put Date 1/06/00............................................. 3,520
     1,765 Washington State Housing Finance Commission Housing Revenue
           (Pioneer Human Services)
           4.85%, due 7/01/11
           Put Date 1/06/00............................................. 1,765
     1,260 Washington State Housing Finance Commission Revenue
           (YMCA of Greater Seattle)
           4.85%, due 7/01/11
           Put Date 1/01/00............................................. 1,260

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $ 2,120 Washington State Housing Finance Commission Revenue (YMCA Snohomish
           County)
           5.90%, due 8/01/19
           Put Date 1/01/00........................................... $ 2,120

 Wyoming - 2.6%
     1,975 Rock Springs Industrial Development Revenue
           (Safeway, Inc. Project)
           3.80%, due 3/01/02
           Put Date 3/01/00............................................. 1,975
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 74,428
                                                                         ------
 TOTAL INVESTMENTS - 96.3%.............................................. 74,428
 Other Assets, less Liabilities.......................................... 2,895
                                                                         ------
 NET ASSETS............................................................ $77,323
                                                                         ------
                                                                         ------

--------------------------------------------------------------------------------
If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/99. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1999

                                           SAFECO  SAFECO     SAFECO    SAFECO
(In Thousands, Except           Intermediate-Term    GNMA High-Yield   Managed
Per-Share Amounts)             U.S. Treasury Fund    Fund  Bond Fund Bond Fund
------------------------------------------------------------------------------
Assets
 Investments, at Cost                     $21,103 $40,243    $78,293    $8,541
                                          ======= =======    =======    ======
 Investments, at Value                    $20,551 $39,297    $75,617    $8,203
 Receivables
 Investment Securities Sold                    --      --         --        --
 Trust Shares Sold                             61       9         79        --
 Interest                                     282     264      1,511        97
 Other                                          1      --         26         2
                                          ------- -------    -------    ------
  Total Assets                             20,895  39,570     77,233     8,302
Liabilities
 Payables
 Trust Shares Redeemed                          2      33        786        --
 Notes Payable                                 --      --         --        --
 Dividends                                     37      55        199        18
 Investment Advisory Fees                      11      20         39         4
 Transfer Agent Fees                            5       7         14         2
 Other                                          4       6          9        --
                                          ------- -------    -------    ------
  Total Liabilities                            59     121      1,047        24
                                          ------- -------    -------    ------
Net Assets                                $20,836 $39,449    $76,186    $8,278
                                          ======= =======    =======    ======
 No-Load Class:
 Net Assets                               $19,092 $39,449    $73,004    $6,781
 Trust Shares Outstanding                   1,912   4,335      8,711       858
                                          ------- -------    -------    ------
 Net Asset Value, Offering
  Price, and Redemption Price
  Per Share                               $  9.99 $  9.10    $  8.38    $ 7.90
                                          ======= =======    =======    ======
 Class A:
 Net Assets                               $   958      --    $ 1,583    $  573
 Trust Shares Outstanding                      96                189        73
                                          -------            -------    ------
 Net Asset Value and
  Redemption Price Per Share              $ 10.00            $  8.38    $ 7.90
                                          =======            =======    ======
 Maximum Offering Price Per
  Share (Net Asset Value Plus
  Sales Charge of 4.5%)                   $ 10.47            $  8.77    $ 8.27
                                          =======            =======    ======
 Class B:
 Net Assets                               $   786      --    $ 1,599    $  924
 Trust Shares Outstanding                      78                191       117
                                          -------            -------    ------
 Net Asset Value and Offering
  Price Per Share *                       $  9.99            $  8.38    $ 7.89
                                          =======            =======    ======

--------------------------------------------------------------------------------
* For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             SAFECO     SAFECO              SAFECO              SAFECO            SAFECO
California Tax-Free  Municipal    Washington State   Intermediate-Term Insured Municipal
        Income Fund  Bond Fund Municipal Bond Fund Municipal Bond Fund         Bond Fund
----------------------------------------------------------------------------------------
            $90,766   $458,045              $7,522             $14,280           $23,636
            =======   ========              ======             =======           =======
            $85,650   $465,200              $7,161             $14,406           $22,083
              1,674         --                  --                  --                --
                 15         22                  --                  --                --
              1,622      8,717                 132                 244               364
                 --         --                  --                   7                --
            -------   --------              ------             -------           -------
             88,961    473,939               7,293              14,657            22,447
                 55        356                  --                   2                19
              1,425         --                  --                  --                --
                100        798                  24                  32                50
                 41        207                   3                   7                10
                  7         27                  --                   1                 1
                 12         33                  --                   8                 3
            -------   --------              ------             -------           -------
              1,640      1,421                  27                  50                83
            -------   --------              ------             -------           -------
            $87,321   $472,518              $7,266             $14,607           $22,364
            =======   ========              ======             =======           =======
            $85,782   $470,267              $6,748             $14,607           $22,364
              7,771     36,472                 699               1,396             2,243
            -------   --------              ------             -------           -------
            $ 11.04   $  12.89              $ 9.65             $ 10.46           $  9.97
            =======   ========              ======             =======           =======
            $   740   $    929              $  191                  --                --
                 67         72                  20
            -------   --------              ------
            $ 11.05   $  12.90              $ 9.65
            =======   ========              ======
            $ 11.57   $  13.51              $10.10
            =======   ========              ======
            $   799   $  1,322              $  327                  --                --
                 72        103                  34
            -------   --------              ------
            $ 11.04   $  12.88              $ 9.66
            =======   ========              ======

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1999

                                                    SAFECO         SAFECO
(In Thousands, Except                         Money Market Tax-Free Money
Per-Share Amounts)                                    Fund    Market Fund
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                             $239,429          $74,428
                                                  ========          =======
 Investments, at Value                            $239,429          $74,428
 Receivables
 Investment Securities Sold                             --            2,835
 Trust Shares Sold                                     400                2
 Interest                                            1,699              543
 Other                                                  43               --
                                                  --------          -------
  Total Assets                                     241,571           77,808
Liabilities
 Payables
 Trust Shares Redeemed                                 863              381
 Notes Payable                                          --               50
 Dividends                                              43               17
 Investment Advisory Fees                              109               31
 Transfer Agent Fees                                    66                5
 Other                                                  31                1
                                                  --------          -------
  Total Liabilities                                  1,112              485
                                                  --------          -------
Net Assets                                        $240,459          $77,323
                                                  ========          =======
 No-Load Class:
 Net Assets                                       $235,926          $77,323
 Trust Shares Outstanding                          235,926           77,323
                                                  --------          -------
 Net Asset Value, Offering Price, and
  Redemption Price Per Share                      $   1.00          $  1.00
                                                  ========          =======
 Class A:
 Net Assets                                       $  3,554               --
 Trust Shares Outstanding                            3,554
                                                  --------
 Net Asset Value, Offering Price, and
  Redemption Price Per Share                      $   1.00
                                                  ========
 Maximum Offering Price Per Share (Net Asset
  Value Plus Sales Charge of 4.5%)                      --             --
                                                  ========
 Class B:
 Net Assets                                       $    979                 --
 Trust Shares Outstanding                              979
                                                  --------
 Net Asset Value, Offering Price, and
  Redemption Price Per Share                      $   1.00
                                                  ========

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1999

                                        SAFECO  SAFECO      SAFECO     SAFECO
                             Intermediate-Term    GNMA  High-Yield    Managed
(In Thousands)              U.S. Treasury Fund    Fund   Bond Fund  Bond Fund
------------------------------------------------------------------------------
Investment Income
 Interest                               $1,376  $2,911      $7,373      $ 481
 Dividends                                  --      --         210         --
                                        ------  ------      ------      -----
 Total Investment Income                 1,376   2,911       7,583        481
Expenses
 Investment Advisory                       123     247         482         40
 Transfer Agent                             56      82         167         15
 Fund Accounting and
  Administration                            13      25          48          5
 Shareholder Service-Class
  A                                          2      --           5          1
       -Class B                              2      --           5          2
 Distribution-Class B                        6      --          14          6
 Legal and Auditing                         20      22          25         19
 Custodian                                   3       6           8          3
 Reports to Shareholders                     9      13          33          7
 Trustees                                    6       6           6          6
 Interest                                   --      --          13         --
 Other                                      21      13          37         20
                                        ------  ------      ------      -----
 Total Expenses Before
  Reimbursement                            261     414         843        124
 Expense Reimbursement                     (42)    (16)        (41)       (40)
                                        ------  ------      ------      -----
 Total Expenses After
  Reimbursement                            219     398         802         84
                                        ------  ------      ------      -----
Net Investment Income                    1,157   2,513       6,781        397
Net Realized and
 Unrealized Gain (Loss) on
 Investments
 Net Realized Gain (Loss)
  on Investments                           (33)   (857)     (1,769)      (274)
 Net Change in Unrealized
  Appreciation
  (Depreciation)                        (1,619) (1,604)     (2,107)      (441)
                                        ------  ------      ------      -----
Net Gain (Loss) on
 Investments                            (1,652) (2,461)     (3,876)      (715)
                                        ------  ------      ------      -----
Net Change in Net Assets
 Resulting from Operations              $ (495) $   52      $2,905      $(318)
                                        ======  ======      ======      =====
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1999

                                           SAFECO                       SAFECO
                                       California     SAFECO  Washington State
                                         Tax-Free  Municipal         Municipal
(In Thousands)                        Income Fund  Bond Fund         Bond Fund
-------------------------------------------------------------------------------
Investment Income
 Interest                                $  5,849   $ 29,611             $ 428
 Dividends                                     --         --                --
                                         --------   --------             -----
 Total Investment Income                    5,849     29,611               428
Expenses
 Investment Advisory                          553      2,359                42
 Transfer Agent                                87        318                 4
 Fund Accounting and Administration            63        164                 4
 Shareholder Service-Class A                    2          2                 1
       -Class B                                 2          4                 1
 Distribution-Class B                           7         11                 2
 Legal and Auditing                            29         64                19
 Custodian                                     11         29                 2
 Reports to Shareholders                       30        107                 1
 Trustees                                       6          8                 6
 Interest                                       1          3                --
 Other                                         21        107                 4
                                         --------   --------             -----
 Total Expenses Before Reimbursement          812      3,176                86
 Expense Reimbursement                         --         --               (10)
                                         --------   --------             -----
 Total Expenses After Reimbursement           812      3,176                76
                                         --------   --------             -----
Net Investment Income                       5,037     26,435               352
Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
  Investments                              (1,041)    (1,564)               (6)
 Net Change in Unrealized
  Appreciation (Depreciation)             (14,076)   (57,414)             (837)
                                         --------   --------             -----
Net Gain (Loss) on Investments            (15,117)   (58,978)             (843)
                                         --------   --------             -----
Net Change in Net Assets Resulting
 from Operations                         $(10,080)  $(32,543)            $(491)
                                         ========   ========             =====
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           SAFECO           SAFECO                                              SAFECO
Intermediate-Term          Insured                    SAFECO                  Tax-Free
        Municipal        Municipal              Money Market              Money Market
        Bond Fund        Bond Fund                      Fund                      Fund
---------------------------------------------------------------------------------------
            $ 749          $ 1,234                   $12,532                    $2,703
               --               --                        --                        --
            -----          -------                   -------                    ------
              749            1,234                    12,532                     2,703
               76              127                     1,166                       393
               11               20                       693                        58
                9               14                       127                        48
               --               --                        --                        --
               --               --                        --                        --
               --               --                        --                        --
               19               20                        38                        25
                2                4                        21                         8
                5                8                        89                        22
                6                6                         7                         6
               --               --                         1                        --
                9               11                        91                        20
            -----          -------                   -------                    ------
              137              210                     2,233                       580
               (9)              (6)                     (338)                      (30)
            -----          -------                   -------                    ------
              128              204                     1,895                       550
            -----          -------                   -------                    ------
              621            1,030                    10,637                     2,153
               28                1                        --                        --
             (777)          (2,928)                       --                        --
            -----          -------                   -------                    ------
             (749)          (2,927)                       --                        --
            -----          -------                   -------                    ------
            $(128)         $(1,897)                  $10,637                    $2,153
            =====          =======                   =======                    ======
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS



                            SAFECO Intermediate-Term
                                  U.S. Treasury Fund          SAFECO GNMA Fund
                            ------------------------   ------------------------
                              Year Ended December 31    Year Ended December 31
(In Thousands)                     1999          1998         1999         1998
--------------------------------------------------------------------------------
Operations
 Net Investment Income     $      1,157  $      1,045  $     2,513  $     2,333
 Net Realized Gain (Loss)
  on Investments                    (33)            4         (857)         986
 Net Change in Unrealized
  Appreciation
  (Depreciation)                 (1,619)          648       (1,604)        (717)
                           ------------  ------------  -----------  -----------
 Net Change in Net Assets
  Resulting from
  Operations                       (495)        1,697           52        2,602
Dividends to Shareholders
 from Net Investment
 Income
 No-Load Class                   (1,077)         (992)      (2,513)      (2,333)
 Class A                            (44)          (26)          --           --
 Class B                            (36)          (27)          --           --
 Net Realized Gain on
  Investments
 No-Load Class                       --            --           --           --
 Class A                             --            --           --           --
 Class B                             --            --           --           --
                           ------------  ------------  -----------  -----------
 Total                           (1,157)       (1,045)      (2,513)      (2,333)
Net Trust Share
 Transactions
 No-Load Class                   (3,442)        7,754         (235)       3,704
 Class A                            188           450           --           --
 Class B                             60           331           --           --
                           ------------  ------------  -----------  -----------
 Total                           (3,194)        8,535         (235)       3,704
                           ------------  ------------  -----------  -----------
Total Change in Net
 Assets                          (4,846)        9,187       (2,696)       3,973
Net Assets at Beginning
 of Period                       25,682        16,495       42,145       38,172
                           ------------  ------------  -----------  -----------
Net Assets at End of
 Period                    $     20,836  $     25,682  $    39,449  $    42,145
                           ============  ============  ===========  ===========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                    SAFECO
                 SAFECO                    SAFECO               California                    SAFECO
             High-Yield                   Managed                 Tax-Free                 Municipal
              Bond Fund                 Bond Fund              Income Fund                 Bond Fund
------------------------  ------------------------  -----------------------  ------------------------
 Year Ended December 31    Year Ended December 31   Year Ended December 31    Year Ended December 31
       1999         1998         1999         1998        1999         1998         1999         1998
------------------------------------------------------------------------------------------------------
$     6,781  $     6,383  $       397  $       278  $    5,037  $     4,928  $    26,435  $    25,941
     (1,769)         (57)        (274)         237      (1,041)       3,251       (1,564)       8,894
     (2,107)      (2,997)        (441)         (56)    (14,076)      (1,778)     (57,414)      (3,043)
-----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
      2,905        3,329         (318)         459     (10,080)       6,401      (32,543)      31,792
     (6,470)      (6,205)        (346)        (262)     (4,966)      (4,878)     (26,332)     (25,876)
       (178)        (127)         (19)          (9)        (38)         (24)         (46)         (33)
       (133)         (51)         (32)          (7)        (33)         (26)         (57)         (32)
        --           --           --          (192)        --        (3,208)         --        (8,852)
        --           --           --            (8)        --           (19)         --           (16)
        --           --           --           (15)        --           (27)         --           (22)
-----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
     (6,781)      (6,383)        (397)        (493)     (5,037)      (8,182)     (26,435)     (34,831)
     (3,042)      11,564          637        2,153     (11,817)      25,835      (10,899)      39,941
     (1,269)       2,818          311          151         189          232           96          557
        332        1,041          470          412           4          436          118          884
-----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
     (3,979)      15,423        1,418        2,716     (11,624)      26,503      (10,685)      41,382
-----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
     (7,855)      12,369          703        2,682     (26,741)      24,722      (69,663)      38,343
     84,041       71,672        7,575        4,893     114,062       89,340      542,181      503,838
-----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
$    76,186  $    84,041  $     8,278  $     7,575  $   87,321  $   114,062  $   472,518  $   542,181
===========  ===========  ===========  ===========  ==========  ===========  ===========  ===========
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SAFECO
                                              SAFECO         Intermediate-Term
                                    Washington State                 Municipal
                                 Municipal Bond Fund                 Bond Fund
                             ------------------------  ------------------------
                              Year Ended December 31    Year Ended December 31
(In Thousands)                      1999         1998         1999         1998
--------------------------------------------------------------------------------
Operations
 Net Investment Income       $       352  $       359  $       621  $       613
 Net Realized Gain (Loss)
  on Investments                      (6)         246           28           11
 Net Change in Unrealized
  Appreciation
  (Depreciation)                    (837)        (133)        (777)         132
                             -----------  -----------  -----------  -----------
 Net Change in Net Assets
  Resulting from Operations         (491)         472         (128)         756
Dividends to Shareholders
 from Net Investment Income
 No-Load Class                      (333)        (343)        (621)        (613)
 Class A                              (9)          (9)          --           --
 Class B                             (10)          (7)          --           --
 Net Realized Gain on
  Investments
 No-Load Class                        --         (224)         (28)          (6)
 Class A                              --           (6)          --           --
 Class B                              --           (7)          --           --
                             -----------  -----------  -----------  -----------
 Total                              (352)        (596)        (649)        (619)
Net Trust Share
 Transactions
 No-Load Class                      (177)         541         (103)       1,570
 Class A                               5         (149)          --           --
 Class B                             114           12           --           --
                             -----------  -----------  -----------  -----------
 Total                               (58)         404         (103)       1,570
                             -----------  -----------  -----------  -----------
Total Change in Net Assets          (901)         280         (880)       1,707
Net Assets at Beginning of
 Period                            8,167        7,887       15,487       13,780
                             -----------  -----------  -----------  -----------
Net Assets at End of Period  $     7,266  $     8,167  $    14,607  $    15,487
                             ===========  ===========  ===========  ===========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             SAFECO                                                           SAFECO
            Insured                          SAFECO                         Tax-Free
          Municipal                    Money Market                     Money Market
          Bond Fund                            Fund                             Fund
--------------------          -----------------------------      ----------------------------
         Year Ended                      Year Ended                       Year Ended
        December 31                     December 31                      December 31
   1999         1998              1999             1998             1999             1998
---------------------------------------------------------------------------------------------
$ 1,030      $   881           $10,637         $  9,987          $ 2,153          $ 2,362
      1          430                --               --               --               --
 (2,928)        (121)               --               --               --               --
-------      -------          --------         --------          -------          -------
 (1,897)       1,190            10,637            9,987            2,153            2,362
 (1,030)        (881)         (10,421)           (9,906)          (2,153)          (2,362)
     --           --             (168)              (57)              --               --
     --           --              (48)              (24)              --               --
     --         (427)               --               --               --               --
     --           --                --               --               --               --
     --           --                --               --               --               --
-------      -------          --------         --------          -------          -------
 (1,030)      (1,308)         (10,637)           (9,987)          (2,153)          (2,362)
    293        8,600            11,453           47,850             (134)           2,020
     --           --             1,368            1,649               --               --
     --           --               309              256               --               --
-------      -------          --------         --------          -------          -------
    293        8,600            13,130           49,755             (134)           2,020
-------      -------          --------         --------          -------          -------
 (2,634)       8,482            13,130           49,755             (134)           2,020
 24,998       16,516           227,329          177,574           77,457           75,437
-------      -------          --------         --------          -------          -------
$22,364      $24,998          $240,459         $227,329          $77,323          $77,457
=======      =======          ========         ========          =======          =======
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
    This financial report is on 11 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
    SAFECO Taxable Bond Trust
      SAFECO Intermediate-Term U.S. Treasury Fund
      SAFECO GNMA Fund
      SAFECO High-Yield Bond Fund
    SAFECO Managed Bond Trust
      SAFECO Managed Bond Fund
    SAFECO Tax-Exempt Bond Trust
      SAFECO California Tax-Free Income Fund
      SAFECO Municipal Bond Fund
      SAFECO Washington State Municipal Bond Fund
      SAFECO Intermediate-Term Municipal Bond Fund
      SAFECO Insured Municipal Bond Fund
    SAFECO Money Market Trust
      SAFECO Money Market Fund
      SAFECO Tax-Free Money Market Fund
    Effective September 30, 1996, the Intermediate-Term U.S. Treasury, Managed Bond, California Tax-Free Income, Municipal Bond, Washington State Municipal Bond, and Money Market Funds began issuing two classes of shares - Class A and Class B shares. Effective January 31, 1997, the High-Yield Bond Fund also began issuing Class A and Class B shares. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these classes of shares are sold by financial advisors to sharehold-ers and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
    In connection with issuing Class A and Class B shares, all of the above mentioned funds (except the Money Market Fund) adopted a Plan of Distribution ("the Plan"). Under the Plan, Class A and Class B shares pay a service fee to the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
    Under the Plan, the distributor uses the service fees primarily to compen-sate persons selling Class A and Class B shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribu-tion fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.
    Subsequent Event. On January 18, 2000, the Board of Trustees voted to liq-uidate and dissolve the SAFECO Washington State Municipal Bond Fund on March 31, 2000. Current shareholders may sell their shares or continue to hold them until the liquidation date, when the then-current value of their investment will be returned to them.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
    Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securi-ties and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity secu-rities are valued at the last reported sales price, unless there are no trans-actions in which case they are valued at the last reported bid price. Invest-ments in the money market funds consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Secu-rities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Fed-eral income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
    Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earn-ing interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
    Income Recognition. Bond premiums and original issue discounts are amor-tized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amor-tize premiums on securities purchased above par value.
    Dividends and Distributions to Shareholders. Net investment income is de-clared as a dividend to shareholders of record as of the close of each busi-ness day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.
    Income dividends and capital gain distributions are determined in accor-dance with income tax regulation which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments for wash sale deferrals. Accumulated net investment income and realized gain/loss may include temporary financial reporting and tax basis differences which will reverse in subsequent year.
    Federal Income and Excise Taxes. Each Fund intends to comply with the re-quirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their sharehold-ers in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addi-

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

tion, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for share-holders, are exempt from Federal income taxes. Any portion of dividends repre-senting net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.
    Estimates. The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS
    Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 1999:

     (In Thousands)                         Purchases    Sales
    ----------------------------------------------------------
     Intermediate-Term U.S. Treasury Fund     $16,163 $ 18,918
     GNMA Fund                                 55,368   55,292
     High-Yield Bond Fund                      54,727   55,379
     Managed Bond Fund                         12,400   11,302
     California Tax-Free Income Fund           25,935   36,533
     Municipal Bond Fund                       86,155  105,208
     Washington State Municipal Bond Fund         700      790
     Intermediate-Term Municipal Bond Fund      1,543    1,531
     Insured Municipal Bond Fund                7,818    7,212
    ----------------------------------------------------------

Purchases include $16,163 and $6,821 of U.S. Government securities in the In-termediate-Term U.S. Treasury and Managed Bond Funds, respectively.

Sales include $18,918 and $6,575 of U.S. Government securities in the Interme-diate-Term U.S. Treasury and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


4.  TRUST SHARE TRANSACTIONS
    Following is a summary of transactions in shares and the related amounts (in thousands):

                    SAFECO Intermediate-Term U.S. Treasury Fund
                 -------------------------------------------------------------------
                      No-Load                  Class A               Class B
                 -----------------------    ------------------    ------------------
                           For the Year Ended December 31
                 -------------------------------------------------------------------
                     1999         1998       1999       1998       1999       1998
------------------------------------------------------------------------------------
Shares:
 Sales                666        1,506         58         50         55         76
 Reinvestments         65           53          4          2          3          2
 Redemptions       (1,059)        (837)       (43)       (10)       (53)       (47)
                 --------      -------      -----      -----      -----      -----
 Net Change          (328)         722         19         42          5         31
                 ========      =======      =====      =====      =====      =====
Amounts:
 Sales           $  6,902      $16,057      $ 599      $ 539      $ 574      $ 799
 Reinvestments        669          561         37         20         31         23
 Redemptions      (11,013)      (8,864)      (448)      (109)      (545)      (491)
                 --------      -------      -----      -----      -----      -----
 Net Change      $ (3,442)     $ 7,754      $ 188      $ 450      $  60      $ 331
                 ========      =======      =====      =====      =====      =====
------------------------------------------------------------------------------------

               SAFECO GNMA Fund             SAFECO High-Yield Bond Fund
               ------------------  ---------------------------------------------------
                    No-Load             No-Load           Class A          Class B
               ------------------  ------------------  ---------------  --------------
                 For the Year
                     Ended
                  December 31              For the Year Ended December 31
               ------------------  ---------------------------------------------------
                   1999      1998      1999      1998     1999    1998    1999    1998
---------------------------------------------------------------------------------------
Shares:
 Sales            1,131     1,678     7,351     9,834      127     319     129     138
 Reinvestments      200       174       523       466       14      11      15       5
 Redemptions     (1,367)   (1,469)   (8,235)   (9,014)    (290)    (21)   (110)    (25)
               --------  --------  --------  --------  -------  ------  ------  ------
 Net Change         (36)      383      (361)    1,286     (149)    309      34     118
               ========  ========  ========  ========  =======  ======  ======  ======
Amounts:
 Sales         $ 10,681  $ 16,177  $ 63,720  $ 88,489  $ 1,097  $2,907  $1,136  $1,223
 Reinvestments    1,869     1,677     4,482     4,195      122      94     123      44
 Redemptions    (12,785)  (14,150)  (71,244)  (81,120)  (2,488)   (183)   (927)   (226)
               --------  --------  --------  --------  -------  ------  ------  ------
 Net Change    $   (235) $  3,704  $ (3,042) $ 11,564  $(1,269) $2,818  $  332  $1,041
               ========  ========  ========  ========  =======  ======  ======  ======
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                              SAFECO Managed Bond Fund
                 --------------------------------------------------------------------
                       No-Load                  Class A               Class B
                 ------------------------    ------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                     1999          1998       1999       1998       1999       1998
-------------------------------------------------------------------------------------
Shares:
 Sales                259           329         44         31         69         48
 Reinvestments         19            18          2          1          3          2
 Redemptions         (202)         (103)        (7)       (15)       (16)        (3)
                 --------      --------      -----      -----      -----      -----
 Net Change            76           244         39         17         56         47
                 ========      ========      =====      =====      =====      =====
Amounts:
 Sales           $  2,143      $  2,905      $ 355      $ 271      $ 578      $ 420
 Reinvestments        155           157         15         10         27         15
 Redemptions       (1,661)         (909)       (58)      (130)      (136)       (23)
                 --------      --------      -----      -----      -----      -----
 Net Change      $    637      $  2,153      $ 312      $ 151      $ 469      $ 412
                 ========      ========      =====      =====      =====      =====
-------------------------------------------------------------------------------------
                       SAFECO California Tax-Free Income Fund
                 --------------------------------------------------------------------
                       No-Load                  Class A               Class B
                 ------------------------    ------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                     1999          1998       1999       1998       1999       1998
-------------------------------------------------------------------------------------
Shares:
 Sales              2,144         4,348         30         28         14         41
 Reinvestments        321           494          3          2          2          3
 Redemptions       (3,524)       (2,846)       (19)       (12)       (17)       (10)
                 --------      --------      -----      -----      -----      -----
 Net Change        (1,059)        1,996         14         18         (1)        34
                 ========      ========      =====      =====      =====      =====
Amounts:
 Sales           $ 26,624      $ 56,554      $ 384      $ 366      $ 176      $ 522
 Reinvestments      3,849         6,359         30         25         26         39
 Redemptions      (42,290)      (37,078)      (225)      (159)      (198)      (125)
                 --------      --------      -----      -----      -----      -----
 Net Change      $(11,817)     $ 25,835      $ 189      $ 232      $   4      $ 436
                 ========      ========      =====      =====      =====      =====
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

4.TRUST SHARE TRANSACTIONS (Continued)

                             SAFECO Municipal Bond Fund
                 -------------------------------------------------------------------
                       No-Load                  Class A              Class B
                 -------------------------    -----------------    -----------------
                           For the Year Ended December 31
                 -------------------------------------------------------------------
                      1999          1998      1999       1998       1999      1998
------------------------------------------------------------------------------------
Shares:
 Sales               6,634         7,648         9         41         27        59
 Reinvestments       1,231         1,598         1          2          3         3
 Redemptions        (8,766)       (6,515)       (3)        (4)       (22)       (1)
                 ---------      --------      ----      -----      -----      ----
 Net Change           (901)        2,731         7         39          8        61
                 =========      ========      ====      =====      =====      ====
Amounts:
 Sales           $  92,371      $111,887      $125      $ 596      $ 369      $859
 Reinvestments      16,926        23,242        18         26         43        41
 Redemptions      (120,196)      (95,188)      (47)       (65)      (294)      (16)
                 ---------      --------      ----      -----      -----      ----
 Net Change      $ (10,899)     $ 39,941      $ 96      $ 557      $ 118      $884
                 =========      ========      ====      =====      =====      ====
------------------------------------------------------------------------------------
                    SAFECO Washington State Municipal Bond Fund
                 -------------------------------------------------------------------
                       No-Load                  Class A              Class B
                 -------------------------    -----------------    -----------------
                           For the Year Ended December 31
                 -------------------------------------------------------------------
                      1999          1998      1999       1998       1999      1998
------------------------------------------------------------------------------------
Shares:
 Sales                  90           284        --          1         10        --
 Reinvestments           8            13         1          1          1         1
 Redemptions          (114)         (247)       --        (15)        --        --
                 ---------      --------      ----      -----      -----      ----
 Net Change            (16)           50         1        (13)        11         1
                 =========      ========      ====      =====      =====      ====
Amounts:
 Sales           $     903      $  3,139      $ --      $   7      $ 107      $  3
 Reinvestments          81           137         5          7          7         9
 Redemptions        (1,161)       (2,735)       --       (163)        --        --
                 ---------      --------      ----      -----      -----      ----
 Net Change      $    (177)     $    541      $  5      $(149)     $ 114      $ 12
                 =========      ========      ====      =====      =====      ====
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                       SAFECO Intermediate-Term                       SAFECO Insured
                                         Municipal Bond Fund                        Municipal Bond Fund
                          ---------------------------------------------       --------------------------------
                                              No-Load                                    No-Load
                          ---------------------------------------------       --------------------------------
                                         For the Year Ended                          For the Year Ended
                                             December 31                                 December 31
                          ---------------------------------------------       ---------------------------------
                                  1999                        1998                 1999               1998
---------------------------------------------------------------------------------------------------------------
Shares:
 Sales                                226                        316                   921               1,357
 Reinvestments                         35                         31                    51                  59
 Redemptions                         (270)                      (204)                 (935)               (665)
                             ------------               ------------            ----------           ---------
 Net Change                            (9)                       143                    37                 751
                             ============               ============            ==========           =========
Amounts:
 Sales                       $      2,434               $      3,457            $    9,799             $15,554
 Reinvestments                        384                        345                   552                 676
 Redemptions                       (2,921)                    (2,232)              (10,058)             (7,630)
                             ------------               ------------            ----------           ---------
 Net Change                  $       (103)              $      1,570            $      293           $   8,600
                             ============               ============            ==========           =========
---------------------------------------------------------------------------------------------------------------

                                                                          SAFECO Tax-Free
                            SAFECO Money Market Fund                     Money Market Fund
               --------------------------------------------------------  ------------------
                     No-Load             Class A           Class B            No-Load
               --------------------  ----------------  ----------------  ------------------
                                                                           For the Year
                         For the Year Ended December 31                  Ended December 31
               --------------------------------------------------------  ------------------
                    1999       1998     1999     1998     1999     1998      1999      1998
--------------------------------------------------------------------------------------------
Shares:
 Sales           468,818    491,508    8,404    3,057    2,303    1,672    64,599    75,307
 Reinvestments     9,827      9,260      157       51       41       17     1,944     2,153
 Redemptions    (467,192)  (452,918)  (7,193)  (1,459)  (2,035)  (1,433)  (66,677)  (75,440)
               ---------  ---------  -------  -------  -------  -------  --------  --------
 Net Change       11,453     47,850    1,368    1,649      309      256      (134)    2,020
               =========  =========  =======  =======  =======  =======  ========  ========
Amounts:
 Sales         $ 468,818  $ 491,508  $ 8,404  $ 3,057  $ 2,303  $ 1,672  $ 64,599  $ 75,307
 Reinvestments     9,827      9,260      157       51       41       17     1,944     2,153
 Redemptions    (467,192)  (452,918)  (7,193)  (1,459)  (2,035)  (1,433)  (66,677)  (75,440)
               ---------  ---------  -------  -------  -------  -------  --------  --------
 Net Change    $  11,453  $  47,850  $ 1,368  $ 1,649  $   309  $   256  $   (134) $  2,020
               =========  =========  =======  =======  =======  =======  ========  ========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


5.  COMPONENTS OF NET ASSETS
    At December 31, 1999, the components of net assets were as follows:

                                         SAFECO                 SAFECO        SAFECO
                              Intermediate-Term                   GNMA    High-Yield
(In Thousands)                U.S.Treasury Fund                   Fund     Bond Fund
---------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There Is an Excess of
 Value Over Identified
 Cost
                                        $    42                $    72      $    685
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There Is an Excess of
 Identified Cost Over
 Value
                                           (594)                (1,018)       (3,361)
                                        -------                -------      --------
Net Unrealized
 (Depreciation)                            (552)                  (946)       (2,676)
Accumulated Net Realized
 Gain (Loss) on
 Investments                               (282)**              (2,441)**     (2,166)**
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)                      21,670                 42,836        81,028
                                        -------                -------      --------
Net Assets at December
 31, 1999                               $20,836                $39,449      $ 76,186
                                        =======                =======      ========

                                                                SAFECO        SAFECO
                                         SAFECO    California Tax-Free     Municipal
(In Thousands)                Managed Bond Fund            Income Fund     Bond Fund
---------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreclation
 on Investments in Which
 There is an Excess of
 Value Over Identified
 Cost
                                        $    --                $ 1,501      $ 27,156
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There is an Excess of
 Identified Cost Over
 Value
                                           (338)                (6,617)      (20,001)
                                        -------                -------      --------
Net Unrealized
 Appreciation/(Depreciation)               (338)                (5,116)        7,155
Accumulated Net Realized
 Gain (Loss) on
 Investments:
 Wash Sale Deferral*                        (26)                    --            --
 Other                                     (248)**              (1,042)**     (1,565)**
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)                       8,890                 93,479       466,928
                                        -------                -------      --------
Net Assets at December
 31, 1999                               $ 8,278                $87,321      $472,518
                                        =======                =======      ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                SAFECO           SAFECO                          SAFECO
                            Washington    Intermediate-     SAFECO    SAFECO       Tax-
                                 State             Term    Insured     Money Free Money
                             Municipal        Municipal  Municipal    Market     Market
(In Thousands)               Bond Fund        Bond Fund  Bond Fund      Fund       Fund
---------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized
 Appreciation on
 Investments in
 Which There Is an
 Excess of Value
 Over Identified
 Cost                           $   80          $   261    $   254  $     --    $    --
Aggregate Gross
 Unrealized
 Depreciation on
 Investments in
 Which There Is an
 Excess of
 Identified Cost
 Over Value                       (441)            (135)    (1,807)       --         --
                                ------          -------    -------  --------    -------
Net Unrealized
 Appreciation/Depreciation        (361)             126     (1,553)       --         --
Accumulated Net
 Realized Gain
 (Loss) on
 Investments                        (6)**            --         --        --         --
Paid in Capital
 (Par Value $.001,
 Unlimited Shares
 Authorized)                     7,633           14,481     23,917   240,459     77,323
                                ------          -------    -------  --------    -------
Net Assets at
 December 31, 1999              $7,266          $14,607    $22,364  $240,459    $77,323
                                ======          =======    =======  ========    =======
---------------------------------------------------------------------------------------

 *Represents accumulated realized losses not currently available to offset fu-ture distributions.
**At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                      Amounts Expiration Dates
                                      ------- ----------------
Intermediate-Term U.S. Treasury Fund   $  282        2001-2006
GNMA Fund                               2,441        2001-2004
High-Yield Bond Fund                    2,166        2004-2007
Managed Bond Fund                         248             2007
California Tax-Free Income Fund         1,042             2007
Municipal Bond Fund                     1,565             2007
Washington State Municipal Bond Fund        6             2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6.  INVESTMENT ADVISORY FEES AND OTHER
  TRANSACTIONS WITH AFFILIATES
    Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a per-centage of each day's net assets, which, on an annual basis, are as follows:


Intermediate-Term U.S.
  Treasury and GNMA
  Funds:
 First $250 million .55%
 Next $500 million  .50
 Next $500 million  .45
 Over $1.25 billion .40

High-Yield Bond Fund:
 First $250 million .65%
 Next $500 million  .55
 Over $750 million  .50


Intermediate-Term
  Municipal, Municipal,
  California, Insured and
  Washington Funds:
 First $250 million   .50%
 Next $500 million    .45
 Over $750 million    .40

Managed Bond Fund:
 First $750 million .50%
 Next $500 million  .45
 Over $1.25 billion .40

Money Market and Tax-
  Free Money Market
  Funds
 First $250 million .50%
 Next $500 million  .45
 Next $500 million  .40
 Over $1.25 billion .35

    Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percent-age of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million .04%
 Over $200 million  .01

                    Fund Administration:
                     First $200 mil-
                       lion           .05%
                     Over $200 mil-
                       lion           .01

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service, and distribution fees.
    Notes Payable and Interest Expense. The Funds may borrow money for tempo-rary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 1999, the Tax-Free Money Market Fund had a 5.47% note payable to SAFECO Life Limited Maturity of $50,000. The note was repaid on January 3, 2000. At December 31, 1999 the California Tax-Free Income Fund had a 5.51% note payable to SAFECO Life Limited Maturity of $1,425,000. The note was repaid on January 4, 2000.
    Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advi-sor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1999.
    Affiliate Ownership. At December 31, 1999, SAFECO Insurance Company of America owned 500,000 shares (or 24% of outstanding shares) of the Intermedi-ate-Term U.S. Treasury Fund, 502,372 shares (or 67%) of the Washington Fund, 397,434 shares (or 29%) of the Intermediate Municipal Fund, and 605,644 shares (or 29%) of the Insured Fund. SAFECO Asset Management Company owned 452,103 shares (or 43%) of the Managed Bond Fund.
    Expense Reimbursement. Beginning May 1, 1999, SAFECO Asset Management Com-pany agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution, service fees, and interest) which ex-ceed, on an annual basis, 0.30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and 0.40% for all other Funds.
    Fee Waiver. SAFECO Asset Management has agreed to waive .06% of investment advisory fees in the Tax-Free Money Market Fund for the one year period from May 1, 1999 to May 1, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares for the year ended December 31, 1999:

                                      Commissions
                                         Retained
-------------------------------------------------
Intermediate-Term U.S. Treasury Fund       $  665
High-Yield Bond Fund                        3,523
Managed Bond Fund                             791
California Tax-Free Income Fund             1,321
Municipal Bond Fund                           461
-------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Intermediate-Term U.S. Treasury Fund
  No-Load Class

                                                      Three-Month
                               For the Year Ended    Period Ended    For the Year Ended
                                      December 31     December 31          September 30
                            -------------------------------------------------------------
                             1999     1998     1997          1996        1996       1995
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 10.74  $ 10.34  $ 10.11       $ 10.10   $   10.24  $    9.74
Income from Investment
 Operations
 Net Investment Income       0.54     0.57     0.58          0.16        0.54       0.55
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.75)    0.40     0.23          0.01       (0.14)      0.50
                          -------  -------  -------       -------   ---------  ---------
 Total from Investment
  Operations                (0.21)    0.97     0.81          0.17        0.40       1.05
Less Distributions
 Dividends from Net
  Investment Income         (0.54)   (0.57)   (0.58)        (0.16)      (0.54)     (0.55)
                          -------  -------  -------       -------   ---------  ---------
Net Asset Value at End
 of Period                $  9.99  $ 10.74  $ 10.34       $ 10.11   $   10.10  $   10.24
                          =======  =======  =======       =======   =========  =========
 Total Return              (1.98%)   9.61%    8.29%         1.68%*      4.00%     11.07%
Net Assets at End of
 Period (000's)           $19,092  $24,061  $15,698       $14,679   $  14,668  $  13,774
Ratio of Gross Expenses
 to Average Net Assets      1.10%    0.90%    0.92%         1.07%**     1.01%      0.96%
Ratio of Net Expenses to
 Average Net Assets         0.93%    0.90%    0.92%         0.85%**     1.01%      0.96%
Ratio of Net Investment
 Income to Average Net
 Assets                     5.22%    5.38%    5.74%         6.30%**     5.30%      5.51%
Portfolio Turnover Rate    13.93%    2.83%   82.36%       125.42%**   294.25%    124.90%
-----------------------------------------------------------------------------------------

 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO GNMA Fund
  No-Load Class

                                                                 Three-Month
                                          For the Year Ended    Period Ended    For the Year Ended
                                                 December 31     December 31          September 30
                                     --------------------------------------------------------------
                                        1999     1998     1997          1996        1996       1995
--------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                              $  9.64  $  9.57  $  9.36       $  9.26   $    9.45  $    9.05
Income from Investment Operations
 Net Investment Income                  0.55     0.57     0.60          0.15        0.60       0.60
 Net Realized and Unrealized Gain
  (Loss) on Investments                (0.54)    0.07     0.21          0.10       (0.19)      0.40
                                     -------  -------  -------       -------   ---------  ---------
 Total from Investment Operations       0.01     0.64     0.81          0.25        0.41       1.00
Less Distributions
 Dividends from Net Investment
  Income                               (0.55)   (0.57)   (0.60)        (0.15)      (0.60)     (0.60)
                                     -------  -------  -------       -------   ---------  ---------
Net Asset Value at End of Period     $  9.10  $  9.64  $  9.57       $  9.36   $    9.26  $    9.45
                                     =======  =======  =======       =======   =========  =========
Total Return                           0.16%    6.84%    8.97%         2.71%*      4.48%     11.49%
Net Assets at End of Period (000's)  $39,449  $42,145  $38,172       $39,543   $  39,703  $  44,055
Ratio of Gross Expenses to Average
 Net Assets                            0.98%    0.94%    0.93%         1.01%**     1.03%      1.01%
Ratio of Net Expenses to Average
 Net Assets                            0.94%    0.94%    0.93%         1.01%**     1.03%      1.01%
Ratio of Net Investment Income to
 Average Net Assets                    5.92%    5.90%    6.40%         6.43%**     6.42%      6.55%
Portfolio Turnover Rate              132.51%  104.63%   82.70%        51.06%**    47.45%    131.24%
--------------------------------------------------------------------------------------------------------

 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO High-Yield Bond Fund
  No-Load Class

                                                      Three-Month
                               For the Year Ended    Period Ended    For the Year Ended
                                      December 31     December 31          September 30
                          --------------------------------------------------------------
                             1999     1998     1997          1996        1996       1995
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  8.78  $  9.13  $  8.82       $  8.79   $    8.68  $    8.55
Income from Investment
 Operations
 Net Investment Income       0.71     0.74     0.77          0.19        0.78       0.79
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.40)   (0.35)    0.31          0.03        0.11       0.13
                          -------  -------  -------       -------   ---------  ---------
 Total from Investment
  Operations                 0.31     0.39     1.08          0.22        0.89       0.92
Less Distributions
 Dividends from Net
  Investment Income         (0.71)   (0.74)   (0.77)        (0.19)      (0.78)     (0.79)
                          -------  -------  -------       -------   ---------  ---------
Net Asset Value at End
 of Period                $  8.38  $  8.78  $  9.13       $  8.82   $    8.79  $    8.68
                          =======  =======  =======       =======   =========  =========
Total Return                3.74%    4.45%   12.79%         2.50%*     10.79%     11.43%
Net Assets at End of
 Period (000's)           $73,004  $79,696  $71,058       $50,298   $  47,880  $  39,178
Ratio of Gross Expenses
 to Average Net Assets      0.99%    0.92%    0.91%         0.90%**     0.94%      1.01%
Ratio of Net Expenses to
 Average Net Assets         0.95%    0.92%    0.91%         0.90%**     0.94%      1.01%
Ratio of Net Investment
 Income to Average Net
 Assets                     8.31%    8.26%    8.58%         8.56%**     8.99%      9.28%
Portfolio Turnover Rate    70.65%   64.22%   85.06%        35.01%**    92.65%     38.03%
-----------------------------------------------------------------------------------------

 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Managed Bond Fund
  No-Load Class

                                             For the Year Ended December 31
                                     ------------------------------------------
                                        1999     1998     1997     1996    1995
--------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                              $  8.64  $  8.60  $  8.35  $  8.77  $ 8.15
Income from Investment Operations
 Net Investment Income                  0.41     0.42     0.42     0.41    0.44
 Net Realized and Unrealized Gain
  (Loss) on Investments                (0.74)    0.29     0.25    (0.42)   0.94
                                     -------  -------  -------  -------  ------
 Total from Investment Operations      (0.33)    0.71     0.67    (0.01)   1.38
Less Distributions
 Dividends from Net Investment
  Income                               (0.41)   (0.42)   (0.42)   (0.41)  (0.44)
 Distributions from Realized Gains        --    (0.25)      --       --   (0.32)
                                     -------  -------  -------  -------  ------
 Total Distributions                   (0.41)   (0.67)   (0.42)   (0.41)  (0.76)
                                     -------  -------  -------  -------  ------
Net Asset Value at End of Period     $  7.90  $  8.64  $  8.60  $  8.35  $ 8.77
                                     =======  =======  =======  =======  ======
Total Return                          (3.82%)   8.43%    8.23%    0.02%  17.35%
Net Assets at End of Period (000's)  $ 6,781  $ 6,757  $ 4,627  $ 4,215  $4,497
Ratio of Gross Expenses to Average
 Net Assets                            1.41%    1.16%    1.15%    1.27%   1.16%
Ratio of Net Expenses to Average
 Net Assets                            0.94%    1.16%    1.15%    1.27%   1.16%
Ratio of Net Investment Income to
 Average Net Assets                    5.10%    4.79%    4.98%    4.86%   5.14%
Portfolio Turnover Rate              146.87%  132.76%  176.50%  136.29%  78.78%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO California Tax-Free Income Fund
  No-Load Class

                                                                       Nine-Month      For the
                                               For the Year Ended    Period Ended   Year Ended
                                                      December 31     December 31     March 31
                                         --------------------------------------------------
                                            1999      1998     1997          1996         1996
-----------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period   $ 12.74  $  12.93  $ 12.22       $ 11.86      $ 11.54
Income from Investment Operations
 Net Investment Income                      0.56      0.60     0.60          0.47         0.62
 Net Realized and Unrealized Gain
  (Loss) on Investments                    (1.70)     0.18     0.76          0.39         0.40
                                         -------  --------  -------       -------      -------
 Total from Investment Operations          (1.14)     0.78     1.36          0.86         1.02
Less Distributions
 Dividends from Net Investment Income      (0.56)    (0.60)   (0.60)        (0.47)       (0.62)
 Distributions from Realized Gains           --      (0.37)   (0.05)        (0.03)       (0.08)
                                         -------  --------  -------       -------      -------
 Total Distributions                       (0.56)    (0.97)   (0.65)        (0.50)       (0.70)
                                         -------  --------  -------       -------      -------
Net Asset Value at End of Period         $ 11.04  $  12.74  $ 12.93       $ 12.22      $ 11.86
                                         =======  ========  =======       =======      =======
Total Return                              (9.18%)    6.19%   11.55%         7.42%*       8.87%
Net Assets at End of Period (000's)      $85,782  $112,457  $88,379       $72,084      $70,546
Ratio of Expenses to Average Net Assets    0.74%     0.68%    0.68%         0.69%**      0.68%
Ratio of Net Investment Income to
 Average Net Assets                        4.66%     4.60%    4.88%         5.21%**      5.12%
Portfolio Turnover Rate                   24.66%    38.78%    9.83%        10.52%**     16.25%
-----------------------------------------------------------------------------------------------

 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Municipal Bond Fund
  No-Load Class

                                                         Nine-Month      For the
                                 For the Year Ended    Period Ended   Year Ended
                                        December 31     December 31     March 31
                         -----------------------------------------------------
                             1999      1998      1997          1996         1996
---------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $  14.45  $  14.52  $  13.98      $  13.69     $  13.36
Income from Investment
 Operations
 Net Investment Income       0.69      0.73      0.75          0.57         0.76
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (1.56)     0.17      0.70          0.29         0.33
                         --------  --------  --------      --------     --------
 Total from Investment
  Operations                (0.87)     0.90      1.45          0.86         1.09
Less Distributions
 Dividends from Net
  Investment Income         (0.69)    (0.73)    (0.75)        (0.57)       (0.76)
 Distributions from
  Realized Gains               --     (0.24)    (0.16)           --           --
                         --------  --------  --------      --------     --------
 Total Distributions        (0.69)    (0.97)    (0.91)        (0.57)       (0.76)
                         --------  --------  --------      --------     --------
Net Asset Value at End
 of Period               $  12.89  $  14.45  $  14.52      $  13.98     $  13.69
                         ========  ========  ========      ========     ========
Total Return               (6.18%)    6.35%    10.68%         6.42%*       8.23%
Net Assets at End of
 Period (000's)          $470,267  $539,860  $502,946      $480,970     $480,643
Ratio of Expenses to
 Average Net Assets         0.60%     0.51%     0.51%         0.53%**      0.54%
Ratio of Net Investment
 Income to Average Net
 Assets                     5.04%     5.01%     5.31%         5.53%**      5.47%
Portfolio Turnover Rate    16.84%    20.80%    13.52%         6.66%**     12.60%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Washington State Municipal Bond Fund
  No-Load Class

                                                        Nine-Month      For the
                                For the Year Ended    Period Ended   Year Ended
                                       December 31     December 31     March 31
                              ---------------------------------------------
                                1999    1998    1997          1996         1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $10.78  $10.95  $10.53        $10.34       $10.10
Income from Investment
 Operations
 Net Investment Income          0.47    0.50    0.50          0.37         0.50
 Net Realized and Unrealized
  Gain (Loss) on Investments   (1.13)   0.15    0.42          0.20         0.27
                              ------  ------  ------        ------       ------
 Total from Investment
  Operations                   (0.66)   0.65    0.92          0.57         0.77
Less Distributions
 Dividends from Net
  Investment Income            (0.47)  (0.50)  (0.50)        (0.37)       (0.50)
 Distributions from Realized
  Gains                           --   (0.32)     --         (0.01)       (0.03)
                              ------  ------  ------        ------       ------
 Total Distributions           (0.47)  (0.82)  (0.50)        (0.38)       (0.53)
                              ------  ------  ------        ------       ------
Net Asset Value at End of
 Period                       $ 9.65  $10.78  $10.95        $10.53       $10.34
                              ======  ======  ======        ======       ======
Total Return                  (6.25%)  5.99%   8.94%         5.61%*       7.73%
Net Assets at End of Period
 (000's)                      $6,748  $7,712  $7,288        $6,558       $6,489
Ratio of Gross Expenses to
 Average Net Assets            1.06%   1.03%   1.02%         1.10%**      1.07%
Ratio of Net Expenses to
 Average Net Assets            0.94%   1.03%   1.02%         1.10%**      1.07%
Ratio of Net Investment
 Income to Average Net
 Assets                        4.61%   4.50%   4.68%         4.78%**      4.78%
Portfolio Turnover Rate        9.42%  33.18%  11.67%        15.96%**     20.86%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Intermediate-Term Municipal Bond Fund
  No-Load Class

                                                        Nine-Month      For the
                                For the Year Ended    Period Ended   Year Ended
                                       December 31     December 31     March 31
                           -------------------------------------------------
                              1999     1998     1997          1996         1996
--------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period       $ 11.02  $ 10.92  $ 10.61       $ 10.49      $ 10.17
Income from Investment
 Operations
 Net Investment Income        0.45     0.47     0.47          0.35         0.45
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (0.54)    0.10     0.31          0.12         0.32
                           -------  -------  -------       -------      -------
 Total from Investment
  Operations                 (0.09)    0.57     0.78          0.47         0.77
Less Distributions
 Dividends from Net
  Investment Income          (0.45)   (0.47)   (0.47)        (0.35)       (0.45)
 Distributions from
  Realized Gains             (0.02)      --       --            --           --
                           -------  -------  -------       -------      -------
 Total Distributions         (0.47)   (0.47)   (0.47)        (0.35)       (0.45)
                           -------  -------  -------       -------      -------
Net Asset Value at End of
 Period                    $ 10.46  $ 11.02  $ 10.92       $ 10.61      $ 10.49
                           =======  =======  =======       =======      =======
Total Return                (0.84%)   5.33%    7.50%         4.53%*       7.63%
Net Assets at End of
 Period (000's)            $14,607  $15,487  $13,780       $14,172      $14,981
Ratio of Gross Expenses
 to Average Net Assets       0.92%    0.83%    0.83%         0.89%**      0.84%
Ratio of Net Expenses to
 Average Net Assets          0.86%    0.83%    0.83%         0.89%**      0.84%
Ratio of Net Investment
 Income to Average Net
 Assets                      4.18%    4.25%    4.37%         4.40%**      4.29%
Portfolio Turnover Rate     10.51%    4.29%   10.52%        12.81%**      9.12%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Insured Municipal Bond Fund
  No-Load Class

                                                        Nine-Month      For the
                                For the Year Ended    Period Ended   Year Ended
                                       December 31     December 31     March 31
                           -------------------------------------------------
                              1999     1998     1997          1996         1996
--------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period       $ 11.33  $ 11.36  $ 10.74       $ 10.46      $ 10.05
Income from Investment
 Operations
 Net Investment Income        0.48     0.49     0.50          0.37         0.48
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.36)    0.17     0.62          0.28         0.41
                           -------  -------  -------       -------      -------
 Total from Investment
  Operations                 (0.88)    0.66     1.12          0.65         0.89
Less Distributions
 Dividends from Net
  Investment Income          (0.48)   (0.49)   (0.50)        (0.37)       (0.48)
 Distributions from
  Realized Gains                --    (0.20)      --            --           --
                           -------  -------  -------       -------      -------
 Total Distributions         (0.48)   (0.69)   (0.50)        (0.37)       (0.48)
                           -------  -------  -------       -------      -------
Net Asset Value at End of
 Period                    $  9.97  $ 11.33  $ 11.36       $ 10.74      $ 10.46
                           =======  =======  =======       =======      =======
Total Return                (7.99%)   5.90%   10.70%         6.31%*       8.95%
Net Assets at End of
 Period (000's)            $22,364  $24,998  $16,516       $13,187      $11,758
Ratio of Gross Expenses
 to Average Net Assets       0.91%    0.88%    0.92%         1.00%**      0.99%
Ratio of Net Expenses to
 Average Net Assets          0.88%    0.88%    0.92%         1.00%        0.99%
Ratio of Net Investment
 Income to Average Net
 Assets                      4.45%    4.29%    4.56%         4.66%**      4.53%
Portfolio Turnover Rate     32.78%   27.30%   13.02%        14.86%**      3.71%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Money Market Fund
  No-Load Class

                                                          Nine-Month      For the
                                  For the Year Ended    Period Ended   Year Ended
                                         December 31     December 31     March 31
                          -----------------------------------------------------
                              1999      1998      1997          1996         1996
----------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
Income from Investment
 Operations
 Net Investment Income        0.05      0.05      0.05          0.03         0.05
Less Distributions
 Dividends from Net
  Investment Income          (0.05)    (0.05)    (0.05)        (0.03)       (0.05)
                          --------  --------  --------      --------     --------
Net Asset Value at End
 of Period                $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
                          ========  ========  ========      ========     ========
Total Return                 4.65%     5.08%     4.93%         3.54%*       5.15%
Net Assets at End of
 Period (000's)           $240,459  $227,329  $176,623      $161,356     $165,122
Ratio of Gross Expenses
 to Average Net Assets       0.95%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Expenses to
 Average Net Assets          0.81%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Investment
 Income to Average Net
 Assets                      4.55%     4.97%     4.82%         4.66%**      5.04%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  Financial Highlights
  (For a Share Outstanding Throughout the Period)

  SAFECO Tax-Free Money Market Fund
  No-Load Class

                                                      Nine-Month      For the
                              For the Year Ended    Period Ended   Year Ended
                                     December 31     December 31     March 31
                         -------------------------------------------------
                            1999     1998     1997          1996         1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $  1.00  $  1.00  $  1.00       $  1.00      $  1.00
Income from Investment
 Operations
 Net Investment Income      0.03     0.03     0.03          0.02         0.03
Less Distributions
 Dividends from Net
  Investment Income        (0.03)   (0.03)   (0.03)        (0.02)       (0.03)
                         -------  -------  -------       -------      -------
Net Asset Value at End
 of Period               $  1.00  $  1.00  $  1.00       $  1.00      $  1.00
                         =======  =======  =======       =======      =======
Total Return               2.77%    3.07%    3.12%         2.29%*       3.44%
Net Assets at End of
 Period (000's)          $77,323  $77,457  $75,437       $73,164      $79,702
Ratio of Expenses to
 Average Average Net
 Assets                    0.66%+   0.63%    0.63%         0.65%**      0.65%
Ratio of Net Investment
 Income to Average Net
 Assets                    2.72%    3.04%    3.11%         3.03%**      3.40%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.70% for the year ended December 31, 1999.

               Report of ERNST & YOUNG LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Mar-ket Trust

    We have audited the accompanying statements of assets and liabilities, in-cluding the portfolios of investments, of the SAFECO Taxable Bond Trust (com-prising, respectively, the SAFECO Intermediate-Term U.S. Treasury Fund, the SAFECO GNMA Fund, and the SAFECO High-Yield Bond Fund), the SAFECO Managed Bond Trust (comprising the Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO California Tax-Free Income Fund, the SAFECO Municipal Bond Fund, the SAFECO Washington State Municipal Bond Fund, the SAFECO Intermediate-Term Municipal Bond Fund, and the SAFECO Insured Municipal Bond Fund), and the SAFECO Money Market Trust (comprising, respec-tively, the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial high-lights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and fi-nancial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An au-dit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our proce-dures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Taxable

Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust at December 31, 1999, the results of their operations, the changes in their net assets, and financial highlights for each of the periods referred to above, in conformity with accounting principles gen-erally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

Seattle, Washington
February 4, 2000

Year 2000 Readiness (Unaudited)

    All Year 2000 readiness work was completed prior to December 31, 1999. The Funds have experienced no disruption in their operations or service levels, and do not expect to incur any future disruptions or expense in connection with the year 2000 issue.

Shareholder Meeting (Unaudited)

    A joint special meeting of the Funds' shareholders was held on March 30, 1999, at which time the shareholders voted to approve changes to the Funds' fundamental investment policies and approved an amended and restated investment advisory contract, including a change in the fee structure. Shareholders elected the Board of Trustees and ratified the selection of Ernst & Young LLP as independent auditors. The results of that meeting are presented below.

(In Thousands)

 Proposal                        Trust/Fund               For   Against Abstain
 --------            ---------------------------------  ------- ------- -------
 Fundamental         Intermediate-Term U.S. Treasury
  Investment         Fund.............................    1,275      25      77
  Policies           GNMA Fund........................    2,426     132     294
                     High-Yield Bond Fund.............    4,389     275   1,333
                     Managed Bond Fund................      599      12      27
                     Municipal Bond Fund..............   20,932   1,908   2,648
                     California Tax-Free Income Fund..    4,549     188     699
                     Washington State Municipal Bond
                     Fund.............................      394     260      47
                     Intermediate-Term Municipal Bond
                     Fund.............................      799     241      40
                     Insured Municipal Bond Fund......    1,317     208     153
                     Money Market Fund................  113,201   5,139   7,603
                     Tax-Free Money Market Fund.......   46,632   1,920   1,940

 Investment Advisory Intermediate-Term U.S. Treasury
                     Fund.............................    1,214      84      79
  Contract           GNMA Fund........................    2,401     151     299
                     High-Yield Bond Fund.............    4,226     466   1,305
                     Managed Bond Fund................      594      18      25
                     Municipal Bond Fund..............   19,449   3,305   2,734
                     California Tax-Free Income Fund..    4,406     254     776
                     Washington State Municipal Bond
                     Fund.............................      401     270      31
                     Intermediate-Term Municipal Bond
                     Fund.............................      770     251      59
                     Insured Municipal Bond Fund......    1,307     218     154
                     Money Market Fund................  110,460   7,606   7,877
                     Tax-Free Money Market Fund.......   44,775   3,422   2,295

 Elect Boh A. Dickey Taxable Bond Trust...............    9,720     505
                     Tax-Exempt Bond Trust............   33,179    1204
                     Money Market Trust...............  170,319   6,116
                     Managed Bond Trust...............      625      12


 Proposal                       Trust/Fund                 For   Against Abstain
 --------          ------------------------------------  ------- ------- -------
 Elect Barbara J.
  Dingfield        Taxable Bond Trust..................    9,687     538
                   Tax-Exempt Bond Trust...............   33,206   1,177
                   Money Market Trust..................  169,394   7,041
                   Managed Bond Trust..................      625      12

 Elect David F.
  Hill             Taxable Bond Trust..................    9,725     500
                   Tax-Exempt Bond Trust...............   33,202   1,181
                   Money Market Trust..................  170,290   6,145
                   Managed Bond Trust..................      625      12

 Elect Richard W.
  Hubbard          Taxable Bond Trust..................    9,710     515
                   Tax-Exempt Bond Trust...............   33,205   1,178
                   Money Market Trust..................  169,808   6,627
                   Managed Bond Trust..................      625      12

 Elect Richard E.
  Lundgren         Taxable Bond Trust..................    9,715     510
                   Tax-Exempt Bond Trust...............   33,232   1,151
                   Money Market Trust..................  169,870   6,565
                   Managed Bond Trust..................      625      12

 Elect Larry L.
  Pinnt            Taxable Bond Trust..................    9,716     509
                   Tax-Exempt Bond Trust...............   33,224   1,159
                   Money Market Trust..................  169,699   6,736
                   Managed Bond Trust..................      625      12

 Elect John W.
  Schneider        Taxable Bond Trust..................    9,717     508
                   Tax-Exempt Bond Trust...............   33,202   1,182
                   Money Market Trust..................  169,829   6,606
                   Managed Bond Trust..................      625      12

 Selection of
  Ernst &          Taxable Bond Trust..................    9,790     147     287
  Young LLP        Tax-Exempt Bond Trust...............   33,312     470     601
                   Money Market Trust..................  168,894   1,937   5,604
                   Managed Bond Trust..................      624      12       1

SAFECO FIXED-INCOME FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller
David H. Longhurst Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

GMF 997 2/00

 Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com